UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

Item 1. Report to Stockholders.

(a)

Fund Name: Strive 500 ETF Ticker: STRV Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/strv

This semi-annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/strv. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

KEY FUND STATISTICS (as of Period End)
Net Assets	$814,386,857	Portfolio Turnover Rate*	1%
# of Portfolio Holdings	501	Advisory Fees Paid	$191,448
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.0%
Financials	13.7%
Consumer Discretionary	11.5%
Health Care	10.6%
Communication Services	10.1%
Industrials	8.2%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.0%
Real Estate	1.9%
Materials	1.9%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	6.8%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. - Class C	1.9%
JPMorgan Chase & Co.	1.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/strv. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Mid-Cap ETF Ticker: STXM Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxm

This semi-annual shareholder report contains important information about the Strive Mid-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can https://www.strivefunds.com/stxm. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$16,627,527	Portfolio Turnover Rate*	8%
# of Portfolio Holdings	394	Advisory Fees Paid	$12,336
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	20.0%
Financials	15.8%
Consumer Discretionary	13.7%
Information Technology	13.2%
Health Care	9.1%
Real Estate	6.8%
Materials	6.8%
Consumer Staples	4.6%
Energy	4.5%
Communication Services	3.1%
Utilities	2.1%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Robinhood Markets, Inc. - Class A	1.0%
Williams-Sonoma, Inc.	0.7%
Texas Pacific Land Corp.	0.7%
Expand Energy Corp.	0.6%
Twilio, Inc. - Class A	0.6%
NRG Energy, Inc	0.6%
EMCOR Group, Inc.	0.6%
Pure Storage, Inc. - Class A	0.6%
Natera, Inc.	0.6%
DocuSign, Inc.	0.5%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxm. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxk

This semi-annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxk. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$62,806,772	Portfolio Turnover Rate*	11%
# of Portfolio Holdings	594	Advisory Fees Paid	$51,501
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	18.7%
Industrials	17.8%
Information Technology	13.7%
Health Care	13.1%
Consumer Discretionary	12.5%
Real Estate	6.1%
Materials	4.5%
Utilities	4.2%
Energy	4.0%
Communication Services	2.8%
Consumer Staples	2.2%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Rocket Lab USA, Inc.	0.5%
Credo Technology Group Holding Ltd.	0.5%
BILL Holdings, Inc.	0.5%
Kyndryl Holdings, Inc.	0.4%
Genpact Ltd.	0.4%
Masimo Corp.	0.4%
Glaukos Corp.	0.4%
Brinker International, Inc.	0.4%
Wyndham Hotels & Resorts, Inc.	0.4%
ExlService Holdings, Inc.	0.4%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxk. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxg

This semi-annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxg. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$118,580,182	Portfolio Turnover Rate*	4%
# of Portfolio Holdings	697	Advisory Fees Paid	$89,889
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	38.3%
Consumer Discretionary	13.3%
Communication Services	11.6%
Financials	9.7%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.0%
Materials	1.7%
Real Estate	1.7%
Energy	1.1%
Utilities	0.5%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	8.6%
Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc. - Class A	3.7%
Alphabet, Inc. - Class A	3.0%
Tesla, Inc.	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.4%
Eli Lilly & Co.	1.7%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxg. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxv

This semi-annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxv. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

KEY FUND STATISTICS (as of Period End)
Net Assets	$68,934,300	Portfolio Turnover Rate*	5%
# of Portfolio Holdings	696	Advisory Fees Paid	$53,376
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.8%
Health Care	13.3%
Industrials	10.0%
Energy	9.3%
Consumer Staples	9.1%
Consumer Discretionary	6.8%
Information Technology	6.7%
Utilities	6.6%
Communication Services	4.8%
Real Estate	3.9%
Materials	3.3%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	2.5%
Bank of America Corp.	2.1%
Johnson & Johnson	2.1%
Wells Fargo & Co.	1.8%
Chevron Corp.	1.7%
International Business Machines Corp.	1.5%
Philip Morris International, Inc.	1.3%
Berkshire Hathaway, Inc. - Class B	1.2%
Cisco Systems, Inc.	1.2%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxv. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report www.strivefunds.com/stxd

This semi-annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxd. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.35%

KEY FUND STATISTICS (as of Period End)
Net Assets	$50,543,774	Portfolio Turnover Rate*	2%
# of Portfolio Holdings	215	Advisory Fees Paid	$82,733
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	23.4%
Health Care	21.6%
Financials	16.2%
Industrials	14.1%
Consumer Staples	8.0%
Consumer Discretionary	8.0%
Materials	3.4%
Real Estate	2.8%
Utilities	1.4%
Energy	0.5%
Cash & Cash Equivalents	0.5%
Communication Services	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	4.7%
Broadcom Inc.	4.7%
Apple, Inc.	4.5%
Eli Lilly & Co	4.3%
Visa, Inc. - Class A	3.6%
UnitedHealth Group, Inc.	3.1%
Mastercard, Inc. - Class A	2.9%
Costco Wholesale Corp.	2.7%
Home Depot, Inc.	2.6%
Procter & Gamble Co.	2.4%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/drll

This semi-annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/drll. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.41%

KEY FUND STATISTICS (as of Period End)
Net Assets	$304,465,509	Portfolio Turnover Rate*	4%
# of Portfolio Holdings	38	Advisory Fees Paid	$661,840
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	45.8%
Oil & Gas Exploration & Production	39.2%
Oil & Gas Refining & Marketing	13.9%
Automotive Retail	1.0%
Cash & Cash Equivalents	0.1%

Top 10 Holdings (as a % of Net Assets)
Exxon Mobil Corp.	21.6%
Chevron Corp.	21.3%
ConocoPhillips	5.6%
EOG Resources, Inc.	4.5%
Marathon Petroleum Corp.	4.5%
Phillips 66	4.4%
Valero Energy Corp.	4.1%
Hess Corp.	3.9%
Diamondback Energy Inc.	3.2%
EQT Corp.	3.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/drll. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/shoc

This semi-annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/shoc. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.40%

KEY FUND STATISTICS (as of Period End)
Net Assets	$78,793,276	Portfolio Turnover Rate*	19%
# of Portfolio Holdings	31	Advisory Fees Paid	$160,190
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	66.5%
Semiconductor Materials & Equipment	23.8%
Application Software	6.2%
Electronic Manufacturing Services	1.7%
Electronic Equipment & Instruments	1.2%
Specialty Chemicals	0.4%
Electrical Components & Equipment	0.1%
Cash & Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	18.1%
Broadcom, Inc.	17.1%
ASML Holding NV	9.7%
Applied Materials, Inc.	4.7%
Texas Instruments, Inc.	4.1%
Analog Devices, Inc.	4.0%
Lam Research Corp.	4.0%
Micron Technology, Inc.	3.9%
KLA Corp.	3.8%
Marvell Technology, Inc.	3.7%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/shoc. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/ftwo

This semi-annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/ftwo. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$27,196,968	Portfolio Turnover Rate*	9%
# of Portfolio Holdings	50	Advisory Fees Paid	$61,728
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	34.0%
Materials	27.4%
Energy	22.6%
Utilities	14.7%
Consumer Staples	1.2%
Cash & Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Energy Corp.	14.7%
Deere & Co.	10.2%
Exxon Mobil Corp.	6.4%
General Electric Co.	4.5%
Corteva, Inc.	3.8%
Freeport-McMoRan, Inc.	3.6%
RTX Corp.	3.6%
Chevron Corp.	3.5%
Newmont Corp.	3.4%
Cameco Corp.	3.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/ftwo. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxe

This semi-annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxe. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.32%

KEY FUND STATISTICS (as of Period End)
Net Assets	$97,582,556	Portfolio Turnover Rate*	12%
# of Portfolio Holdings	273	Advisory Fees Paid	$161,721
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	30.2%
Information Technology	29.6%
Materials	6.6%
Consumer Discretionary	5.6%
Industrials	5.6%
Energy	5.4%
Consumer Staples	5.3%
Communication Services	4.6%
Utilities	3.1%
Health Care	3.0%
Real Estate	1.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.2%
Samsung Electronics Co. Ltd.,	4.1%
HDFC Bank Ltd.	3.2%
Al Rajhi Bank	2.4%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.0%
SK Hynix, Inc.	1.5%
Infosys Ltd.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.3%
MediaTek, Inc.	1.3%

COUNTRY WEIGHTING (as a % of Net Assets)
India	30.2%
Taiwan	24.0%
South Korea	12.1%
Saudi Arabia	8.3%
Brazil	5.6%
South Africa	3.1%
Mexico	2.9%
Thailand	2.6%
Indonesia	2.3%
United Arab Emirates	2.3%
Poland	1.2%
Kuwait	1.2%
Malaysia	1.1%
Qatar	0.8%
Philippines	0.5%
Turkey	0.4%
Hungary	0.4%
United Kingdom	0.3%
Peru	0.2%
Greece	0.2%
United States	0.2%
Chile	0.1%

Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxe
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxe. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive International Developed Markets ETF Ticker: STXI Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxi

This semi-annual shareholder report contains important information about the Strive International Developed Markets ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxi. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

KEY FUND STATISTICS (as of Period End)
Net Assets	$16,739,217	Portfolio Turnover Rate*	5%
# of Portfolio Holdings	260	Advisory Fees Paid	$20,585
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	26.1%
Industrials	16.1%
Health Care	12.8%
Consumer Discretionary	10.3%
Information Technology	10.0%
Consumer Staples	7.2%
Materials	6.1%
Energy	5.4%
Communication Services	2.9%
Utilities	2.3%
Real Estate	0.6%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
ASML Holding NV	2.1%
SAP SE	2.0%
Novo Nordisk A/S	2.0%
Roche Holding AG	1.5%
Nestle SA	1.5%
Novartis AG	1.5%
AstraZeneca PLC	1.5%
Shell PLC	1.4%
Toyota Motor Corp.	1.4%
HSBC Holdings PLC	1.3%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	19.1%
United Kingdom	13.8%
Canada	12.5%
France	11.6%
Switzerland	10.1%
Germany	8.8%
Australia	6.2%
Netherlands	4.7%
Denmark	2.6%
Spain	2.4%
Italy	2.0%
Sweden	1.9%
Singapore	1.2%
Hong Kong	1.1%
Finland	0.6%
Belgium	0.5%
United States	0.3%
Ireland	0.3%
Israel	0.1%
Cash & Cash Equivalents	0.2%
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive International Developed Markets ETF Ticker: STXI Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxi

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxi. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/stxt

This semi-annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxt. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$126,024,150	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	240	Advisory Fees Paid	$287,442
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	44.8%
Asset-Backed Securities	16.2%
U.S. Treasury Securities	13.2%
Corporate Bonds	9.7%
Collateralized Mortgage Obligations	6.4%
Collateralized Loan Obligations	6.1%
Cash & Cash Equivalents	3.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Federal Home Loan Mortgage Corp., Pool QI4343, 4.50%, 04/01/2054	1.8%
Federal Home Loan Mortgage Corp., Pool SD8384, 6.00%, 12/01/2053	1.6%
Federal Home Loan Mortgage Corp., Pool QJ7677, 5.50%, 11/01/2054	1.6%
Ginnie Mae II Pool, Pool MA9171, 5.50%, 09/20/2053	1.5%
United States Treasury Note/Bond, 4.13%, 10/31/2027	1.5%
Federal Home Loan Mortgage Corp., Pool QJ6482, 5.00%, 10/01/2054	1.5%
Federal National Mortgage Association, Pool BW8868, 5.00%, 10/01/2052	1.4%
Ginnie Mae II Pool, Pool MA9105, 5.00%, 08/20/2053	1.4%
Federal Home Loan Mortgage Corp., Pool SD8256, 4.00%, 10/01/2052	1.4%
Federal National Mortgage Association, Pool FS5635, 4.00%, 11/01/2052	1.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxt. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/buxx

This semi-annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/buxx. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.25%

KEY FUND STATISTICS (as of Period End)
Net Assets	$208,781,407	Portfolio Turnover Rate*	42%
# of Portfolio Holdings	270	Advisory Fees Paid	$187,605
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	28.2%
Corporate Bonds	26.7%
Collateralized Mortgage Obligations	23.1%
Collateralized Loan Obligations	14.0%
Cash & Cash Equivalents	4.8%
U.S. Treasury Bills	2.3%
U.S. Treasury Securities	0.6%
Mortgage-Backed Securities	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.49% (3 mo. Term SOFR + 1.20%), 01/20/2032	1.4%
United States Treasury Bill, 4.36%, 09/04/2025	1.4%
Pagaya AI Debt Selection Trust, Series 2023-8, Class B, 7.96%, 06/16/2031	1.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-HQA2, Class M1, 5.55% (30 day avg SOFR US + 1.20%), 08/25/2044	1.2%
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82%, 10/12/2029	1.1%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2044	1.1%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042	1.0%
Federal Home Loan Mortgage Corp., Series K055, Class A2, 2.67%, 03/25/2026	1.0%
OZLM Ltd., Series 2019-24A, Class A1AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2032	1.0%
Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 4.74% (30 day avg SOFR US + 0.21%), 06/25/2031	1.0%

Semi-Annual Shareholder Report: January 31, 2025

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	January 31, 2025 Semi-Annual Shareholder Report https://www.strivefunds.com/buxx

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/buxx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	2,781	$241,363
Trade Desk, Inc. - Class A (a)	6,766	802,989
		1,044,352

Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	1,089	710,224
Boeing Co. (a)	11,543	2,037,570
General Dynamics Corp.	3,548	911,765
General Electric Co.	16,965	3,453,565
HEICO Corp.	457	109,196
HEICO Corp. - Class A	1,370	260,752
Howmet Aerospace, Inc.	6,332	801,504
L3Harris Technologies, Inc.	2,959	627,338
Lockheed Martin Corp.	3,680	1,703,656
Northrop Grumman Corp.	2,299	1,120,234
RTX Corp.	21,085	2,718,911
TransDigm Group, Inc.	823	1,113,799
		15,568,514

Agricultural & Farm Machinery - 0.2%
Deere & Co.	4,056	1,932,927

Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	8,381	429,359

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,225	252,715
FedEx Corp.	3,752	993,792
United Parcel Service, Inc. - Class B	12,103	1,382,526
		2,629,033

Apparel Retail - 0.4%
Ross Stores, Inc.	4,923	741,207
TJX Cos., Inc.	17,650	2,202,543
		2,943,750

Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,813	750,945

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Application Software - 3.2%
Adobe, Inc. (a)	6,997	$3,060,838
ANSYS, Inc. (a)	1,227	430,064
AppLovin Corp. - Class A (a)	3,595	1,328,676
Atlassian Corp. - Class A (a)	2,322	712,343
Autodesk, Inc. (a)	3,345	1,041,432
Bentley Systems, Inc. - Class B	3,084	143,560
Cadence Design Systems, Inc. (a)	4,242	1,262,504
Datadog, Inc. - Class A (a)	4,659	664,886
Fair Isaac Corp. (a)	373	698,838
HubSpot, Inc. (a)	888	692,223
Intuit, Inc.	4,269	2,567,846
MicroStrategy, Inc. - Class A (a)	2,866	959,508
Palantir Technologies, Inc. - Class A (a)	32,585	2,687,937
PTC, Inc. (a)	2,128	411,725
Roper Technologies, Inc.	1,850	1,064,952
Salesforce, Inc.	14,781	5,050,668
Samsara, Inc. - Class A (a)	3,012	155,118
Synopsys, Inc. (a)	2,415	1,269,034
Tyler Technologies, Inc. (a)	663	398,887
Workday, Inc. - Class A (a)	3,360	880,522
Zoom Communications, Inc. - Class A (a)	4,706	409,140
		25,890,701

Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc.	1,490	809,606
Ares Management Corp. - Class A	2,844	563,738
Bank of New York Mellon Corp.	11,484	986,820
Blackrock, Inc.	2,143	2,304,797
Blackstone, Inc.	11,021	1,951,929
Blue Owl Capital, Inc. - Class A	6,879	178,923
KKR & Co., Inc.	10,558	1,763,925
Northern Trust Corp.	2,812	315,759
State Street Corp.	4,392	446,315
T Rowe Price Group, Inc.	3,069	358,828
		9,680,640

Automobile Manufacturers - 2.5%
Ford Motor Co.	61,732	622,259
General Motors Co.	17,796	880,190
Rivian Automotive, Inc. - Class A (a)	11,751	147,593
Stellantis NV (b)	32,196	422,733
Tesla, Inc. (a)	44,444	17,982,042
		20,054,817

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 0.0%(c)
Aptiv PLC (a)	4,367	$272,588

Automotive Retail - 0.3%
AutoZone, Inc. (a)	284	951,460
Carvana Co. (a)	1,859	460,065
O'Reilly Automotive, Inc. (a)	871	1,127,440
		2,538,965

Biotechnology - 1.7%
AbbVie, Inc.	28,031	5,154,901
Alnylam Pharmaceuticals, Inc. (a)	2,213	600,409
Amgen, Inc.	8,430	2,406,091
Biogen, Inc. (a)	2,227	320,532
BioMarin Pharmaceutical, Inc. (a)	2,683	169,995
Gilead Sciences, Inc.	19,463	1,891,804
Incyte Corp. (a)	2,672	198,156
Moderna, Inc. (a)	4,982	196,390
Regeneron Pharmaceuticals, Inc. (a)	1,593	1,072,057
Vertex Pharmaceuticals, Inc. (a)	4,233	1,954,291
		13,964,626

Broadcasting - 0.0%(c)
Fox Corp. - Class A	3,352	171,555
Fox Corp. - Class B	1,336	64,930
		236,485

Broadline Retail - 4.4%
Amazon.com, Inc. (a)	148,801	35,367,022
eBay, Inc.	7,624	514,467
		35,881,489

Building Products - 0.5%
Builders FirstSource, Inc. (a)	2,177	364,169
Carrier Global Corp.	13,035	852,228
Johnson Controls International PLC	10,661	831,558
Lennox International, Inc.	652	386,258
Masco Corp.	3,117	247,116
Trane Technologies PLC	3,795	1,376,636
		4,057,965

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Cable & Satellite - 0.3%
Charter Communications, Inc. - Class A (a)	1,313	$453,628
Comcast Corp. - Class A	61,809	2,080,491
Sirius XM Holdings, Inc.	3,407	81,802
		2,615,921

Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	918	157,180
Old Dominion Freight Line, Inc.	3,264	605,831
		763,011

Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	6,477	271,710
Las Vegas Sands Corp.	5,483	251,286
MGM Resorts International (a)	3,494	120,473
		643,469

Commercial & Residential Mortgage Finance - 0.0%(c)
Rocket Cos., Inc. - Class A (a)	1,373	17,300

Commodity Chemicals - 0.1%
Dow, Inc.	10,893	425,372
LyondellBasell Industries NV - Class A	3,492	264,344
Westlake Corp.	366	41,823
		731,539

Communications Equipment - 0.8%
Arista Networks, Inc. (a)	15,579	1,795,168
Cisco Systems, Inc.	58,694	3,556,856
Motorola Solutions, Inc.	2,663	1,249,613
		6,601,637

Computer & Electronics Retail - 0.0%(c)
Best Buy Co., Inc.	2,752	236,287

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,216	681,664

Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	7,509	2,789,143
Cummins, Inc.	2,190	780,188
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.6% (Continued)
PACCAR, Inc.	8,085	$896,465
Westinghouse Air Brake Technologies Corp.	2,582	536,849
		5,002,645

Construction Materials - 0.3%
CRH PLC	10,569	1,046,648
Martin Marietta Materials, Inc.	914	497,326
Vulcan Materials Co.	2,253	617,660
		2,161,634

Consumer Electronics - 0.1%
Garmin Ltd.	2,323	501,420

Consumer Finance - 0.6%
American Express Co.	7,837	2,487,856
Capital One Financial Corp.	5,524	1,125,294
Discover Financial Services	3,861	776,408
Synchrony Financial	6,356	438,437
		4,827,995

Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	6,996	6,855,240
Dollar General Corp.	3,066	217,870
Dollar Tree, Inc. (a)	2,901	212,788
Target Corp.	7,003	965,784
Walmart, Inc.	68,212	6,695,690
		14,947,372

Copper - 0.1%
Freeport-McMoRan, Inc.	22,092	791,998

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	2,156	513,602
SS&C Technologies Holdings, Inc.	3,024	244,793
		758,395

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	526	17,526
Brown-Forman Corp. - Class B	4,582	151,252
Constellation Brands, Inc. - Class A	2,397	433,378
		602,156

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Distributors - 0.0%(c)
Genuine Parts Co.	2,148	$249,705

Diversified Banks - 3.3%
Bank of America Corp.	109,441	5,067,118
Citigroup, Inc.	30,474	2,481,498
Fifth Third Bancorp	10,624	470,749
First Citizens BancShares, Inc. - Class A	166	365,978
JPMorgan Chase & Co.	44,212	11,817,868
PNC Financial Services Group, Inc.	6,516	1,309,390
US Bancorp	23,823	1,138,263
Wells Fargo & Co.	53,927	4,249,448
		26,900,312

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	6,342	1,084,355
Corebridge Financial, Inc.	3,317	111,982
		1,196,337

Diversified Support Services - 0.2%
Cintas Corp.	5,186	1,040,156
Copart, Inc. (a)	13,439	778,521
		1,818,677

Electric Utilities - 1.4%
Alliant Energy Corp.	3,425	201,664
American Electric Power Co., Inc.	9,066	891,732
Constellation Energy Corp.	4,778	1,433,305
Duke Energy Corp.	11,669	1,306,811
Edison International	7,298	394,092
Entergy Corp.	5,950	482,426
Evergy, Inc.	3,147	201,943
Eversource Energy	5,105	294,456
Exelon Corp.	15,419	616,760
FirstEnergy Corp.	8,540	339,892
NextEra Energy, Inc.	33,100	2,368,636
PG&E Corp.	32,294	505,401
PPL Corp.	11,215	376,824
Southern Co.	17,023	1,429,081
Xcel Energy, Inc.	8,598	577,786
		11,420,809

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	3,788	$699,113
Eaton Corp. PLC	6,297	2,055,593
Emerson Electric Co.	8,796	1,143,040
Hubbell, Inc.	746	315,566
Rockwell Automation, Inc.	1,737	483,633
Vertiv Holdings Co. - Class A	6,298	736,992
		5,433,937

Electronic Components - 0.2%
Amphenol Corp. - Class A	20,039	1,418,360
Corning, Inc.	11,684	608,503
		2,026,863

Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	2,543	453,544
Teledyne Technologies, Inc. (a)	723	369,692
Trimble, Inc. (a)	3,378	253,215
Zebra Technologies Corp. - Class A (a)	749	293,563
		1,370,014

Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	4,661	689,688

Environmental & Facilities Services - 0.3%
Republic Services, Inc.	3,249	704,611
Rollins, Inc.	4,501	222,799
Veralto Corp.	3,201	330,951
Waste Management, Inc.	6,337	1,395,788
		2,654,149

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,719	250,719
Corteva, Inc.	10,866	709,224
		959,943

Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	1,470	300,365
CME Group, Inc.	5,874	1,389,319
Coinbase Global, Inc. - Class A (a)	3,301	961,680
FactSet Research Systems, Inc.	559	265,195
Intercontinental Exchange, Inc.	8,795	1,405,705
Moody's Corp.	2,364	1,180,676
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.2% (Continued)
MSCI, Inc.	1,146	$683,898
Nasdaq, Inc.	7,283	599,682
S&P Global, Inc.	4,928	2,569,509
Tradeweb Markets, Inc. - Class A	2,368	300,499
		9,656,528

Food Distributors - 0.1%
Sysco Corp.	7,348	535,816

Food Retail - 0.1%
Kroger Co.	10,498	647,097

Footwear - 0.2%
Deckers Outdoor Corp. (a)	2,611	463,087
NIKE, Inc. - Class B	18,949	1,457,178
		1,920,265

Gas Utilities - 0.0%(c)
Atmos Energy Corp.	2,290	326,348

Gold - 0.1%
Newmont Corp.	17,793	760,117

Health Care Distributors - 0.3%
Cardinal Health, Inc.	3,347	413,890
Cencora, Inc.	2,753	699,840
McKesson Corp.	2,173	1,292,392
		2,406,122

Health Care Equipment - 2.3%
Abbott Laboratories	27,297	3,492,105
Baxter International, Inc.	7,495	244,037
Becton Dickinson & Co.	4,454	1,102,811
Boston Scientific Corp. (a)	23,109	2,365,437
Dexcom, Inc. (a)	7,129	619,011
Edwards Lifesciences Corp. (a)	9,180	665,091
GE HealthCare Technologies, Inc.	7,220	637,526
Hologic, Inc. (a)	3,204	231,137
IDEXX Laboratories, Inc. (a)	1,228	518,278
Insulet Corp. (a)	1,051	292,577
Intuitive Surgical, Inc. (a)	5,684	3,250,566
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Health Care Equipment - 2.3% (Continued)
Medtronic PLC	21,003	$1,907,493
ResMed, Inc.	2,241	529,279
STERIS PLC	1,397	308,248
Stryker Corp.	5,660	2,214,701
Zimmer Biomet Holdings, Inc.	2,957	323,732
		18,702,029

Health Care Facilities - 0.1%
HCA Healthcare, Inc.	2,949	972,905

Health Care Services - 0.4%
Cigna Group	4,481	1,318,355
CVS Health Corp.	19,887	1,123,218
Labcorp Holdings, Inc.	1,383	345,474
Quest Diagnostics, Inc.	1,674	273,029
		3,060,076

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	1,048	229,627
Cooper Cos., Inc. (a)	2,830	273,237
		502,864

Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	4,241	1,581,384

Home Improvement Retail - 1.1%
Home Depot, Inc.	15,729	6,480,033
Lowe's Cos., Inc.	8,840	2,298,754
		8,778,787

Homebuilding - 0.2%
DR Horton, Inc.	4,476	635,144
Lennar Corp. - Class A	3,488	457,765
Lennar Corp. - Class B	109	13,711
NVR, Inc. (a)	44	352,712
PulteGroup, Inc.	3,015	343,047
		1,802,379

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	6,049	793,447
Booking Holdings, Inc.	524	2,482,482
Carnival Corp. (a)	15,418	426,616
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.9% (Continued)
Expedia Group, Inc. (a)	2,097	$358,482
Hilton Worldwide Holdings, Inc.	3,866	989,967
Marriott International, Inc. - Class A	3,456	1,004,279
Royal Caribbean Cruises Ltd.	3,640	970,424
		7,025,697

Household Products - 1.1%
Church & Dwight Co., Inc.	4,755	501,747
Clorox Co.	2,535	402,254
Colgate-Palmolive Co.	12,850	1,114,095
Kimberly-Clark Corp.	5,012	651,410
Procter & Gamble Co.	38,092	6,322,891
		8,992,397

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	6,416	1,944,112
Paychex, Inc.	5,801	856,634
		2,800,746

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	9,798	107,778
Vistra Corp.	5,263	884,342
		992,120

Industrial Conglomerates - 0.5%
3M Co.	8,620	1,311,964
Honeywell International, Inc.	10,594	2,370,090
		3,682,054

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	3,447	1,155,641
Linde PLC	7,513	3,351,700
		4,507,341

Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	2,169	441,782
Fortive Corp.	5,148	418,687
IDEX Corp.	1,139	255,489
Illinois Tool Works, Inc.	4,432	1,148,597
Ingersoll Rand, Inc.	6,360	596,568
Otis Worldwide Corp.	6,412	611,833
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.7% (Continued)
Parker-Hannifin Corp.	2,127	$1,503,895
Stanley Black & Decker, Inc.	2,314	203,794
Symbotic, Inc. (a)(b)	305	8,952
Xylem, Inc.	4,248	526,922
		5,716,519

Insurance Brokers - 0.6%
Aon PLC - Class A	3,321	1,231,493
Arthur J Gallagher & Co.	3,219	971,559
Brown & Brown, Inc.	3,225	337,529
Marsh & McLennan Cos., Inc.	7,657	1,660,650
Willis Towers Watson PLC	1,436	473,255
		4,674,486

Integrated Oil & Gas - 1.5%
Chevron Corp.	27,339	4,078,705
Exxon Mobil Corp.	70,402	7,521,046
Occidental Petroleum Corp.	9,514	443,828
		12,043,579

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	113,094	2,683,721
Verizon Communications, Inc.	64,757	2,550,778
		5,234,499

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	4,228	519,663
ROBLOX Corp. - Class A (a)	8,425	598,765
Take-Two Interactive Software, Inc. (a)	2,478	459,694
		1,578,122

Interactive Media & Services - 7.2%
Alphabet, Inc. - Class A	92,731	18,918,979
Alphabet, Inc. - Class C	75,967	15,618,815
Meta Platforms, Inc. - Class A	34,652	23,881,465
Pinterest, Inc. - Class A (a)	8,970	295,651
Snap, Inc. - Class A (a)	15,838	178,811
		58,893,721

Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	2,265	226,274
Cloudflare, Inc. - Class A (a)	4,307	596,089
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.3% (Continued)
GoDaddy, Inc. - Class A (a)	2,197	$467,192
MongoDB, Inc. (a)	1,123	306,938
Okta, Inc. (a)	2,343	220,757
Snowflake, Inc. - Class A (a)	4,461	809,716
VeriSign, Inc. (a)	992	213,280
		2,840,246

Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	24,291	2,009,352
Goldman Sachs Group, Inc.	5,037	3,225,695
Interactive Brokers Group, Inc. - Class A	1,580	343,555
LPL Financial Holdings, Inc.	1,107	406,147
Morgan Stanley	19,435	2,690,387
Raymond James Financial, Inc.	2,694	453,885
		9,129,021

IT Consulting & Other Services - 1.1%
Accenture PLC - Class A	10,023	3,858,354
Cognizant Technology Solutions Corp. - Class A	7,434	614,122
EPAM Systems, Inc. (a)	829	210,533
Gartner, Inc. (a)	1,072	581,914
International Business Machines Corp.	14,776	3,778,223
		9,043,146

Life & Health Insurance - 0.3%
Aflac, Inc.	8,917	957,508
MetLife, Inc.	9,394	812,675
Principal Financial Group, Inc.	3,261	268,869
Prudential Financial, Inc.	5,257	634,835
		2,673,887

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	4,483	679,264
Avantor, Inc. (a)	10,585	235,834
Danaher Corp.	10,612	2,363,717
ICON PLC (a)	1,135	225,956
Illumina, Inc. (a)	2,376	315,390
IQVIA Holdings, Inc. (a)	2,588	521,120
Mettler-Toledo International, Inc. (a)	288	392,959
Revvity, Inc.	2,485	313,433
Thermo Fisher Scientific, Inc.	6,148	3,674,967
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.2% (Continued)
Waters Corp. (a)	806	$334,877
West Pharmaceutical Services, Inc.	983	335,743
		9,393,260

Managed Health Care - 1.3%
Centene Corp. (a)	8,390	537,212
Elevance Health, Inc.	3,595	1,422,541
Humana, Inc.	2,096	614,610
Molina Healthcare, Inc. (a)	781	242,430
UnitedHealth Group, Inc.	14,530	7,882,380
		10,699,173

Metal, Glass & Plastic Containers - 0.0%(c)
Ball Corp.	4,717	262,737

Movies & Entertainment - 1.5%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	22,445
Liberty Media Corp.-Liberty Formula One - Class C (a)	2,895	277,051
Live Nation Entertainment, Inc. (a)	2,352	340,287
Netflix, Inc. (a)	6,738	6,581,409
Spotify Technology SA (a)	1,898	1,041,148
Walt Disney Co.	28,445	3,215,992
Warner Bros Discovery, Inc. (a)	34,572	360,932
Warner Music Group Corp. - Class A	1,416	45,029
		11,884,293

Multi-line Insurance - 0.1%
American International Group, Inc.	10,890	802,157

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	20,493	9,604,454

Multi-Utilities - 0.5%
Ameren Corp.	4,213	396,865
CenterPoint Energy, Inc.	9,469	308,405
CMS Energy Corp.	4,466	294,756
Consolidated Edison, Inc.	5,087	476,855
Dominion Energy, Inc.	13,017	723,615
DTE Energy Co.	2,614	313,366
Public Service Enterprise Group, Inc.	7,409	618,948
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Multi-Utilities - 0.5% (Continued)
Sempra	9,493	$787,255
WEC Energy Group, Inc.	4,731	469,599
		4,389,664

Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	15,542	717,729
Halliburton Co.	12,846	334,253
Schlumberger NV	22,063	888,698
		1,940,680

Oil & Gas Exploration & Production - 0.7%
ConocoPhillips	20,443	2,020,382
Coterra Energy, Inc.	11,245	311,711
Devon Energy Corp.	9,566	326,200
Diamondback Energy, Inc.	3,003	493,573
EOG Resources, Inc.	8,938	1,124,311
EQT Corp.	9,825	502,254
Hess Corp.	4,320	600,610
		5,379,041

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	5,449	793,974
Phillips 66	6,731	793,383
Valero Energy Corp.	5,018	667,394
		2,254,751

Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	3,193	714,114
Kinder Morgan, Inc.	30,285	832,232
ONEOK, Inc.	8,929	867,631
Targa Resources Corp.	3,660	720,288
Williams Cos., Inc.	19,077	1,057,438
		4,191,703

Other Specialty Retail - 0.1%
Tractor Supply Co.	7,606	413,462
Ulta Beauty, Inc. (a)	668	275,316
		688,778

Packaged Foods & Meats - 0.5%
Conagra Brands, Inc.	7,166	185,528
General Mills, Inc.	8,774	527,668
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.5% (Continued)
Hershey Co.	2,258	$337,006
Hormel Foods Corp.	4,420	132,512
J M Smucker Co.	1,131	120,893
Kellanova	4,215	344,492
Kraft Heinz Co.	13,685	408,360
McCormick & Co., Inc.	3,375	260,651
Mondelez International, Inc. - Class A	21,292	1,234,723
The Campbell's Co.	2,826	109,564
Tyson Foods, Inc. - Class A	4,375	247,144
		3,908,541

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	22,251	216,280
Smurfit WestRock PLC	7,876	418,137
		634,417

Passenger Airlines - 0.0%(c)
Delta Air Lines, Inc.	2,403	161,650
Southwest Airlines Co.	2,275	69,865
United Airlines Holdings, Inc. (a)	923	97,690
		329,205

Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A (a)	43,119	197,485
Uber Technologies, Inc. (a)	32,305	2,159,589
		2,357,074

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,036	253,293
Kenvue, Inc.	33,910	721,944
		975,237

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	31,967	1,884,455
Eli Lilly & Co.	13,483	10,935,792
Johnson & Johnson	38,405	5,843,321
Merck & Co., Inc.	39,892	3,942,127
Pfizer, Inc.	88,937	2,358,609
Royalty Pharma PLC - Class A	5,478	172,995
Zoetis, Inc.	6,586	1,125,547
		26,262,846

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.0%
Allstate Corp.	3,798	$730,469
Arch Capital Group Ltd.	5,278	491,223
Chubb Ltd.	5,858	1,592,673
Cincinnati Financial Corp.	2,324	318,504
Erie Indemnity Co. - Class A	470	189,387
Hartford Financial Services Group, Inc.	4,566	509,337
Loews Corp.	2,659	227,212
Markel Group, Inc. (a)	204	373,071
Progressive Corp.	9,263	2,282,774
Travelers Cos., Inc.	3,533	866,221
W R Berkley Corp.	4,306	253,322
		7,834,193

Rail Transportation - 0.5%
CSX Corp.	30,627	1,006,710
Norfolk Southern Corp.	3,532	901,720
Union Pacific Corp.	9,293	2,302,712
		4,211,142

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	4,531	655,817
CoStar Group, Inc. (a)	6,358	487,023
		1,142,840

Regional Banks - 0.3%
Citizens Financial Group, Inc.	6,789	322,953
Huntington Bancshares, Inc.	22,045	379,174
M&T Bank Corp.	2,432	489,416
Regions Financial Corp.	14,652	361,025
Truist Financial Corp.	20,959	998,067
		2,550,635

Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	1,541	32,315
Booz Allen Hamilton Holding Corp.	2,418	311,922
Equifax, Inc.	2,297	631,170
Jacobs Solutions, Inc.	1,541	215,940
Leidos Holdings, Inc.	2,134	303,092
TransUnion	2,749	272,838
Verisk Analytics, Inc.	2,219	637,829
		2,405,106

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	21,680	$1,265,028
Darden Restaurants, Inc.	2,194	428,356
Domino's Pizza, Inc.	623	279,802
DoorDash, Inc. - Class A (a)	5,401	1,019,871
McDonald's Corp.	11,358	3,279,055
Starbucks Corp.	17,318	1,864,802
Yum! Brands, Inc.	4,354	568,197
		8,705,111

Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	12,943	2,334,270
Enphase Energy, Inc. (a)	2,095	130,477
Entegris, Inc.	2,278	231,308
KLA Corp.	2,122	1,566,545
Lam Research Corp.	21,050	1,706,102
Teradyne, Inc.	2,310	267,475
		6,236,177

Semiconductors - 9.6%
Advanced Micro Devices, Inc. (a)	25,335	2,937,593
Analog Devices, Inc.	7,849	1,663,125
Broadcom, Inc.	72,726	16,092,082
First Solar, Inc. (a)	1,664	278,753
GLOBALFOUNDRIES, Inc. (a)	941	39,023
Intel Corp.	66,338	1,288,947
Marvell Technology, Inc.	13,312	1,502,392
Microchip Technology, Inc.	8,383	455,197
Micron Technology, Inc.	17,213	1,570,514
Monolithic Power Systems, Inc.	685	436,599
NVIDIA Corp.	375,010	45,027,451
NXP Semiconductors NV	4,236	883,418
ON Semiconductor Corp. (a)	6,629	346,962
QUALCOMM, Inc.	17,388	3,006,907
Skyworks Solutions, Inc.	2,390	212,136
Texas Instruments, Inc.	14,252	2,631,062
		78,372,161

Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	55,620	3,530,758
Keurig Dr Pepper, Inc.	16,747	537,579
Monster Beverage Corp. (a)	11,493	559,824
PepsiCo, Inc.	21,502	3,240,136
		7,868,297

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.4%
Celanese Corp.	2,256	$160,266
DuPont de Nemours, Inc.	5,518	423,782
Ecolab, Inc.	4,262	1,066,310
International Flavors & Fragrances, Inc.	3,457	301,070
PPG Industries, Inc.	3,244	374,293
Sherwin-Williams Co.	3,503	1,254,635
		3,580,356

Steel - 0.1%
Nucor Corp.	4,194	538,635
Steel Dynamics, Inc.	2,300	294,860
		833,495

Systems Software - 7.5%
Crowdstrike Holdings, Inc. - Class A (a)	3,565	1,419,120
Fortinet, Inc. (a)	9,544	962,799
Microsoft Corp.	118,189	49,055,526
Oracle Corp.	25,709	4,372,072
Palo Alto Networks, Inc. (a)	10,036	1,850,839
ServiceNow, Inc. (a)	3,341	3,402,408
Zscaler, Inc. (a)	1,422	288,083
		61,350,847

Technology Distributors - 0.1%
CDW Corp.	2,108	419,787

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	233,283	55,054,788
Dell Technologies, Inc. - Class C	4,457	461,745
Hewlett Packard Enterprise Co.	20,017	424,160
HP, Inc.	14,790	480,675
NetApp, Inc.	2,920	356,532
Seagate Technology Holdings PLC	2,869	276,457
Super Micro Computer, Inc. (a)	8,868	252,915
Western Digital Corp. (a)	4,812	313,406
		57,620,678

Tobacco - 0.6%
Altria Group, Inc.	28,041	1,464,581
Philip Morris International, Inc.	25,158	3,275,572
		4,740,153

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.4%
Fastenal Co.	8,828	$646,563
Ferguson Enterprises, Inc.	3,767	682,279
United Rentals, Inc.	991	751,238
Watsco, Inc.	461	220,630
WW Grainger, Inc.	708	752,370
		3,053,080

Transaction & Payment Processing Services - 2.7%
Block, Inc. (a)	8,595	780,598
Corpay, Inc. (a)	958	364,509
Fidelity National Information Services, Inc.	9,017	734,615
Fiserv, Inc. (a)	9,106	1,967,260
Global Payments, Inc.	3,490	393,847
Mastercard, Inc. - Class A	13,022	7,232,810
PayPal Holdings, Inc. (a)	15,805	1,400,007
Visa, Inc. - Class A	26,353	9,007,455
		21,881,101

Water Utilities - 0.0%(c)
American Water Works Co., Inc.	2,769	345,128

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	7,428	1,730,501
TOTAL COMMON STOCKS (Cost $619,981,432)		796,801,130

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	5,290	866,819
Equinix, Inc.	1,618	1,478,302
		2,345,121

Diversified REITs - 0.0%(c)
WP Carey, Inc.	3,029	169,351

Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	2,531	246,393
Ventas, Inc.	6,318	381,734
Welltower, Inc.	9,490	1,295,195
		1,923,322

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.8% (CONTINUED)	Shares	Value
Industrial REITs - 0.2%
Lineage, Inc.	824	$49,440
Prologis, Inc.	14,304	1,705,752
		1,755,192

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,172	481,120
Equity Residential	5,339	377,093
Essex Property Trust, Inc.	974	277,171
Mid-America Apartment Communities, Inc.	2,258	344,526
UDR, Inc.	4,892	204,192
		1,684,102

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	4,458	452,799
Millrose Properties, Inc. (a)	1,788	19,847
VICI Properties, Inc.	15,844	471,676
		944,322

Retail REITs - 0.2%
Realty Income Corp.	13,544	740,044
Simon Property Group, Inc.	4,691	815,577
		1,555,621

Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	2,960	455,840
Public Storage	2,370	707,398
		1,163,238

Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	8,834	275,179
Sun Communities, Inc.	1,845	233,393
		508,572

Telecom Tower REITs - 0.3%
American Tower Corp.	7,532	1,393,043
Crown Castle, Inc.	6,666	595,141
SBA Communications Corp.	1,529	302,069
		2,290,253

Timber REITs - 0.0%(c)
Weyerhaeuser Co.	11,216	343,434
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,881,020)		14,682,528

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 4.32% (d)	435,016	$435,016

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.32% (d)	2,494,488	2,494,488
TOTAL SHORT-TERM INVESTMENTS (Cost $2,929,504)		2,929,504

TOTAL INVESTMENTS - 100.0% (Cost $636,791,956)		$814,413,162
Liabilities in Excess of Other Assets - (0.0%) (c)		(26,305)
TOTAL NET ASSETS - 100.0%		$814,386,857

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $408,199, which represented 0.1% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Value
Advertising - 0.3%
Interpublic Group of Cos., Inc.	1,708	$48,968

Aerospace & Defense - 1.6%
BWX Technologies, Inc.	393	44,381
Curtiss-Wright Corp.	175	60,714
Huntington Ingalls Industries, Inc.	164	32,351
Leonardo DRS, Inc. (a)	327	11,494
Textron, Inc.	841	64,345
Woodward, Inc.	267	49,462
		262,747

Agricultural & Farm Machinery - 0.7%
AGCO Corp.	272	28,405
CNH Industrial NV	3,572	46,007
Toro Co.	451	37,555
		111,967

Agricultural Products & Services - 0.5%
Bunge Global SA	623	47,429
Ingredion, Inc.	285	38,885
		86,314

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	493	49,049
GXO Logistics, Inc. (a)	512	23,270
		72,319

Aluminum - 0.2%
Alcoa Corp.	1,179	41,642

Apparel Retail - 0.8%
Abercrombie & Fitch Co. - Class A (a)	218	26,025
Burlington Stores, Inc. (a)	283	80,352
Gap, Inc.	1,098	26,429
		132,806

Apparel, Accessories & Luxury Goods - 1.0%
Levi Strauss & Co. - Class A	427	8,126
Ralph Lauren Corp.	177	44,197
Tapestry, Inc.	1,037	75,638
VF Corp.	1,670	43,370
		171,331

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Application Software - 4.5%
Altair Engineering, Inc. - Class A (a)	244	$26,925
Appfolio, Inc. - Class A (a)	91	21,286
Aspen Technology, Inc. (a)	122	32,153
Aurora Innovation, Inc. (a)	4,044	27,499
CCC Intelligent Solutions Holdings, Inc. (a)	2,034	22,598
Confluent, Inc. - Class A (a)	977	28,997
DocuSign, Inc. (a)	915	88,508
Dropbox, Inc. - Class A (a)	1,108	35,622
Dynatrace, Inc. (a)	1,307	75,479
Elastic NV (a)	373	41,992
Guidewire Software, Inc. (a)	370	78,170
HashiCorp, Inc. - Class A (a)	680	23,256
Informatica, Inc. - Class A (a)	351	9,014
Klaviyo, Inc. - Class A (a)	326	14,999
Manhattan Associates, Inc. (a)	267	55,694
Nutanix, Inc. - Class A (a)	1,098	75,504
Procore Technologies, Inc. (a)	475	37,791
SPS Commerce, Inc. (a)	163	30,103
Unity Software, Inc. (a)	1,252	27,795
		753,385

Asset Management & Custody Banks - 1.4%
Carlyle Group, Inc.	1,098	61,664
Franklin Resources, Inc.	1,410	31,358
Hamilton Lane, Inc. - Class A	152	24,195
Invesco Ltd.	2,013	38,710
SEI Investments Co.	549	47,532
TPG, Inc.	330	22,193
		225,652

Automobile Manufacturers - 0.1%
Lucid Group, Inc. (a)	6,834	18,862

Automotive Parts & Equipment - 0.5%
BorgWarner, Inc.	1,037	33,080
Gentex Corp.	1,037	26,879
Lear Corp.	251	23,617
		83,576

Automotive Retail - 1.1%
AutoNation, Inc. (a)	145	27,340
CarMax, Inc. (a)	693	59,349
Lithia Motors, Inc.	122	45,884
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Automotive Retail - 1.1% (Continued)
Murphy USA, Inc.	87	$43,753
Penske Automotive Group, Inc.	94	15,569
		191,895

Biotechnology - 3.5%
Blueprint Medicines Corp. (a)	278	31,283
Cytokinetics, Inc. (a)	508	25,126
Exact Sciences Corp. (a)	816	45,737
Exelixis, Inc. (a)	1,289	42,730
Halozyme Therapeutics, Inc. (a)	575	32,568
Insmed, Inc. (a)	788	60,345
Ionis Pharmaceuticals, Inc. (a)	564	17,992
Natera, Inc. (a)	517	91,468
Neurocrine Biosciences, Inc. (a)	454	68,926
Revolution Medicines, Inc. (a)	685	29,421
Roivant Sciences Ltd. (a)	2,029	22,583
Sarepta Therapeutics, Inc. (a)	403	45,829
Summit Therapeutics, Inc. (a)	398	8,557
Vaxcyte, Inc. (a)	503	44,425
Viking Therapeutics, Inc. (a)	462	15,130
		582,120

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	802	43,909

Broadcasting - 0.2%
Paramount Global - Class A	61	1,391
Paramount Global - Class B	2,293	24,948
		26,339

Broadline Retail - 0.2%
Etsy, Inc. (a)	509	27,949

Building Products - 2.9%
A O Smith Corp.	549	36,948
AAON, Inc.	305	35,496
Advanced Drainage Systems, Inc.	342	41,351
Allegion PLC	395	52,428
AZEK Co., Inc. (a)	630	32,275
Carlisle Cos., Inc.	202	78,671
Fortune Brands Innovations, Inc.	557	39,920
Owens Corning	379	69,945
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Building Products - 2.9% (Continued)
Simpson Manufacturing Co., Inc.	187	$31,416
Trex Co., Inc. (a)	488	35,541
UFP Industries, Inc.	274	31,688
		485,679

Cable & Satellite - 0.3%
Liberty Broadband Corp. - Class A (a)	71	5,398
Liberty Broadband Corp. - Class C (a)	513	39,327
		44,725

Cargo Ground Transportation - 1.3%
Knight-Swift Transportation Holdings, Inc.	690	39,392
Landstar System, Inc.	149	24,534
Saia, Inc. (a)	123	59,054
U-Haul Holding Co.	441	28,550
U-Haul Holding Co. (a)	25	1,822
XPO, Inc. (a)	499	66,701
		220,053

Casinos & Gaming - 0.9%
Caesars Entertainment, Inc. (a)	915	32,986
Churchill Downs, Inc.	306	37,815
Light & Wonder, Inc. (a)	404	35,516
Wynn Resorts Ltd.	427	37,085
		143,402

Commercial & Residential Mortgage Finance - 0.3%
Essent Group Ltd.	451	26,271
MGIC Investment Corp.	1,146	29,269
UWM Holdings Corp.	366	2,207
		57,747

Communications Equipment - 1.1%
Ciena Corp. (a)	630	54,898
F5, Inc. (a)	251	74,612
Juniper Networks, Inc.	1,501	52,325
		181,835

Computer & Electronics Retail - 0.3%
GameStop Corp. - Class A (a)	1,902	51,164

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Construction & Engineering - 2.3%
AECOM	610	$64,318
API Group Corp. (a)	1,068	40,744
Comfort Systems USA, Inc.	161	70,317
EMCOR Group, Inc.	210	94,093
Fluor Corp. (a)	747	36,013
MasTec, Inc. (a)	279	40,480
WillScot Holdings Corp. (a)	816	30,241
		376,206

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	393	46,193
Oshkosh Corp.	282	32,825
		79,018

Construction Materials - 0.4%
Eagle Materials, Inc.	142	36,457
Summit Materials, Inc. - Class A (a)	549	28,718
		65,175

Consumer Finance - 0.7%
Ally Financial, Inc.	1,220	47,543
Credit Acceptance Corp. (a)	19	9,648
SoFi Technologies, Inc. (a)	4,303	67,901
		125,092

Consumer Staples Merchandise Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	596	59,034

Distributors - 0.6%
LKQ Corp.	1,181	44,158
Pool Corp.	170	58,522
		102,680

Diversified Banks - 0.7%
Comerica, Inc.	564	37,968
KeyCorp	4,475	80,461
		118,429

Diversified Financial Services - 0.8%
Equitable Holdings, Inc.	1,453	79,072
Jackson Financial, Inc. - Class A	331	31,193
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.8% (Continued)
Voya Financial, Inc.	444	$31,520
		141,785

Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	3,206	32,958

Education Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	253	31,018
Duolingo, Inc. (a)	168	61,150
		92,168

Electric Utilities - 1.1%
NRG Energy, Inc.	920	94,245
OGE Energy Corp.	915	38,640
Pinnacle West Capital Corp.	502	43,654
		176,539

Electrical Components & Equipment - 1.3%
Acuity Brands, Inc.	143	47,532
Generac Holdings, Inc. (a)	271	40,468
NEXTracker, Inc. - Class A (a)	572	28,840
nVent Electric PLC	738	48,036
Regal Rexnord Corp.	305	48,413
		213,289

Electronic Components - 0.5%
Coherent Corp. (a)	684	61,895
Littelfuse, Inc.	117	27,888
		89,783

Electronic Equipment & Instruments - 0.3%
Cognex Corp.	757	30,204
Novanta, Inc. (a)	157	23,497
		53,701

Electronic Manufacturing Services - 0.9%
Flex Ltd. (a)	1,773	73,845
Jabil, Inc.	490	79,581
		153,426

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Environmental & Facilities Services - 0.6%
Clean Harbors, Inc. (a)	219	$51,027
Tetra Tech, Inc.	1,222	44,970
		95,997

Fertilizers & Agricultural Chemicals - 0.4%
FMC Corp.	577	32,185
Mosaic Co.	1,464	40,831
		73,016

Financial Exchanges & Data - 0.5%
MarketAxess Holdings, Inc.	163	35,963
Morningstar, Inc.	122	40,094
		76,057

Food Distributors - 0.8%
Performance Food Group Co. (a)	683	61,682
US Foods Holding Corp. (a)	1,111	78,803
		140,485

Food Retail - 1.2%
Albertsons Cos., Inc. - Class A	1,525	30,576
Casey's General Stores, Inc.	171	72,123
Maplebear, Inc. (a)	662	31,962
Sprouts Farmers Market, Inc. (a)	445	70,461
		205,122

Footwear - 0.8%
Crocs, Inc. (a)	256	26,130
On Holding AG - Class A (a)	1,005	60,179
Skechers USA, Inc. - Class A (a)	610	45,958
		132,267

Forest Products - 0.2%
Louisiana-Pacific Corp.	284	33,219

Gold - 0.3%
Royal Gold, Inc.	305	42,645

Health Care Distributors - 0.3%
Henry Schein, Inc. (a)	562	44,960

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Health Care Equipment - 0.8%
Globus Medical, Inc. - Class A (a)	498	$46,175
Penumbra, Inc. (a)	160	42,715
Teleflex, Inc.	208	37,490
		126,380

Health Care Facilities - 1.1%
Encompass Health Corp.	437	43,381
Ensign Group, Inc.	248	34,636
Tenet Healthcare Corp. (a)	434	61,146
Universal Health Services, Inc. - Class B	252	47,517
		186,680

Health Care Services - 0.4%
Chemed Corp.	65	36,530
DaVita, Inc. (a)	183	32,245
		68,775

Health Care Supplies - 0.4%
Lantheus Holdings, Inc. (a)	307	28,400
Solventum Corp. (a)	631	46,732
		75,132

Home Furnishings - 0.5%
Mohawk Industries, Inc. (a)	244	29,841
Tempur Sealy International, Inc.	746	47,103
		76,944

Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc. - Class A (a)	478	47,848

Homebuilding - 1.2%
Installed Building Products, Inc.	101	20,083
KB Home	287	19,258
Meritage Homes Corp.	324	25,230
Taylor Morrison Home Corp. (a)	451	29,071
Toll Brothers, Inc.	451	61,250
TopBuild Corp. (a)	139	47,633
		202,525

Homefurnishing Retail - 0.8%
Wayfair, Inc. - Class A (a)	390	18,864
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.8% (Continued)
Williams-Sonoma, Inc.	562	$118,790
		137,654

Hotels, Resorts & Cruise Lines - 0.5%
Hyatt Hotels Corp. - Class A	191	30,222
Norwegian Cruise Line Holdings Ltd. (a)	1,891	53,610
		83,832

Household Appliances - 0.2%
SharkNinja, Inc. (a)	321	35,891

Human Resource & Employment Services - 1.0%
Dayforce, Inc. (a)	660	46,688
Paycom Software, Inc.	224	46,494
Paylocity Holding Corp. (a)	190	39,049
Robert Half, Inc.	447	28,961
		161,192

Independent Power Producers & Energy Traders - 0.3%
Talen Energy Corp. (a)	224	49,667

Industrial Machinery & Supplies & Components - 4.2%
Chart Industries, Inc. (a)	196	41,472
Crane Co.	205	34,916
Donaldson Co., Inc.	517	36,805
Flowserve Corp.	595	37,259
Graco, Inc.	746	62,791
ITT, Inc.	374	56,481
Lincoln Electric Holdings, Inc.	250	49,695
Middleby Corp. (a)	244	41,758
Mueller Industries, Inc.	497	39,139
Nordson Corp.	228	50,210
Pentair PLC	739	76,620
RBC Bearings, Inc. (a)	126	43,942
Snap-on, Inc.	228	80,974
SPX Technologies, Inc. (a)	203	30,150
Watts Water Technologies, Inc. - Class A	122	25,227
		707,439

Insurance Brokers - 0.2%
Ryan Specialty Holdings, Inc.	446	29,695

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	1,098	$39,264

Interactive Media & Services - 0.8%
Match Group, Inc.	1,220	43,554
Reddit, Inc. - Class A (a)	437	87,203
		130,757

Internet Services & Infrastructure - 0.6%
Twilio, Inc. - Class A (a)	671	98,355

Investment Banking & Brokerage - 2.2%
Evercore, Inc. - Class A	155	45,147
Houlihan Lokey, Inc.	245	44,521
Jefferies Financial Group, Inc.	671	51,593
Robinhood Markets, Inc. - Class A (a)	3,268	169,773
Stifel Financial Corp.	433	50,163
		361,197

IT Consulting & Other Services - 0.5%
Amdocs Ltd.	511	45,065
Globant SA (a)	187	39,891
		84,956

Leisure Facilities - 0.4%
Planet Fitness, Inc. - Class A (a)	381	41,209
Vail Resorts, Inc.	157	26,709
		67,918

Leisure Products - 0.4%
Hasbro, Inc.	572	33,085
Mattel, Inc. (a)	1,533	28,575
		61,660

Life & Health Insurance - 0.9%
Globe Life, Inc.	400	48,836
Primerica, Inc.	152	44,106
Unum Group	795	60,619
		153,561

Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. - Class A (a)	86	31,036
Bio-Techne Corp.	690	50,749
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.4% (Continued)
Bruker Corp.	465	$27,040
Charles River Laboratories International, Inc. (a)	222	36,577
Medpace Holdings, Inc. (a)	118	41,200
Repligen Corp. (a)	245	40,721
		227,323

Managed Health Care - 0.2%
HealthEquity, Inc. (a)	374	41,297

Marine Transportation - 0.2%
Kirby Corp. (a)	262	28,597

Metal, Glass & Plastic Containers - 0.8%
AptarGroup, Inc.	287	45,102
Berry Global Group, Inc.	499	33,892
Crown Holdings, Inc.	554	48,675
		127,669

Movies & Entertainment - 0.7%
Endeavor Group Holdings, Inc. - Class A	694	21,222
Roku, Inc. (a)	559	46,263
TKO Group Holdings, Inc. (a)	313	48,581
		116,066

Multi-Utilities - 0.5%
NiSource, Inc.	2,108	78,628

Office Services & Supplies - 0.2%
MSA Safety, Inc.	167	27,510

Oil & Gas Drilling - 0.1%
Noble Corp. PLC	613	19,647

Oil & Gas Equipment & Services - 0.4%
ChampionX Corp.	840	24,058
NOV, Inc.	1,769	25,562
Weatherford International PLC	317	19,955
		69,575

Oil & Gas Exploration & Production - 3.2%
Antero Resources Corp. (a)	1,281	47,807
APA Corp.	1,647	36,119
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 3.2% (Continued)
Chord Energy Corp.	274	$30,811
Civitas Resources, Inc.	440	22,334
Expand Energy Corp.	1,025	104,140
Matador Resources Co.	506	29,348
Ovintiv, Inc.	1,220	51,508
Permian Resources Corp.	2,782	40,756
Range Resources Corp.	1,052	38,966
Texas Pacific Land Corp.	85	110,260
Viper Energy, Inc.	444	20,824
		532,873

Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	747	26,952

Oil & Gas Storage & Transportation - 0.6%
Antero Midstream Corp.	1,525	24,461
DT Midstream, Inc.	436	44,071
Hess Midstream LP - Class A	443	17,946
Kinetik Holdings, Inc.	160	10,309
		96,787

Other Specialty Retail - 0.7%
Bath & Body Works, Inc.	995	37,422
Chewy, Inc. - Class A (a)	496	19,334
Dick's Sporting Goods, Inc.	251	60,253
		117,009

Packaged Foods & Meats - 0.4%
Lamb Weston Holdings, Inc.	632	37,882
Pilgrim's Pride Corp. (a)	183	8,517
Post Holdings, Inc. (a)	213	22,612
		69,011

Paper & Plastic Packaging Products & Materials - 1.7%
Avery Dennison Corp.	368	68,349
Graphic Packaging Holding Co.	1,371	37,606
International Paper Co.	1,545	85,948
Packaging Corp. of America	398	84,639
		276,542

Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	732	12,385

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	571	$44,167
Coty, Inc. - Class A (a)	1,769	12,967
elf Beauty, Inc. (a)	244	24,378
		81,512

Pharmaceuticals - 1.0%
Elanco Animal Health, Inc. (a)	2,196	26,418
Intra-Cellular Therapies, Inc. (a)	434	55,153
Jazz Pharmaceuticals PLC (a)	258	32,087
Viatris, Inc.	5,321	60,021
		173,679

Property & Casualty Insurance - 1.6%
American Financial Group, Inc.	327	44,655
Assurant, Inc.	224	48,203
Fidelity National Financial, Inc.	1,185	68,931
Kinsale Capital Group, Inc.	103	45,520
Old Republic International Corp.	1,028	37,604
RLI Corp.	386	28,313
		273,226

Publishing - 0.6%
New York Times Co. - Class A	686	37,250
News Corp. - Class A	1,708	48,029
News Corp. - Class B	549	17,376
		102,655

Real Estate Services - 0.8%
Jones Lang LaSalle, Inc. (a)	210	59,388
Zillow Group, Inc. - Class A (a)	183	14,493
Zillow Group, Inc. - Class C (a)	686	56,403
		130,284

Regional Banks - 3.5%
BOK Financial Corp.	90	9,938
Commerce Bancshares, Inc.	538	35,938
Cullen/Frost Bankers, Inc.	258	35,965
East West Bancorp, Inc.	619	63,739
First Horizon Corp.	2,411	52,777
Old National Bancorp	1,419	33,843
Pinnacle Financial Partners, Inc.	323	40,301
Popular, Inc.	313	32,220
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Regional Banks - 3.5% (Continued)
Prosperity Bancshares, Inc.	395	$31,600
SouthState Corp.	449	47,410
Synovus Financial Corp.	636	35,883
Webster Financial Corp.	755	45,481
Western Alliance Bancorp	448	39,366
Wintrust Financial Corp.	290	37,935
Zions Bancorp NA	671	38,824
		581,220

Reinsurance - 1.1%
Everest Group Ltd.	197	68,460
Reinsurance Group of America, Inc.	287	65,396
RenaissanceRe Holdings Ltd.	223	51,865
		185,721

Research & Consulting Services - 0.8%
CACI International, Inc. - Class A (a)	95	36,695
FTI Consulting, Inc. (a)	158	30,866
KBR, Inc.	610	33,196
Parsons Corp. (a)	234	18,549
UL Solutions, Inc.	264	14,232
		133,538

Restaurants - 1.3%
Aramark	1,159	45,097
Cava Group, Inc. (a)	331	44,701
Dutch Bros, Inc. - Class A (a)	464	29,009
Texas Roadhouse, Inc.	308	55,779
Wingstop, Inc.	128	38,131
		212,717

Semiconductor Materials & Equipment - 0.5%
Amkor Technology, Inc.	549	13,511
MKS Instruments, Inc.	305	34,550
Onto Innovation, Inc. (a)	210	43,000
		91,061

Semiconductors - 1.3%
Astera Labs, Inc. (a)	504	51,116
Cirrus Logic, Inc. (a)	229	23,001
Lattice Semiconductor Corp. (a)	610	34,782
MACOM Technology Solutions Holdings, Inc. (a)	277	36,633
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Semiconductors - 1.3% (Continued)
Qorvo, Inc. (a)	427	$35,433
Universal Display Corp.	197	29,534
		210,499

Soft Drinks & Non-alcoholic Beverages - 0.3%
Celsius Holdings, Inc. (a)	737	18,410
Coca-Cola Consolidated, Inc.	22	30,088
		48,498

Specialized Consumer Services - 0.6%
ADT, Inc.	1,770	13,594
H&R Block, Inc.	617	34,126
Service Corp. International/US	634	49,528
		97,248

Specialty Chemicals - 1.4%
Albemarle Corp.	521	43,863
Axalta Coating Systems Ltd. (a)	976	35,077
Eastman Chemical Co.	511	50,921
Element Solutions, Inc.	1,004	25,913
RPM International, Inc.	551	69,757
		225,531

Steel - 1.4%
ATI, Inc. (a)	612	34,939
Carpenter Technology Corp.	215	41,508
Cleveland-Cliffs, Inc. (a)	2,089	21,391
Commercial Metals Co.	505	24,487
Reliance, Inc.	251	72,665
United States Steel Corp.	915	33,718
		228,708

Systems Software - 1.8%
CyberArk Software Ltd. (a)	188	69,744
Dolby Laboratories, Inc. - Class A	256	21,435
Gen Digital, Inc.	2,404	64,692
Gitlab, Inc. - Class A (a)	552	40,163
Monday.com Ltd. (a)	160	40,874
SentinelOne, Inc. - Class A (a)	1,307	31,303
UiPath, Inc. - Class A (a)	1,839	26,150
		294,361

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.2% (CONTINUED)	Shares	Value
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	244	$28,438
Insight Enterprises, Inc. (a)	141	24,358
TD SYNNEX Corp.	305	43,465
		96,261

Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage, Inc. - Class A (a)	1,367	92,669

Trading Companies & Distributors - 1.9%
AerCap Holdings NV	846	80,878
Applied Industrial Technologies, Inc.	166	43,165
Beacon Roofing Supply, Inc. (a)	278	32,898
Core & Main, Inc. - Class A (a)	854	48,200
FTAI Aviation Ltd.	437	43,932
SiteOne Landscape Supply, Inc. (a)	194	27,606
WESCO International, Inc.	223	41,255
		317,934

Transaction & Payment Processing Services - 1.4%
Affirm Holdings, Inc. (a)	1,052	64,246
Jack Henry & Associates, Inc.	328	57,101
Toast, Inc. - Class A (a)	1,997	81,717
WEX, Inc. (a)	183	33,652
		236,716

Water Utilities - 0.2%
Essential Utilities, Inc.	1,119	39,702
TOTAL COMMON STOCKS (Cost $14,024,723)		15,498,370

REAL ESTATE INVESTMENT TRUSTS - 6.5%
Health Care REITs - 0.8%
Healthcare Realty Trust, Inc.	1,708	28,609
Healthpeak Properties, Inc.	3,141	64,893
Omega Healthcare Investors, Inc.	1,211	44,880
		138,382

Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	3,123	52,185

Industrial REITs - 1.2%
Americold Realty Trust, Inc.	1,281	27,990
EastGroup Properties, Inc.	218	36,977
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 6.5% (CONTINUED)	Shares	Value
Industrial REITs - 1.2% (Continued)
First Industrial Realty Trust, Inc.	576	$30,753
Rexford Industrial Realty, Inc.	976	39,684
STAG Industrial, Inc.	808	27,617
Terreno Realty Corp.	437	28,589
		191,610

Mortgage REITs - 0.5%
AGNC Investment Corp.	3,370	33,599
Annaly Capital Management, Inc.	2,257	46,065
		79,664

Multi-Family Residential REITs - 0.3%
Camden Property Trust	465	52,875

Office REITs - 0.3%
BXP, Inc.	677	49,516

Other Specialized REITs - 0.6%
Gaming and Leisure Properties, Inc.	1,186	57,391
Lamar Advertising Co. - Class A	398	50,315
		107,706

Retail REITs - 1.6%
Agree Realty Corp.	438	31,786
Brixmor Property Group, Inc.	1,342	34,972
Federal Realty Investment Trust	377	40,953
Kimco Realty Corp.	2,989	67,103
NNN REIT, Inc.	807	31,788
Regency Centers Corp.	813	58,406
		265,008

Self-Storage REITs - 0.3%
CubeSmart	1,015	42,326

Single-Family Residential REITs - 0.6%
American Homes 4 Rent - Class A	1,403	48,586
Equity LifeStyle Properties, Inc.	785	51,378
		99,964
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,043,377)		1,079,236

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.32% (b)	48,043	$48,043
TOTAL SHORT-TERM INVESTMENTS (Cost $48,043)		48,043

TOTAL INVESTMENTS - 100.0% (Cost $15,116,143)		$16,625,649
Other Assets in Excess of Liabilities - 0.0% (c)		1,878
TOTAL NET ASSETS - 100.0%		$16,627,527

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
LP Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Aerospace & Defense - 1.9%
AAR Corp. (a)	1,040	$70,470
AeroVironment, Inc. (a)	884	159,252
Hexcel Corp.	2,494	162,609
Kratos Defense & Security Solutions, Inc. (a)	4,602	153,569
Moog, Inc. - Class A	895	162,586
Rocket Lab USA, Inc. (a)	11,785	342,354
Spirit AeroSystems Holdings, Inc. - Class A (a)	3,596	122,300
		1,173,140

Agricultural & Farm Machinery - 0.1%
Alamo Group, Inc.	329	61,049

Agricultural Products & Services - 0.3%
Darling Ingredients, Inc. (a)	4,826	180,782

Air Freight & Logistics - 0.1%
Hub Group, Inc. - Class A	1,960	87,436

Alternative Carriers - 0.4%
AST SpaceMobile, Inc. (a)	3,057	61,874
Cogent Communications Holdings, Inc.	1,374	103,517
Iridium Communications, Inc.	3,154	90,677
		256,068

Aluminum - 0.1%
Constellium SE (a)	3,937	39,094

Apparel Retail - 0.6%
American Eagle Outfitters, Inc.	5,156	83,218
Boot Barn Holdings, Inc. (a)	901	144,926
Foot Locker, Inc. (a)	2,853	57,203
Urban Outfitters, Inc. (a)	2,156	119,485
		404,832

Apparel, Accessories & Luxury Goods - 0.9%
Capri Holdings Ltd. (a)	3,715	92,058
Columbia Sportswear Co.	1,036	91,479
Kontoor Brands, Inc.	1,688	155,043
PVH Corp.	1,709	153,126
Under Armour, Inc. - Class A (a)	5,891	49,190
Under Armour, Inc. - Class C (a)	4,252	32,017
		572,913

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Application Software - 5.5%
ACI Worldwide, Inc. (a)	3,243	$173,663
Agilysys, Inc. (a)	753	67,936
Alarm.com Holdings, Inc. (a)	1,453	88,153
Alkami Technology, Inc. (a)	1,542	53,646
Asana, Inc. - Class A (a)	2,453	52,347
BILL Holdings, Inc. (a)	3,099	299,890
Blackbaud, Inc. (a)	1,576	121,588
BlackLine, Inc. (a)	1,759	112,312
Box, Inc. - Class A (a)	4,267	142,475
Braze, Inc. - Class A (a)	2,061	94,765
C3.ai, Inc. - Class A (a)	3,583	112,327
Cleanspark, Inc. (a)	7,634	79,699
Clear Secure, Inc. - Class A	2,784	65,897
Clearwater Analytics Holdings, Inc. - Class A (a)	4,966	139,843
DoubleVerify Holdings, Inc. (a)	4,021	82,873
Five9, Inc. (a)	2,221	91,039
Freshworks, Inc. - Class A (a)	6,240	116,064
Intapp, Inc. (a)	1,635	116,559
InterDigital, Inc.	789	144,371
Jamf Holding Corp. (a)	2,469	37,307
Life360, Inc. (a)	2,321	106,116
MARA Holdings, Inc. (a)	8,730	160,108
nCino, Inc. (a)	2,874	97,745
Pegasystems, Inc.	1,446	156,587
Q2 Holdings, Inc. (a)	1,768	168,261
RingCentral, Inc. - Class A (a)	2,552	88,861
Riot Platforms, Inc. (a)	9,039	107,383
Sprinklr, Inc. - Class A (a)	3,638	32,415
Vertex, Inc. - Class A (a)	1,833	105,856
Workiva, Inc. (a)	1,502	147,526
Zeta Global Holdings Corp. - Class A (a)	5,590	102,576
		3,466,188

Asset Management & Custody Banks - 1.4%
Affiliated Managers Group, Inc.	889	167,079
Artisan Partners Asset Management, Inc. - Class A	2,060	92,061
Cohen & Steers, Inc.	880	77,994
DigitalBridge Group, Inc.	5,345	58,635
Federated Hermes, Inc. - Class B	2,452	97,516
Janus Henderson Group PLC	3,974	178,552
StepStone Group, Inc. - Class A	1,711	109,641
Victory Capital Holdings, Inc. - Class A	1,315	87,027
		868,505

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	1,565	$160,945

Automotive Parts & Equipment - 0.9%
Dorman Products, Inc. (a)	814	106,862
LCI Industries	746	78,173
Modine Manufacturing Co. (a)	1,584	160,697
Patrick Industries, Inc.	954	92,672
QuantumScape Corp. (a)	9,824	50,790
Visteon Corp. (a)	832	69,938
		559,132

Automotive Retail - 1.0%
Advance Auto Parts, Inc.	1,889	91,616
Asbury Automotive Group, Inc. (a)	617	183,052
Group 1 Automotive, Inc.	407	185,791
Valvoline, Inc. (a)	4,026	149,405
		609,864

Biotechnology - 5.2%
ACADIA Pharmaceuticals, Inc. (a)	3,764	70,236
ADMA Biologics, Inc. (a)	6,990	112,888
Agios Pharmaceuticals, Inc. (a)	1,611	55,402
Alkermes PLC (a)	4,833	152,384
Alvotech SA (a)	2,269	28,862
Amicus Therapeutics, Inc. (a)	9,132	87,485
Apellis Pharmaceuticals, Inc. (a)	3,064	88,887
Apogee Therapeutics, Inc. (a)	1,146	47,399
Arcellx, Inc. (a)	1,282	87,343
Arrowhead Pharmaceuticals, Inc. (a)	3,670	72,960
Avidity Biosciences, Inc. (a)	3,434	113,082
Beam Therapeutics, Inc. (a)	2,279	59,072
Biohaven Ltd. (a)	2,451	93,751
Bridgebio Pharma, Inc. (a)	4,562	156,066
Celldex Therapeutics, Inc. (a)	1,899	46,506
Crinetics Pharmaceuticals, Inc. (a)	2,675	107,802
CRISPR Therapeutics AG (a)	2,582	107,385
Denali Therapeutics, Inc. (a)	3,608	84,066
Dyne Therapeutics, Inc. (a)	2,498	35,522
Geron Corp. (a)	16,304	46,792
Ideaya Biosciences, Inc. (a)	2,466	60,047
ImmunityBio, Inc. (a)(b)	4,249	14,659
Immunovant, Inc. (a)	1,881	40,893
Intellia Therapeutics, Inc. (a)	2,859	29,505
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Biotechnology - 5.2% (Continued)
Iovance Biotherapeutics, Inc. (a)	8,541	$49,965
Krystal Biotech, Inc. (a)	788	125,875
Kymera Therapeutics, Inc. (a)	1,390	55,030
Madrigal Pharmaceuticals, Inc. (a)	564	188,827
Merus NV (a)	2,159	88,389
MoonLake Immunotherapeutics (a)	807	37,114
Myriad Genetics, Inc. (a)	2,475	31,358
Nuvalent, Inc. - Class A (a)	1,398	119,962
PTC Therapeutics, Inc. (a)	2,394	109,837
Rhythm Pharmaceuticals, Inc. (a)	1,878	111,610
SpringWorks Therapeutics, Inc. (a)	2,036	76,350
TG Therapeutics, Inc. (a)	4,505	142,808
Twist Bioscience Corp. (a)	1,732	90,705
Ultragenyx Pharmaceutical, Inc. (a)	2,759	118,720
Vericel Corp. (a)	1,503	87,986
		3,233,530

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	267	66,929

Broadcasting - 0.4%
Nexstar Media Group, Inc.	944	144,640
TEGNA, Inc.	5,241	95,491
		240,131

Broadline Retail - 0.8%
Dillard's, Inc. - Class A	122	57,110
Kohl's Corp.	3,367	44,478
Macy's, Inc.	8,438	131,464
Nordstrom, Inc.	3,486	84,361
Ollie's Bargain Outlet Holdings, Inc. (a)	1,891	210,865
		528,278

Building Products - 1.6%
Armstrong World Industries, Inc.	1,330	200,843
AZZ, Inc.	892	76,525
CSW Industrials, Inc.	508	167,543
Gibraltar Industries, Inc. (a)	904	55,478
Griffon Corp.	1,415	107,215
Hayward Holdings, Inc. (a)	5,727	86,249
Resideo Technologies, Inc. (a)	4,406	99,223
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Building Products - 1.6% (Continued)
Tecnoglass, Inc.	671	$50,996
Zurn Elkay Water Solutions Corp.	4,322	170,460
		1,014,532

Cable & Satellite - 0.2%
EchoStar Corp. - Class A (a)	3,792	104,887

Cargo Ground Transportation - 0.8%
ArcBest Corp.	664	63,485
RXO, Inc. (a)	4,925	126,326
Ryder System, Inc.	1,231	196,234
Schneider National, Inc. - Class B	1,207	35,908
Werner Enterprises, Inc.	1,904	68,735
		490,688

Casinos & Gaming - 0.7%
Boyd Gaming Corp.	2,006	153,760
International Game Technology PLC	3,540	60,251
Penn Entertainment, Inc. (a)	4,790	98,674
Red Rock Resorts, Inc. - Class A	1,448	71,024
Sportradar Group AG - Class A (a)	3,778	79,263
		462,972

Coal & Consumable Fuels - 0.3%
Core Natural Resources, Inc.	1,396	126,105
Peabody Energy Corp.	3,740	67,881
		193,986

Commercial & Residential Mortgage Finance - 1.1%
Enact Holdings, Inc.	879	29,693
Merchants Bancorp	553	23,187
Mr Cooper Group, Inc. (a)	1,983	205,855
NMI Holdings, Inc. - Class A (a)	2,554	98,635
PennyMac Financial Services, Inc.	785	82,182
Radian Group, Inc.	4,748	161,527
Walker & Dunlop, Inc.	1,013	97,319
		698,398

Commercial Printing - 0.2%
Brady Corp. - Class A	1,309	97,507

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Commodity Chemicals - 0.5%
Cabot Corp.	1,713	$148,123
Olin Corp.	3,512	102,866
Tronox Holdings PLC	3,606	37,034
		288,023

Communications Equipment - 0.4%
Calix, Inc. (a)	1,766	70,075
Lumentum Holdings, Inc. (a)	2,069	175,989
Viasat, Inc. (a)	3,397	32,679
		278,743

Construction & Engineering - 2.0%
Arcosa, Inc.	1,486	150,532
Construction Partners, Inc. - Class A (a)	1,295	104,118
Dycom Industries, Inc. (a)	866	163,812
Everus Construction Group, Inc. (a)	1,576	108,445
Granite Construction, Inc.	1,386	122,162
IES Holdings, Inc. (a)	260	57,533
MYR Group, Inc. (a)	481	68,095
Primoris Services Corp.	1,632	125,289
Sterling Infrastructure, Inc. (a)	918	130,741
Valmont Industries, Inc.	616	204,364
		1,235,091

Construction Machinery & Heavy Transportation Equipment - 0.8%
Atmus Filtration Technologies, Inc.	2,710	113,332
Federal Signal Corp.	1,853	182,168
Terex Corp.	2,089	100,460
Trinity Industries, Inc.	2,366	89,506
		485,466

Construction Materials - 0.3%
Knife River Corp. (a)	1,774	183,751
United States Lime & Minerals, Inc.	311	34,390
		218,141

Consumer Finance - 1.1%
Bread Financial Holdings, Inc.	1,500	94,995
FirstCash Holdings, Inc.	1,199	130,871
Nelnet, Inc. - Class A	406	44,729
OneMain Holdings, Inc.	3,745	207,997
SLM Corp.	6,507	181,611
		660,203

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	789	$71,775

Data Processing & Outsourced Services - 1.4%
Concentrix Corp.	1,621	84,746
ExlService Holdings, Inc. (a)	4,795	240,997
Genpact Ltd.	5,473	266,480
Maximus, Inc.	1,867	140,566
Verra Mobility Corp. (a)	4,904	129,417
		862,206

Diversified Chemicals - 0.3%
Chemours Co.	4,583	87,031
Huntsman Corp.	5,138	86,473
		173,504

Diversified Metals & Mining - 0.1%
Materion Corp.	619	62,519

Diversified Real Estate Activities - 0.1%
St Joe Co.	1,221	58,730

Diversified Support Services - 0.3%
ACV Auctions, Inc. - Class A (a)	4,302	91,030
UniFirst Corp./MA	456	97,730
		188,760

Education Services - 1.0%
Adtalem Global Education, Inc. (a)	1,096	117,414
Graham Holdings Co. - Class B	94	87,309
Grand Canyon Education, Inc. (a)	918	161,238
Strategic Education, Inc.	683	67,091
Stride, Inc. (a)	1,282	172,942
		605,994

Electric Utilities - 1.2%
ALLETE, Inc.	1,804	118,378
IDACORP, Inc.	1,645	180,851
MGE Energy, Inc.	1,091	98,026
Otter Tail Corp.	1,267	97,610
Portland General Electric Co.	3,161	130,044
TXNM Energy, Inc.	2,809	135,815
		760,724

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.8%
Atkore, Inc.	1,107	$90,154
EnerSys	1,226	119,008
Enovix Corp. (a)(b)	4,551	54,885
Fluence Energy, Inc. (a)	1,862	24,224
Sensata Technologies Holding PLC	4,718	128,141
Sunrun, Inc. (a)	6,713	60,753
		477,165

Electronic Components - 0.3%
Belden, Inc.	1,239	144,306
Vishay Intertechnology, Inc.	3,929	66,518
		210,824

Electronic Equipment & Instruments - 1.5%
Advanced Energy Industries, Inc.	1,190	136,945
Badger Meter, Inc.	900	192,519
Crane NXT Co.	1,584	101,329
Itron, Inc. (a)	1,424	152,881
Mirion Technologies, Inc. (a)	6,362	100,774
OSI Systems, Inc. (a)	487	95,666
Vontier Corp.	4,926	189,897
		970,011

Electronic Manufacturing Services - 0.5%
IPG Photonics Corp. (a)	761	55,804
Plexus Corp. (a)	825	116,911
Sanmina Corp. (a)	1,669	139,745
		312,460

Environmental & Facilities Services - 0.5%
ABM Industries, Inc.	1,979	105,600
Casella Waste Systems, Inc. - Class A (a)	1,915	205,939
		311,539

Fertilizers & Agricultural Chemicals - 0.1%
Scotts Miracle-Gro Co.	1,280	90,829

Footwear - 0.1%
Steven Madden Ltd.	2,226	91,377

Gas Utilities - 1.8%
Chesapeake Utilities Corp.	712	87,042
MDU Resources Group, Inc.	5,951	106,047
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Gas Utilities - 1.8% (Continued)
National Fuel Gas Co.	2,809	$196,714
New Jersey Resources Corp.	3,041	145,816
ONE Gas, Inc.	1,784	126,022
Southwest Gas Holdings, Inc.	1,862	139,054
Spire, Inc.	1,733	122,974
UGI Corp.	6,713	206,290
		1,129,959

Gold - 0.1%
Coeur Mining, Inc. (a)	11,967	78,982

Health Care Equipment - 2.7%
Enovis Corp. (a)	1,660	77,987
Envista Holdings Corp. (a)	5,346	109,700
Glaukos Corp. (a)	1,638	256,249
Inari Medical, Inc. (a)	1,661	132,332
Inspire Medical Systems, Inc. (a)	897	173,569
Integer Holdings Corp. (a)	1,014	144,211
iRhythm Technologies, Inc. (a)	917	99,815
LivaNova PLC (a)	1,649	82,367
Masimo Corp. (a)	1,512	263,436
PROCEPT BioRobotics Corp. (a)	1,575	114,187
QuidelOrtho Corp. (a)	1,847	80,271
Tandem Diabetes Care, Inc. (a)	1,849	68,524
TransMedics Group, Inc. (a)	1,012	68,361
		1,671,009

Health Care Facilities - 0.5%
Acadia Healthcare Co., Inc. (a)	2,733	123,286
Concentra Group Holdings Parent, Inc.	2,563	59,744
PACS Group, Inc. (a)	1,202	17,465
Select Medical Holdings Corp.	3,175	62,452
Surgery Partners, Inc. (a)	2,358	60,105
		323,052

Health Care Services - 1.6%
agilon health, Inc. (a)	9,417	31,453
Amedisys, Inc. (a)	1,003	92,778
AMN Healthcare Services, Inc. (a)	1,193	32,831
Astrana Health, Inc. (a)	1,217	44,871
CorVel Corp. (a)	890	103,106
Guardant Health, Inc. (a)	3,517	165,229
Hims & Hers Health, Inc. (a)	4,996	186,251
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Health Care Services - 1.6% (Continued)
Option Care Health, Inc. (a)	5,274	$163,072
Privia Health Group, Inc. (a)	3,175	72,549
RadNet, Inc. (a)	2,026	132,642
		1,024,782

Health Care Supplies - 1.1%
Dentsply Sirona, Inc.	6,014	118,837
Haemonetics Corp. (a)	1,570	108,408
ICU Medical, Inc. (a)	702	115,381
Merit Medical Systems, Inc. (a)	1,816	197,726
Neogen Corp. (a)	6,731	77,137
UFP Technologies, Inc. (a)	221	60,700
		678,189

Health Care Technology - 0.5%
Certara, Inc. (a)	3,667	52,182
Doximity, Inc. - Class A (a)	3,372	199,285
Evolent Health, Inc. - Class A (a)	3,416	35,697
GoodRx Holdings, Inc. - Class A (a)	2,290	10,923
		298,087

Heavy Electrical Equipment - 0.2%
Bloom Energy Corp. - Class A (a)	6,160	145,253

Homebuilding - 1.1%
Cavco Industries, Inc. (a)	248	126,143
Century Communities, Inc.	861	65,763
Champion Homes, Inc. (a)	1,637	151,144
Dream Finders Homes, Inc. - Class A (a)	666	15,365
Green Brick Partners, Inc. (a)	981	59,321
LGI Homes, Inc. (a)	629	56,157
M/I Homes, Inc. (a)	830	104,414
Tri Pointe Homes, Inc. (a)	2,820	103,945
		682,252

Homefurnishing Retail - 0.3%
RH (a)	476	199,496

Hotels, Resorts & Cruise Lines - 1.1%
Choice Hotels International, Inc.	852	125,525
Global Business Travel Group I (a)	4,339	38,270
Hilton Grand Vacations, Inc. (a)	2,234	92,041
Marriott Vacations Worldwide Corp.	1,033	89,633
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 1.1% (Continued)
Travel + Leisure Co.	2,039	$110,840
Wyndham Hotels & Resorts, Inc.	2,371	249,003
		705,312

Household Appliances - 0.3%
Whirlpool Corp.	1,725	181,142

Household Products - 0.4%
Central Garden & Pet Co. (a)	271	9,889
Central Garden & Pet Co. - Class A (a)	1,504	46,910
Reynolds Consumer Products, Inc.	1,498	41,360
Spectrum Brands Holdings, Inc.	897	75,850
WD-40 Co.	411	96,564
		270,573

Housewares & Specialties - 0.2%
Newell Brands, Inc.	13,227	131,741

Human Resource & Employment Services - 0.8%
Alight, Inc. - Class A	13,201	90,427
First Advantage Corp. (a)	1,570	29,642
Insperity, Inc.	1,066	79,961
Korn Ferry	1,583	111,965
ManpowerGroup, Inc.	1,481	89,186
TriNet Group, Inc.	926	86,479
		487,660

Industrial Machinery & Supplies & Components - 2.3%
Albany International Corp. - Class A	920	74,290
Enpro, Inc.	633	117,548
Esab Corp.	1,787	221,302
ESCO Technologies, Inc.	785	104,201
Franklin Electric Co., Inc.	1,216	121,588
Gates Industrial Corp. PLC (a)	7,172	148,389
Hillenbrand, Inc.	2,202	74,846
JBT Marel Corp.	983	130,739
Kadant, Inc.	348	129,769
Mueller Water Products, Inc. - Class A	4,793	110,239
Timken Co.	2,060	165,356
Worthington Enterprises, Inc.	927	38,841
		1,437,108

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Insurance Brokers - 0.3%
Baldwin Insurance Group, Inc. - Class A (a)	1,973	$80,795
Goosehead Insurance, Inc. - Class A	672	72,018
Hagerty, Inc. - Class A (a)	664	6,434
		159,247

Interactive Media & Services - 0.8%
Cargurus, Inc. (a)	2,612	102,391
IAC, Inc. (a)	2,204	93,295
TripAdvisor, Inc. (a)	3,170	55,665
Trump Media & Technology Group Corp. (a)(b)	2,633	83,887
Yelp, Inc. (a)	1,965	78,482
ZoomInfo Technologies, Inc. (a)	10,228	105,246
		518,966

Internet Services & Infrastructure - 0.1%
DigitalOcean Holdings, Inc. (a)	1,696	70,350

Investment Banking & Brokerage - 1.5%
BGC Group, Inc. - Class A	11,603	110,693
Lazard, Inc.	3,520	191,382
Moelis & Co. - Class A	2,180	170,672
Piper Sandler Cos.	536	169,987
PJT Partners, Inc. - Class A	671	110,695
StoneX Group, Inc. (a)	844	92,435
Virtu Financial, Inc. - Class A	2,543	101,873
		947,737

IT Consulting & Other Services - 0.8%
ASGN, Inc. (a)	1,334	117,672
DXC Technology Co. (a)	5,595	121,524
Kyndryl Holdings, Inc. (a)	7,097	269,402
		508,598

Leisure Facilities - 0.4%
Life Time Group Holdings, Inc. (a)	2,182	63,256
Six Flags Entertainment Corp.	2,770	122,130
United Parks & Resorts, Inc. (a)	913	47,987
		233,373

Leisure Products - 0.7%
Acushnet Holdings Corp.	912	59,572
Brunswick Corp.	2,093	141,152
Polaris, Inc.	1,642	78,323
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Leisure Products - 0.7% (Continued)
Topgolf Callaway Brands Corp. (a)	4,331	$34,042
YETI Holdings, Inc. (a)	2,654	98,888
		411,977

Life & Health Insurance - 1.0%
Brighthouse Financial, Inc. (a)	1,869	115,336
CNO Financial Group, Inc.	3,233	129,126
F&G Annuities & Life, Inc.	530	24,332
Genworth Financial, Inc. - Class A (a)	13,871	100,287
Lincoln National Corp.	5,210	183,184
Oscar Health, Inc. - Class A (a)	5,599	92,944
		645,209

Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. - Class A (a)	2,975	44,625
Azenta, Inc. (a)	1,472	79,562
Fortrea Holdings, Inc. (a)	2,749	46,211
Sotera Health Co. (a)	4,744	65,040
		235,438

Managed Health Care - 0.1%
Progyny, Inc. (a)	2,592	60,057

Marine Transportation - 0.2%
Matson, Inc.	1,041	147,666

Metal, Glass & Plastic Containers - 0.3%
Greif, Inc. - Class A	718	43,956
Greif, Inc. - Class B	62	3,929
Silgan Holdings, Inc.	2,598	142,942
		190,827

Motorcycle Manufacturers - 0.2%
Harley-Davidson, Inc.	3,786	102,449

Movies & Entertainment - 0.7%
Atlanta Braves Holdings, Inc. - Class A (a)	284	12,124
Atlanta Braves Holdings, Inc. - Class C (a)	1,115	43,206
Cinemark Holdings, Inc. (a)	3,397	97,256
Liberty Media Corp.-Liberty Live - Class A (a)	621	44,693
Liberty Media Corp.-Liberty Live - Class C (a)	1,438	105,823
Madison Square Garden Sports Corp. (a)	549	120,709
		423,811

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Multi-Utilities - 0.5%
Avista Corp.	2,386	$87,375
Black Hills Corp.	2,171	127,503
Northwestern Energy Group, Inc.	1,859	100,219
		315,097

Office Services & Supplies - 0.1%
HNI Corp.	1,400	69,790

Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	2,679	84,630
Patterson-UTI Energy, Inc.	11,222	90,561
Transocean Ltd. (a)	22,543	88,369
Valaris Ltd. (a)	1,908	91,469
		355,029

Oil & Gas Equipment & Services - 1.0%
Archrock, Inc.	5,124	143,933
Cactus, Inc. - Class A	2,013	120,196
Expro Group Holdings NV (a)	2,990	37,764
Kodiak Gas Services, Inc.	1,025	47,950
Liberty Energy, Inc.	4,782	87,558
Oceaneering International, Inc. (a)	3,086	76,687
Tidewater, Inc. (a)	1,483	81,728
		595,816

Oil & Gas Exploration & Production - 1.4%
California Resources Corp.	2,475	121,770
CNX Resources Corp. (a)	4,460	122,115
Comstock Resources, Inc. (a)	2,427	45,045
Gulfport Energy Corp. (a)	400	71,404
Magnolia Oil & Gas Corp. - Class A	5,401	128,004
Murphy Oil Corp.	4,326	115,201
Northern Oil & Gas, Inc.	2,907	104,507
Sitio Royalties Corp. - Class A	2,479	49,927
SM Energy Co.	3,560	135,137
		893,110

Oil & Gas Refining & Marketing - 0.2%
CVR Energy, Inc.	1,077	20,409
PBF Energy, Inc. - Class A	2,878	84,210
		104,619

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.5%
Golar LNG Ltd.	3,001	$122,291
International Seaways, Inc.	1,432	55,776
New Fortress Energy, Inc. (b)	3,654	54,810
Scorpio Tankers, Inc.	1,435	68,335
		301,212

Other Specialty Retail - 0.6%
Academy Sports & Outdoors, Inc.	2,154	112,676
Five Below, Inc. (a)	1,656	155,300
Signet Jewelers Ltd.	1,384	81,974
		349,950

Packaged Foods & Meats - 1.2%
Cal-Maine Foods, Inc.	1,216	131,207
Flowers Foods, Inc.	6,063	118,532
Freshpet, Inc. (a)	1,460	233,527
J & J Snack Foods Corp.	397	54,480
Lancaster Colony Corp.	626	105,631
Seaboard Corp.	6	14,630
Simply Good Foods Co. (a)	2,813	106,894
		764,901

Paper & Plastic Packaging Products & Materials - 0.5%
Pactiv Evergreen, Inc.	1,194	21,182
Sealed Air Corp.	4,451	155,028
Sonoco Products Co.	2,945	140,300
		316,510

Paper Products - 0.1%
Sylvamo Corp.	1,060	84,906

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	988	72,371
Copa Holdings SA - Class A	244	22,745
Joby Aviation, Inc. (a)	13,977	115,450
SkyWest, Inc. (a)	290	35,067
		245,633

Passenger Ground Transportation - 0.3%
Avis Budget Group, Inc. (a)	505	45,298
Lyft, Inc. - Class A (a)	10,407	140,911
		186,209

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Personal Care Products - 0.1%
Interparfums, Inc.	546	$76,997

Pharmaceuticals - 1.0%
Axsome Therapeutics, Inc. (a)	1,199	127,646
Corcept Therapeutics, Inc. (a)	2,782	186,172
Organon & Co.	8,074	125,631
Perrigo Co. PLC	4,123	102,704
Prestige Consumer Healthcare, Inc. (a)	1,494	114,694
Scilex Holding Co. (a)	85	35
		656,882

Property & Casualty Insurance - 1.9%
Assured Guaranty Ltd.	1,583	149,752
Axis Capital Holdings Ltd.	2,365	215,262
First American Financial Corp.	3,064	193,706
Hanover Insurance Group, Inc.	1,013	155,080
Kemper Corp.	1,910	128,314
Mercury General Corp.	822	40,969
Selective Insurance Group, Inc.	1,792	150,761
White Mountains Insurance Group Ltd.	72	139,137
		1,172,981

Publishing - 0.1%
John Wiley & Sons, Inc. - Class A	1,366	55,910

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	993	75,835

Real Estate Operating Companies - 0.0%(c)
Seaport Entertainment Group, Inc. (a)	98	2,608

Real Estate Services - 0.2%
Cushman & Wakefield PLC (a)	6,640	91,566
Newmark Group, Inc. - Class A	4,146	58,583
		150,149

Regional Banks - 8.0%
Ameris Bancorp	2,111	138,587
Associated Banc-Corp.	4,562	114,689
Atlantic Union Bankshares Corp.	3,042	114,896
Axos Financial, Inc. (a)	1,676	117,203
BancFirst Corp.	516	61,445
Bancorp, Inc. (a)	1,465	89,453
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Regional Banks - 8.0% (Continued)
Bank of Hawaii Corp.	1,207	$89,934
Bank OZK	3,331	169,182
BankUnited, Inc.	2,202	90,524
Cadence Bank	5,730	201,696
Cathay General Bancorp	2,166	102,863
Columbia Banking System, Inc.	6,460	180,234
Community Financial System, Inc.	1,612	105,634
CVB Financial Corp.	3,973	82,797
Eastern Bankshares, Inc.	6,367	116,898
First BanCorp	4,976	103,302
First Financial Bancorp	2,796	78,344
First Financial Bankshares, Inc.	3,758	140,023
First Hawaiian, Inc.	3,953	109,182
First Interstate BancSystem, Inc. - Class A	2,760	90,942
First Merchants Corp.	1,774	78,837
Flagstar Financial, Inc.	10,768	127,385
FNB Corp.	11,027	173,014
Fulton Financial Corp.	5,536	112,602
Glacier Bancorp, Inc.	3,707	184,127
Hancock Whitney Corp.	2,604	155,563
Home BancShares, Inc.	5,747	173,502
Independent Bank Corp.	1,294	86,905
International Bancshares Corp.	1,727	113,792
Pacific Premier Bancorp, Inc.	2,887	74,773
Park National Corp.	447	75,860
Provident Financial Services, Inc.	3,928	72,943
Seacoast Banking Corp. of Florida	2,591	73,714
ServisFirst Bancshares, Inc.	1,614	146,341
Simmons First National Corp. - Class A	3,728	84,700
SouthState Corp.	658	69,478
Texas Capital Bancshares, Inc. (a)	1,411	111,399
TFS Financial Corp.	1,608	22,062
Towne Bank	2,022	72,327
UMB Financial Corp.	1,258	148,318
United Bankshares, Inc.	4,194	161,469
United Community Banks, Inc.	3,674	121,867
Valley National Bancorp	13,356	137,300
WaFd, Inc.	2,315	68,709
WSFS Financial Corp.	1,821	101,976
		5,046,791

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Reinsurance - 0.2%
Enstar Group Ltd. (a)	352	$115,101
SiriusPoint Ltd. (a)	2,659	38,715
		153,816

Renewable Electricity - 0.4%
Clearway Energy, Inc. - Class A	1,055	25,879
Clearway Energy, Inc. - Class C	2,575	66,770
Ormat Technologies, Inc.	1,805	115,791
XPLR Infrastructure LP	2,952	31,114
		239,554

Research & Consulting Services - 1.1%
CBIZ, Inc. (a)	1,456	124,939
Clarivate PLC (a)	13,210	71,598
Dun & Bradstreet Holdings, Inc.	10,068	123,836
Exponent, Inc.	1,569	143,830
ICF International, Inc.	536	62,557
Science Applications International Corp.	1,520	164,586
		691,346

Restaurants - 0.9%
Brinker International, Inc. (a)	1,396	254,030
Shake Shack, Inc. - Class A (a)	1,199	141,638
Sweetgreen, Inc. - Class A (a)	2,936	96,653
Wendy's Co.	5,360	79,489
		571,810

Security & Alarm Services - 0.2%
Brink's Co.	1,377	128,515

Semiconductor Materials & Equipment - 0.4%
Axcelis Technologies, Inc. (a)	1,004	68,272
FormFactor, Inc. (a)	2,365	94,718
Kulicke & Soffa Industries, Inc.	1,672	74,153
		237,143

Semiconductors - 2.1%
Credo Technology Group Holding Ltd. (a)	4,371	306,057
Diodes, Inc. (a)	1,383	81,569
Impinj, Inc. (a)	720	91,361
Power Integrations, Inc.	1,765	109,995
Rambus, Inc. (a)	3,269	201,436
Semtech Corp. (a)	2,302	154,142
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Semiconductors - 2.1% (Continued)
Silicon Laboratories, Inc. (a)	989	$134,098
SiTime Corp. (a)	552	112,718
Synaptics, Inc. (a)	1,212	102,899
Wolfspeed, Inc. (a)	3,859	23,656
		1,317,931

Silver - 0.2%
Hecla Mining Co.	18,047	102,507

Soft Drinks & Non-alcoholic Beverages - 0.0%(c)
National Beverage Corp.	694	29,183

Specialized Consumer Services - 0.3%
Frontdoor, Inc. (a)	2,451	146,766
Mister Car Wash, Inc. (a)	2,825	22,656
		169,422

Specialty Chemicals - 1.7%
Arcadium Lithium PLC (a)	31,350	179,949
Ashland, Inc.	1,503	95,425
Avient Corp.	2,784	119,434
Balchem Corp.	1,029	164,599
HB Fuller Co.	1,653	104,354
Innospec, Inc.	750	85,013
Minerals Technologies, Inc.	987	75,693
NewMarket Corp.	219	109,066
Quaker Chemical Corp.	422	59,578
Sensient Technologies Corp.	1,271	95,973
		1,089,084

Steel - 0.2%
Alpha Metallurgical Resources, Inc. (a)	330	60,446
Warrior Met Coal, Inc.	1,601	84,485
		144,931

Systems Software - 1.8%
Appian Corp. - Class A (a)	1,245	43,687
Commvault Systems, Inc. (a)	1,366	217,549
N-able, Inc. (a)	2,012	19,496
Progress Software Corp.	1,306	74,873
Qualys, Inc. (a)	1,108	154,466
Rapid7, Inc. (a)	1,847	71,147
Rubrik, Inc. - Class A (a)	2,096	153,574
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Systems Software - 1.8% (Continued)
Tenable Holdings, Inc. (a)	3,615	$155,770
Teradata Corp. (a)	3,004	95,858
Varonis Systems, Inc. (a)	3,383	153,453
		1,139,873

Technology Distributors - 0.3%
Avnet, Inc.	2,780	143,615
ePlus, Inc. (a)	818	65,358
		208,973

Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (a)	8,163	72,406

Trading Companies & Distributors - 1.7%
Air Lease Corp.	3,214	148,487
Boise Cascade Co.	1,210	152,653
GATX Corp.	1,109	183,506
GMS, Inc. (a)	1,215	102,473
Herc Holdings, Inc.	860	175,406
McGrath RentCorp	718	88,077
MSC Industrial Direct Co., Inc. - Class A	1,392	111,931
Rush Enterprises, Inc. - Class A	1,892	114,939
Rush Enterprises, Inc. - Class B	244	13,986
		1,091,458

Transaction & Payment Processing Services - 1.3%
AvidXchange Holdings, Inc. (a)	4,989	52,884
Euronet Worldwide, Inc. (a)	1,316	129,626
Flywire Corp. (a)	3,598	69,549
Marqeta, Inc. - Class A (a)	14,546	56,002
NCR Atleos Corp. (a)	2,231	71,080
Paymentus Holdings, Inc. - Class A (a)	525	16,779
Remitly Global, Inc. (a)	4,356	102,366
Shift4 Payments, Inc. - Class A (a)	1,954	234,187
Western Union Co.	10,626	109,660
		842,133

Water Utilities - 0.3%
American States Water Co.	1,103	82,173
California Water Service Group	1,799	81,477
		163,650

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	2,801	$99,015
United States Cellular Corp. (a)	428	26,879
		125,894
TOTAL COMMON STOCKS (Cost $51,732,925)		58,426,736

REAL ESTATE INVESTMENT TRUSTS - 6.6%
Diversified REITs - 0.4%
Broadstone Net Lease, Inc.	5,726	90,128
Essential Properties Realty Trust, Inc.	5,312	170,515
		260,643

Health Care REITs - 0.7%
CareTrust REIT, Inc.	5,307	140,636
Medical Properties Trust, Inc. (b)	17,212	80,724
National Health Investors, Inc.	1,318	89,769
Sabra Health Care REIT, Inc.	7,109	118,791
		429,920

Hotel & Resort REITs - 0.6%
Apple Hospitality REIT, Inc.	6,802	105,023
Park Hotels & Resorts, Inc.	6,114	82,478
Ryman Hospitality Properties, Inc.	1,776	186,196
		373,697

Industrial REITs - 0.2%
Innovative Industrial Properties, Inc.	862	61,788
LXP Industrial Trust	8,835	73,507
		135,295

Mortgage REITs - 0.9%
Arbor Realty Trust, Inc. (b)	5,715	76,524
Blackstone Mortgage Trust, Inc. - Class A	4,953	89,154
Rithm Capital Corp.	15,501	178,417
Starwood Property Trust, Inc.	9,790	189,436
		533,531

Multi-Family Residential REITs - 0.2%
Independence Realty Trust, Inc.	6,947	133,452

Office REITs - 1.5%
COPT Defense Properties	3,462	101,921
Cousins Properties, Inc.	4,714	143,919

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 6.6% (CONTINUED)	Shares	Value
Douglas Emmett, Inc.	5,406	$99,254
Highwoods Properties, Inc.	3,227	96,132
Kilroy Realty Corp.	3,614	141,018
SL Green Realty Corp.	2,006	135,184
Vornado Realty Trust	5,490	237,498
		954,926

Other Specialized REITs - 0.4%
EPR Properties	2,277	104,970
Four Corners Property Trust, Inc.	2,624	71,976
Outfront Media, Inc.	4,578	84,238
		261,184

Retail REITs - 1.2%
Curbline Properties Corp.	2,969	72,651
Kite Realty Group Trust	6,782	157,003
Macerich Co.	6,680	138,810
Phillips Edison & Co., Inc.	3,785	137,509
SITE Centers Corp.	1,475	22,096
Tanger, Inc.	3,417	112,146
Urban Edge Properties	3,875	78,818
		719,033

Self-Storage REITs - 0.1%
National Storage Affiliates Trust	2,114	78,535

Timber REITs - 0.4%
PotlatchDeltic Corp.	2,391	106,949
Rayonier, Inc.	4,817	125,908
		232,857
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,759,456)		4,113,073

SHORT-TERM INVESTMENTS - 0.9%
Investments Purchased with Proceeds from Securities Lending - 0.5%
First American Government Obligations Fund - Class X, 4.32% (d)	305,255	305,255

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.32% (d)	264,569	264,569
TOTAL SHORT-TERM INVESTMENTS (Cost $569,824)		569,824

TOTAL INVESTMENTS - 100.5% (Cost $56,062,205)		$63,109,633
Liabilities in Excess of Other Assets - (0.5%)		(302,861)
TOTAL NET ASSETS - 100.0%		$62,806,772

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)
Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
LP Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $292,753, which represented 0.5% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	1	$87
Trade Desk, Inc. - Class A (a)	1,264	150,011
		150,098

Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	194	126,523
Boeing Co. (a)	2,186	385,873
BWX Technologies, Inc.	302	34,105
Curtiss-Wright Corp.	110	38,163
General Dynamics Corp.	359	92,256
General Electric Co.	2,826	575,289
HEICO Corp.	97	23,177
HEICO Corp. - Class A	172	32,737
Hexcel Corp.	83	5,411
Howmet Aerospace, Inc.	1,166	147,592
L3Harris Technologies, Inc.	213	45,158
Lockheed Martin Corp.	144	66,665
Northrop Grumman Corp.	143	69,680
RTX Corp.	747	96,326
Textron, Inc.	103	7,880
TransDigm Group, Inc.	174	235,481
Woodward, Inc.	55	10,189
		1,992,505

Agricultural & Farm Machinery - 0.1%
Deere & Co.	270	128,671
Toro Co.	267	22,233
		150,904

Air Freight & Logistics - 0.0%(b)
CH Robinson Worldwide, Inc.	125	12,436
Expeditors International of Washington, Inc.	269	30,553
FedEx Corp.	31	8,211
GXO Logistics, Inc. (a)	126	5,727
		56,927

Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	305	8,769

Aluminum - 0.0%(b)
Alcoa Corp.	815	28,786

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Apparel Retail - 0.5%
Abercrombie & Fitch Co. - Class A (a)	121	$14,445
Burlington Stores, Inc. (a)	160	45,429
Gap, Inc.	79	1,901
Ross Stores, Inc.	945	142,279
TJX Cos., Inc.	3,353	418,421
		622,475

Apparel, Accessories & Luxury Goods - 0.1%
Columbia Sportswear Co.	22	1,943
Levi Strauss & Co. - Class A	34	647
Lululemon Athletica, Inc. (a)	326	135,029
Ralph Lauren Corp.	81	20,226
		157,845

Application Software - 4.4%
Adobe, Inc. (a)	1,311	573,497
Altair Engineering, Inc. - Class A (a)	78	8,607
ANSYS, Inc. (a)	280	98,140
Appfolio, Inc. - Class A (a)	34	7,953
AppLovin Corp. - Class A (a)	651	240,603
Aspen Technology, Inc. (a)	44	11,596
Atlassian Corp. - Class A (a)	438	134,370
Autodesk, Inc. (a)	616	191,785
Bentley Systems, Inc. - Class B	615	28,628
BILL Holdings, Inc. (a)	292	28,257
Cadence Design Systems, Inc. (a)	804	239,286
CCC Intelligent Solutions Holdings, Inc. (a)	822	9,132
Confluent, Inc. - Class A (a)	553	16,413
Datadog, Inc. - Class A (a)	925	132,007
DocuSign, Inc. (a)	575	55,620
DoubleVerify Holdings, Inc. (a)	299	6,162
Dropbox, Inc. - Class A (a)	668	21,476
Dynatrace, Inc. (a)	947	54,689
Elastic NV (a)	286	32,198
Fair Isaac Corp. (a)	77	144,264
Five9, Inc. (a)	128	5,247
Freshworks, Inc. - Class A (a)	555	10,323
Guidewire Software, Inc. (a)	280	59,156
HashiCorp, Inc. - Class A (a)	294	10,055
HubSpot, Inc. (a)	141	109,914
Informatica, Inc. - Class A (a)	90	2,311
Intuit, Inc.	801	481,809
Klaviyo, Inc. - Class A (a)	66	3,037
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Application Software - 4.4%
Manhattan Associates, Inc. (a)	162	$33,792
MicroStrategy, Inc. - Class A (a)	478	160,030
Nutanix, Inc. - Class A (a)	647	44,491
Palantir Technologies, Inc. - Class A (a)	6,039	498,157
Pegasystems, Inc.	77	8,338
Procore Technologies, Inc. (a)	144	11,457
PTC, Inc. (a)	368	71,201
RingCentral, Inc. - Class A (a)	146	5,084
Roper Technologies, Inc.	305	175,573
Salesforce, Inc.	2,699	922,248
Samsara, Inc. - Class A (a)	581	29,921
SPS Commerce, Inc. (a)	103	19,022
Synopsys, Inc. (a)	431	226,482
Tyler Technologies, Inc. (a)	137	82,425
Unity Software, Inc. (a)	681	15,118
Workday, Inc. - Class A (a)	611	160,119
Zoom Communications, Inc. - Class A (a)	853	74,160
		5,254,153

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	151	82,047
Ares Management Corp. - Class A	540	107,039
Blackrock, Inc.	227	244,138
Blackstone, Inc.	1,983	351,209
Blue Owl Capital, Inc. - Class A	1,487	38,677
Hamilton Lane, Inc. - Class A	66	10,506
KKR & Co., Inc.	1,783	297,886
SEI Investments Co.	126	10,909
TPG, Inc.	68	4,573
		1,146,984

Automobile Manufacturers - 2.8%
Lucid Group, Inc. (a)	2,529	6,980
Rivian Automotive, Inc. - Class A (a)	2,503	31,438
Tesla, Inc. (a)	8,223	3,327,026
		3,365,444

Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	287	17,914
Gentex Corp.	367	9,513
QuantumScape Corp. (a)	886	4,581
		32,008

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Automotive Retail - 0.5%
AutoZone, Inc. (a)	54	$180,911
CarMax, Inc. (a)	84	7,194
Carvana Co. (a)	381	94,290
Murphy USA, Inc.	78	39,227
O'Reilly Automotive, Inc. (a)	181	234,290
Valvoline, Inc. (a)	303	11,244
		567,156

Biotechnology - 1.6%
AbbVie, Inc.	2,729	501,863
Alnylam Pharmaceuticals, Inc. (a)	375	101,741
Amgen, Inc.	945	269,722
Apellis Pharmaceuticals, Inc. (a)	287	8,326
Arrowhead Pharmaceuticals, Inc. (a)	319	6,342
Biogen, Inc. (a)	20	2,879
BioMarin Pharmaceutical, Inc. (a)	549	34,785
CRISPR Therapeutics AG (a)	90	3,743
Cytokinetics, Inc. (a)	322	15,926
Exact Sciences Corp. (a)	535	29,987
Exelixis, Inc. (a)	864	28,642
Halozyme Therapeutics, Inc. (a)	341	19,314
Incyte Corp. (a)	547	40,565
Insmed, Inc. (a)	436	33,389
Ionis Pharmaceuticals, Inc. (a)	340	10,846
Moderna, Inc. (a)	961	37,883
Natera, Inc. (a)	310	54,845
Neurocrine Biosciences, Inc. (a)	280	42,510
Regeneron Pharmaceuticals, Inc. (a)	327	220,064
Roivant Sciences Ltd. (a)	1,333	14,836
Sarepta Therapeutics, Inc. (a)	267	30,363
Vaxcyte, Inc. (a)	303	26,761
Vertex Pharmaceuticals, Inc. (a)	753	347,645
		1,882,977

Brewers - 0.0%(b)
Boston Beer Co., Inc. - Class A (a)	14	3,509

Broadline Retail - 5.6%
Amazon.com, Inc. (a)	27,607	6,561,632
Dillard's, Inc. - Class A	1	468
eBay, Inc.	806	54,389
Etsy, Inc. (a)	320	17,571
		6,634,060

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Building Products - 0.6%
A O Smith Corp.	296	$19,921
Advanced Drainage Systems, Inc.	175	21,159
Allegion PLC	161	21,369
Armstrong World Industries, Inc.	56	8,457
Builders FirstSource, Inc. (a)	157	26,263
Carlisle Cos., Inc.	157	61,145
Carrier Global Corp.	1,705	111,473
Johnson Controls International PLC	863	67,314
Lennox International, Inc.	93	55,095
Masco Corp.	278	22,040
Owens Corning	26	4,798
Simpson Manufacturing Co., Inc.	76	12,768
Trane Technologies PLC	659	239,052
Trex Co., Inc. (a)	300	21,849
UFP Industries, Inc.	64	7,402
		700,105

Cable & Satellite - 0.0%(b)
Liberty Broadband Corp. - Class A (a)	29	2,205
Liberty Broadband Corp. - Class C (a)	319	24,454
		26,659

Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	119	20,375
Knight-Swift Transportation Holdings, Inc.	377	21,523
Landstar System, Inc.	53	8,727
Old Dominion Freight Line, Inc.	568	105,426
Saia, Inc. (a)	64	30,727
U-Haul Holding Co.	27	1,748
U-Haul Holding Co. (a)	2	146
XPO, Inc. (a)	183	24,462
		213,134

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	151	18,661
DraftKings, Inc. - Class A (a)	1,498	62,841
Las Vegas Sands Corp.	385	17,645
Light & Wonder, Inc. (a)	267	23,472
MGM Resorts International (a)	367	12,654
Wynn Resorts Ltd.	90	7,816
		143,089

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A (a)	328	$4,133
UWM Holdings Corp.	94	567
		4,700

Commodity Chemicals - 0.0%(b)
Westlake Corp.	35	3,999

Communications Equipment - 0.6%
Arista Networks, Inc. (a)	2,942	339,007
Ciena Corp. (a)	154	13,420
Cisco Systems, Inc.	1,920	116,352
F5, Inc. (a)	105	31,212
Juniper Networks, Inc.	478	16,663
Lumentum Holdings, Inc. (a)	70	5,954
Motorola Solutions, Inc.	487	228,525
		751,133

Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A (a)	1,276	34,324

Construction & Engineering - 0.3%
AECOM	286	30,156
API Group Corp. (a)	577	22,012
Comfort Systems USA, Inc.	120	52,410
EMCOR Group, Inc.	127	56,904
Fluor Corp. (a)	311	14,993
MasTec, Inc. (a)	51	7,400
Quanta Services, Inc.	458	140,885
Valmont Industries, Inc.	22	7,299
WillScot Holdings Corp. (a)	548	20,309
		352,368

Construction Machinery & Heavy Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc.	37	4,349
Caterpillar, Inc.	961	356,954
Cummins, Inc.	101	35,981
Westinghouse Air Brake Technologies Corp.	412	85,663
		482,947

Construction Materials - 0.3%
CRH PLC	927	91,801
Eagle Materials, Inc.	104	26,701
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Construction Materials - 0.3% (Continued)
Martin Marietta Materials, Inc.	165	$89,780
Vulcan Materials Co.	454	124,464
		332,746

Consumer Electronics - 0.1%
Garmin Ltd.	346	74,684

Consumer Finance - 0.4%
American Express Co.	1,155	366,655
Credit Acceptance Corp. (a)	5	2,539
Discover Financial Services	373	75,006
SoFi Technologies, Inc. (a)	2,796	44,121
		488,321

Consumer Staples Merchandise Retail - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	302	29,913
Costco Wholesale Corp.	1,318	1,291,482
Dollar Tree, Inc. (a)	318	23,325
Walmart, Inc.	7,454	731,685
		2,076,405

Copper - 0.1%
Freeport-McMoRan, Inc.	4,170	149,495

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	316	75,278
Maximus, Inc.	53	3,990
SS&C Technologies Holdings, Inc.	292	23,637
		102,905

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	76	2,532
Brown-Forman Corp. - Class B	682	22,513
Constellation Brands, Inc. - Class A	268	48,455
		73,500

Distributors - 0.0%(b)
Genuine Parts Co.	50	5,812
Pool Corp.	107	36,835
		42,647

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Diversified Banks - 0.4%
First Citizens BancShares, Inc. - Class A	30	$66,141
JPMorgan Chase & Co.	1,740	465,102
		531,243

Diversified Chemicals - 0.0%(b)
Huntsman Corp.	162	2,726

Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	1,119	191,327

Diversified Support Services - 0.3%
Cintas Corp.	1,006	201,773
Copart, Inc. (a)	2,546	147,490
		349,263

Education Services - 0.0%(b)
Bright Horizons Family Solutions, Inc. (a)	159	19,493
Duolingo, Inc. (a)	99	36,035
		55,528

Electric Utilities - 0.4%
Constellation Energy Corp.	911	273,282
NextEra Energy, Inc.	2,815	201,441
Southern Co.	200	16,790
		491,513

Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	83	27,588
AMETEK, Inc.	657	121,256
Eaton Corp. PLC	1,155	377,038
Emerson Electric Co.	899	116,825
Generac Holdings, Inc. (a)	106	15,829
Hubbell, Inc.	189	79,949
NEXTracker, Inc. - Class A (a)	328	16,538
nVent Electric PLC	618	40,226
Regal Rexnord Corp.	31	4,921
Rockwell Automation, Inc.	267	74,341
Sensata Technologies Holding PLC	22	597
Vertiv Holdings Co. - Class A	1,066	124,743
		999,851

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Electronic Components - 0.3%
Amphenol Corp. - Class A	3,596	$254,525
Coherent Corp. (a)	225	20,360
Corning, Inc.	581	30,259
Littelfuse, Inc.	40	9,534
		314,678

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	415	16,558
Keysight Technologies, Inc. (a)	408	72,767
Teledyne Technologies, Inc. (a)	106	54,201
Trimble, Inc. (a)	596	44,676
Vontier Corp.	442	17,039
Zebra Technologies Corp. - Class A (a)	135	52,912
		258,153

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	28	2,053
Jabil, Inc.	23	3,736
TE Connectivity PLC	422	62,443
		68,232

Environmental & Facilities Services - 0.5%
Clean Harbors, Inc. (a)	130	30,290
Republic Services, Inc.	616	133,592
Rollins, Inc.	847	41,926
Tetra Tech, Inc.	701	25,797
Veralto Corp.	669	69,168
Waste Management, Inc.	1,173	258,365
		559,138

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	12	1,107
Corteva, Inc.	945	61,680
		62,787

Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	295	60,277
CME Group, Inc.	94	22,233
Coinbase Global, Inc. - Class A (a)	610	177,711
FactSet Research Systems, Inc.	94	44,595
Intercontinental Exchange, Inc.	1,333	213,053
MarketAxess Holdings, Inc.	66	14,562
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.3% (Continued)
Moody's Corp.	470	$234,737
Morningstar, Inc.	74	24,319
MSCI, Inc.	232	138,451
Nasdaq, Inc.	980	80,693
S&P Global, Inc.	923	481,261
Tradeweb Markets, Inc. - Class A	311	39,466
		1,531,358

Food Distributors - 0.0%(b)
Performance Food Group Co. (a)	85	7,676
Sysco Corp.	304	22,168
US Foods Holding Corp. (a)	355	25,180
		55,024

Food Retail - 0.1%
Casey's General Stores, Inc.	101	42,599
Maplebear, Inc. (a)	332	16,029
Sprouts Farmers Market, Inc. (a)	274	43,385
		102,013

Footwear - 0.3%
Crocs, Inc. (a)	125	12,759
Deckers Outdoor Corp. (a)	532	94,355
NIKE, Inc. - Class B	2,052	157,799
On Holding AG - Class A (a)	584	34,970
Skechers USA, Inc. - Class A (a)	138	10,397
		310,280

Gas Utilities - 0.0%(b)
Atmos Energy Corp.	1	143

Gold - 0.1%
Newmont Corp.	1,155	49,342
Royal Gold, Inc.	227	31,739
		81,081

Health Care Distributors - 0.0%(b)
Henry Schein, Inc. (a)	75	6,000
McKesson Corp.	19	11,300
		17,300

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Health Care Equipment - 2.3%
Abbott Laboratories	3,783	$483,959
Becton Dickinson & Co.	298	73,785
Boston Scientific Corp. (a)	4,376	447,927
Dexcom, Inc. (a)	1,116	96,902
Edwards Lifesciences Corp. (a)	1,899	137,583
GE HealthCare Technologies, Inc.	1,085	95,806
Globus Medical, Inc. - Class A (a)	293	27,167
Hologic, Inc. (a)	378	27,269
IDEXX Laboratories, Inc. (a)	215	90,741
Inspire Medical Systems, Inc. (a)	52	10,062
Insulet Corp. (a)	159	44,262
Intuitive Surgical, Inc. (a)	1,067	610,196
Masimo Corp. (a)	140	24,392
Penumbra, Inc. (a)	105	28,032
ResMed, Inc.	397	93,764
STERIS PLC	282	62,223
Stryker Corp.	1,029	402,637
Teleflex, Inc.	46	8,291
Zimmer Biomet Holdings, Inc.	63	6,897
		2,771,895

Health Care Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	100	4,511
Encompass Health Corp.	191	18,961
Ensign Group, Inc.	135	18,854
HCA Healthcare, Inc.	280	92,375
Universal Health Services, Inc. - Class B	1	188
		134,889

Health Care Services - 0.0%(b)
Chemed Corp.	41	23,042
DaVita, Inc. (a)	97	17,092
Option Care Health, Inc. (a)	421	13,017
		53,151

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	232	50,834
Cooper Cos., Inc. (a)	395	38,137
Lantheus Holdings, Inc. (a)	164	15,172
Solventum Corp. (a)	173	12,812
		116,955

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	278	$16,430

Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	817	304,643

Home Furnishings - 0.0%(b)
Tempur Sealy International, Inc.	404	25,509

Home Improvement Retail - 0.8%
Floor & Decor Holdings, Inc. - Class A (a)	286	28,629
Home Depot, Inc.	1,825	751,863
Lowe's Cos., Inc.	494	128,460
		908,952

Homebuilding - 0.1%
DR Horton, Inc.	125	17,738
Installed Building Products, Inc.	57	11,334
NVR, Inc. (a)	7	56,113
PulteGroup, Inc.	103	11,719
TopBuild Corp. (a)	89	30,499
		127,403

Homefurnishing Retail - 0.1%
RH (a)	13	5,448
Williams-Sonoma, Inc.	296	62,566
		68,014

Hotels, Resorts & Cruise Lines - 1.1%
Airbnb, Inc. - Class A (a)	1,140	149,534
Booking Holdings, Inc.	95	450,068
Choice Hotels International, Inc.	51	7,514
Expedia Group, Inc. (a)	328	56,072
Hilton Worldwide Holdings, Inc.	689	176,432
Hyatt Hotels Corp. - Class A	123	19,462
Marriott International, Inc. - Class A	670	194,695
Norwegian Cruise Line Holdings Ltd. (a)	553	15,678
Royal Caribbean Cruises Ltd.	679	181,021
Wyndham Hotels & Resorts, Inc.	64	6,721
		1,257,197

Household Appliances - 0.0%(b)
SharkNinja, Inc. (a)	149	16,660

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Household Products - 0.9%
Church & Dwight Co., Inc.	562	$59,302
Clorox Co.	133	21,104
Colgate-Palmolive Co.	1,947	168,805
Kimberly-Clark Corp.	179	23,265
Procter & Gamble Co.	4,673	775,671
		1,048,147

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,107	335,432
Dayforce, Inc. (a)	374	26,457
Paychex, Inc.	684	101,006
Paycom Software, Inc.	92	19,096
Paylocity Holding Corp. (a)	143	29,389
Robert Half, Inc.	76	4,924
TriNet Group, Inc.	51	4,763
		521,067

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	918	154,252

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	1,131	253,027

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	357	119,688
Linde PLC	1,421	633,936
		753,624

Industrial Machinery & Supplies & Components - 1.0%
Chart Industries, Inc. (a)	149	31,527
Crane Co.	147	25,037
Donaldson Co., Inc.	142	10,109
Dover Corp.	272	55,401
Flowserve Corp.	96	6,012
Fortive Corp.	773	62,868
Gates Industrial Corp. PLC (a)	74	1,531
Graco, Inc.	548	46,125
IDEX Corp.	181	40,600
Illinois Tool Works, Inc.	609	157,828
Ingersoll Rand, Inc.	1,152	108,058
ITT, Inc.	175	26,429
Lincoln Electric Holdings, Inc.	152	30,215
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.0% (Continued)
Middleby Corp. (a)	60	$10,268
Mueller Industries, Inc.	138	10,868
Nordson Corp.	143	31,491
Otis Worldwide Corp.	890	84,924
Parker-Hannifin Corp.	372	263,023
Pentair PLC	463	48,004
RBC Bearings, Inc. (a)	79	27,551
Snap-on, Inc.	29	10,299
Symbotic, Inc. (a)(c)	51	1,497
Watts Water Technologies, Inc. - Class A	48	9,925
Xylem, Inc.	633	78,517
		1,178,107

Insurance Brokers - 0.7%
Aon PLC - Class A	470	174,285
Arthur J Gallagher & Co.	617	186,223
Brown & Brown, Inc.	816	85,403
Marsh & McLennan Cos., Inc.	1,355	293,872
Ryan Specialty Holdings, Inc.	281	18,709
Willis Towers Watson PLC	223	73,493
		831,985

Integrated Oil & Gas - 0.3%
Exxon Mobil Corp.	2,809	300,085
Occidental Petroleum Corp.	958	44,691
		344,776

Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	637	78,293
ROBLOX Corp. - Class A (a)	1,724	122,525
Take-Two Interactive Software, Inc. (a)	545	101,103
		301,921

Interactive Media & Services - 9.3%
Alphabet, Inc. - Class A	17,169	3,502,819
Alphabet, Inc. - Class C	14,014	2,881,279
Meta Platforms, Inc. - Class A	6,440	4,438,319
Pinterest, Inc. - Class A (a)	1,683	55,472
Reddit, Inc. - Class A (a)	329	65,652
Snap, Inc. - Class A (a)	3,025	34,152
ZoomInfo Technologies, Inc. (a)	1,069	11,000
		10,988,693

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	186	$18,581
Cloudflare, Inc. - Class A (a)	815	112,796
GoDaddy, Inc. - Class A (a)	411	87,399
MongoDB, Inc. (a)	164	44,825
Okta, Inc. (a)	532	50,125
Snowflake, Inc. - Class A (a)	893	162,088
Twilio, Inc. - Class A (a)	417	61,124
VeriSign, Inc. (a)	182	39,130
		576,068

Investment Banking & Brokerage - 0.7%
Charles Schwab Corp.	4,161	344,198
Evercore, Inc. - Class A	34	9,903
Goldman Sachs Group, Inc.	153	97,981
Houlihan Lokey, Inc.	147	26,713
Interactive Brokers Group, Inc. - Class A	32	6,958
LPL Financial Holdings, Inc.	229	84,018
Morgan Stanley	179	24,779
Raymond James Financial, Inc.	329	55,430
Robinhood Markets, Inc. - Class A (a)	2,172	112,835
Stifel Financial Corp.	49	5,677
		768,492

IT Consulting & Other Services - 0.7%
Accenture PLC - Class A	1,610	619,769
Amdocs Ltd.	74	6,526
Cognizant Technology Solutions Corp. - Class A	278	22,966
EPAM Systems, Inc. (a)	128	32,507
Gartner, Inc. (a)	237	128,651
Globant SA (a)	175	37,331
		847,750

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A (a)	303	32,772
Vail Resorts, Inc.	50	8,506
		41,278

Leisure Products - 0.0%(b)
Mattel, Inc. (a)	116	2,162
YETI Holdings, Inc. (a)	154	5,738
		7,900

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Life & Health Insurance - 0.0%(b)
Primerica, Inc.	25	$7,254

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	821	124,398
Avantor, Inc. (a)	1,953	43,513
Bio-Rad Laboratories, Inc. - Class A (a)	22	7,939
Bio-Techne Corp.	387	28,464
Bruker Corp.	268	15,584
Charles River Laboratories International, Inc. (a)	127	20,925
Danaher Corp.	1,898	422,761
ICON PLC (a)	218	43,399
Illumina, Inc. (a)	365	48,450
IQVIA Holdings, Inc. (a)	533	107,325
Medpace Holdings, Inc. (a)	65	22,695
Mettler-Toledo International, Inc. (a)	70	95,511
Repligen Corp. (a)	144	23,934
Revvity, Inc.	118	14,883
Sotera Health Co. (a)	282	3,866
Thermo Fisher Scientific, Inc.	1,122	670,675
Waters Corp. (a)	160	66,477
West Pharmaceutical Services, Inc.	193	65,919
		1,826,718

Managed Health Care - 1.1%
Elevance Health, Inc.	334	132,164
HealthEquity, Inc. (a)	287	31,690
Molina Healthcare, Inc. (a)	101	31,351
UnitedHealth Group, Inc.	2,077	1,126,752
		1,321,957

Metal, Glass & Plastic Containers - 0.0%(b)
AptarGroup, Inc.	64	10,058
Ball Corp.	383	21,333
		31,391

Movies & Entertainment - 1.8%
Endeavor Group Holdings, Inc. - Class A (c)	444	13,577
Liberty Media Corp.-Liberty Formula One - Class A (a)	42	3,697
Liberty Media Corp.-Liberty Formula One - Class C (a)	579	55,410
Liberty Media Corp.-Liberty Live - Class A (a)	29	2,087
Liberty Media Corp.-Liberty Live - Class C (a)	67	4,931
Live Nation Entertainment, Inc. (a)	544	78,706
Madison Square Garden Sports Corp. (a)	71	15,611
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Movies & Entertainment - 1.8% (Continued)
Netflix, Inc. (a)	1,272	$1,242,439
Roku, Inc. (a)	304	25,159
Spotify Technology SA (a)	355	194,735
TKO Group Holdings, Inc. (a)	169	26,230
Walt Disney Co.	4,017	454,162
Warner Music Group Corp. - Class A	336	10,685
		2,127,429

Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. - Class B (a)	2,699	1,264,940

Multi-Utilities - 0.0%(b)
Public Service Enterprise Group, Inc.	132	11,027

Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	53	8,731

Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	309	9,903

Oil & Gas Equipment & Services - 0.1%
ChampionX Corp.	374	10,711
NOV, Inc.	905	13,077
Schlumberger NV	1,130	45,517
Weatherford International PLC	174	10,953
		80,258

Oil & Gas Exploration & Production - 0.4%
Antero Resources Corp. (a)	87	3,247
ConocoPhillips	1,720	169,987
Coterra Energy, Inc.	272	7,540
EQT Corp.	855	43,708
Hess Corp.	860	119,566
Texas Pacific Land Corp.	70	90,802
		434,850

Oil & Gas Storage & Transportation - 0.3%
Cheniere Energy, Inc.	445	99,524
New Fortress Energy, Inc. (c)	269	4,035
ONEOK, Inc.	148	14,381
Targa Resources Corp.	657	129,298
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.3% (Continued)
Williams Cos., Inc.	846	$46,894
		294,132

Other Specialty Retail - 0.2%
Chewy, Inc. - Class A (a)	283	11,031
Dick's Sporting Goods, Inc.	77	18,484
Five Below, Inc. (a)	149	13,973
Tractor Supply Co.	1,575	85,617
Ulta Beauty, Inc. (a)	116	47,810
		176,915

Packaged Foods & Meats - 0.2%
Hershey Co.	295	44,029
Lamb Weston Holdings, Inc.	357	21,399
Lancaster Colony Corp.	24	4,050
McCormick & Co., Inc.	301	23,246
Mondelez International, Inc. - Class A	1,865	108,151
Pilgrim's Pride Corp. (a)	1	47
Post Holdings, Inc. (a)	8	849
		201,771

Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	160	29,717
Packaging Corp. of America	95	20,203
Smurfit WestRock PLC	885	46,984
		96,904

Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A (a)	8,109	37,139
Lyft, Inc. - Class A (a)	908	12,295
Uber Technologies, Inc. (a)	5,979	399,696
		449,130

Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	340	26,299
Coty, Inc. - Class A (a)	1,125	8,246
elf Beauty, Inc. (a)	143	14,287
Estee Lauder Cos., Inc. - Class A	287	23,945
Kenvue, Inc.	1,207	25,697
		98,474

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.4%
Elanco Animal Health, Inc. (a)	330	$3,970
Eli Lilly & Co.	2,507	2,033,378
Intra-Cellular Therapies, Inc. (a)	286	36,345
Johnson & Johnson	910	138,457
Merck & Co., Inc.	4,645	459,019
Pfizer, Inc.	420	11,138
Zoetis, Inc.	1,216	207,814
		2,890,121

Property & Casualty Insurance - 0.5%
Arch Capital Group Ltd.	208	19,359
Erie Indemnity Co. - Class A	75	30,221
Hanover Insurance Group, Inc.	44	6,736
Kinsale Capital Group, Inc.	60	26,516
Markel Group, Inc. (a)	6	10,973
Progressive Corp.	1,731	426,588
RLI Corp.	146	10,709
Selective Insurance Group, Inc.	36	3,029
W R Berkley Corp.	103	6,059
		540,190

Publishing - 0.0%(b)
New York Times Co. - Class A	385	20,906
News Corp. - Class A	336	9,448
News Corp. - Class B	68	2,152
		32,506

Rail Transportation - 0.5%
CSX Corp.	4,060	133,452
Norfolk Southern Corp.	411	104,928
Union Pacific Corp.	1,211	300,074
		538,454

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	48	3,666

Real Estate Operating Companies - 0.0%(b)
Seaport Entertainment Group, Inc. (a)	5	133

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	613	88,726
CoStar Group, Inc. (a)	1,152	88,243
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Real Estate Services - 0.2% (Continued)
Zillow Group, Inc. - Class A (a)	68	$5,386
Zillow Group, Inc. - Class C (a)	379	31,161
		213,516

Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	74	4,943
First Financial Bankshares, Inc.	135	5,030
Pinnacle Financial Partners, Inc.	21	2,620
		12,593

Research & Consulting Services - 0.4%
Amentum Holdings, Inc. (a)	177	3,712
Booz Allen Hamilton Holding Corp.	335	43,215
CACI International, Inc. - Class A (a)	43	16,609
Clarivate PLC (a)	1,110	6,016
Dun & Bradstreet Holdings, Inc.	564	6,937
Equifax, Inc.	359	98,646
FTI Consulting, Inc. (a)	97	18,949
Jacobs Solutions, Inc.	177	24,803
KBR, Inc.	282	15,346
Leidos Holdings, Inc.	318	45,166
Parsons Corp. (a)	213	16,885
Science Applications International Corp.	30	3,248
TransUnion	559	55,481
UL Solutions, Inc.	92	4,960
Verisk Analytics, Inc.	391	112,389
		472,362

Restaurants - 1.0%
Aramark	202	7,860
Cava Group, Inc. (a)	168	22,688
Chipotle Mexican Grill, Inc. (a)	4,045	236,026
Darden Restaurants, Inc.	144	28,115
Domino's Pizza, Inc.	111	49,852
DoorDash, Inc. - Class A (a)	1,075	202,992
Dutch Bros, Inc. - Class A (a)	395	24,696
McDonald's Corp.	1,186	342,398
Starbucks Corp.	1,765	190,055
Texas Roadhouse, Inc.	174	31,511
Wendy's Co.	96	1,424
Wingstop, Inc.	67	19,959
Yum! Brands, Inc.	595	77,648
		1,235,224

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 1.0%
Amkor Technology, Inc.	99	$2,436
Applied Materials, Inc.	2,467	444,923
Enphase Energy, Inc. (a)	450	28,026
Entegris, Inc.	433	43,967
KLA Corp.	391	288,652
Lam Research Corp.	3,780	306,369
MKS Instruments, Inc.	162	18,351
Onto Innovation, Inc. (a)	133	27,233
Teradyne, Inc.	412	47,706
		1,207,663

Semiconductors - 11.8%
Advanced Micro Devices, Inc. (a)	4,705	545,545
Analog Devices, Inc.	1,246	264,015
Broadcom, Inc.	13,518	2,991,128
Cirrus Logic, Inc. (a)	155	15,568
First Solar, Inc. (a)	288	48,246
GLOBALFOUNDRIES, Inc. (a)	150	6,220
Lattice Semiconductor Corp. (a)	351	20,014
Marvell Technology, Inc.	2,504	282,601
Microchip Technology, Inc.	1,263	68,581
Micron Technology, Inc.	1,637	149,360
Monolithic Power Systems, Inc.	128	81,583
NVIDIA Corp.	69,497	8,344,505
NXP Semiconductors NV	713	148,696
ON Semiconductor Corp. (a)	1,094	57,260
Qorvo, Inc. (a)	280	23,234
QUALCOMM, Inc.	3,048	527,091
Rambus, Inc. (a)	297	18,301
Silicon Laboratories, Inc. (a)	56	7,593
Skyworks Solutions, Inc.	59	5,237
Synaptics, Inc. (a)	64	5,434
Texas Instruments, Inc.	1,892	349,282
Universal Display Corp.	79	11,844
		13,971,338

Soft Drinks & Non-alcoholic Beverages - 0.8%
Celsius Holdings, Inc. (a)	561	14,014
Coca-Cola Co.	6,444	409,065
Coca-Cola Consolidated, Inc.	9	12,309
Keurig Dr Pepper, Inc.	1,130	36,273
Monster Beverage Corp. (a)	2,041	99,417
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.8% (Continued)
PepsiCo, Inc.	2,212	$333,326
		904,404

Specialized Consumer Services - 0.0%(b)
H&R Block, Inc.	58	3,208
Service Corp. International	274	21,405
		24,613

Specialty Chemicals - 0.4%
Albemarle Corp.	161	13,555
Ashland, Inc.	39	2,476
Axalta Coating Systems Ltd. (a)	344	12,363
DuPont de Nemours, Inc.	357	27,418
Ecolab, Inc.	743	185,891
PPG Industries, Inc.	131	15,115
RPM International, Inc.	277	35,068
Sherwin-Williams Co.	665	238,176
		530,062

Steel - 0.0%(b)
ATI, Inc. (a)	344	19,639
Reliance, Inc.	17	4,922
Steel Dynamics, Inc.	21	2,692
		27,253

Systems Software - 9.8%
Crowdstrike Holdings, Inc. - Class A (a)	702	279,445
CyberArk Software Ltd. (a)	125	46,373
Dolby Laboratories, Inc. - Class A	72	6,029
Fortinet, Inc. (a)	1,884	190,058
Gen Digital, Inc.	722	19,429
Gitlab, Inc. - Class A (a)	278	20,227
Microsoft Corp.	21,933	9,103,511
Monday.com Ltd. (a)	92	23,502
Oracle Corp.	4,800	816,288
Palo Alto Networks, Inc. (a)	1,977	364,598
Qualys, Inc. (a)	64	8,922
SentinelOne, Inc. - Class A (a)	653	15,639
ServiceNow, Inc. (a)	613	624,267
UiPath, Inc. - Class A (a)	1,112	15,813
Zscaler, Inc. (a)	269	54,497
		11,588,598

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Technology Distributors - 0.1%
CDW Corp.	296	$58,945

Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	43,320	10,223,520
Dell Technologies, Inc. - Class C	573	59,363
NetApp, Inc.	590	72,039
Pure Storage, Inc. - Class A (a)	852	57,757
Seagate Technology Holdings PLC	44	4,240
Super Micro Computer, Inc. (a)	1,450	41,354
		10,458,273

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	118	30,684
Core & Main, Inc. - Class A (a)	673	37,984
Fastenal Co.	1,454	106,491
Ferguson Enterprises, Inc.	409	74,078
FTAI Aviation Ltd.	267	26,842
SiteOne Landscape Supply, Inc. (a)	80	11,384
United Rentals, Inc.	169	128,112
Watsco, Inc.	85	40,680
WW Grainger, Inc.	144	153,024
		609,279

Transaction & Payment Processing Services - 3.4%
Affirm Holdings, Inc. (a)	596	36,398
Block, Inc. (a)	1,626	147,673
Corpay, Inc. (a)	237	90,176
Euronet Worldwide, Inc. (a)	28	2,758
Fidelity National Information Services, Inc.	735	59,880
Fiserv, Inc. (a)	1,710	369,428
Global Payments, Inc.	107	12,075
Jack Henry & Associates, Inc.	278	48,397
Mastercard, Inc. - Class A	2,413	1,340,253
PayPal Holdings, Inc. (a)	1,723	152,623
Toast, Inc. - Class A (a)	1,169	47,836
Visa, Inc. - Class A	4,926	1,683,707
WEX, Inc. (a)	76	13,976
		4,005,180

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	199	24,804
Essential Utilities, Inc.	286	10,147
		34,951

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.2% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	575	$133,958
TOTAL COMMON STOCKS (Cost $90,174,399)		116,443,250

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	807	132,235
Equinix, Inc.	275	251,257
		383,492

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	59	1,219
Welltower, Inc.	1,194	162,957
		164,176

Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	109	1,821
Ryman Hospitality Properties, Inc.	62	6,500
		8,321

Industrial REITs - 0.3%
EastGroup Properties, Inc.	120	20,355
First Industrial Realty Trust, Inc.	308	16,444
Lineage, Inc.	78	4,680
Prologis, Inc.	2,168	258,534
Rexford Industrial Realty, Inc.	589	23,949
STAG Industrial, Inc.	279	9,536
		333,498

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	220	48,732
Camden Property Trust	285	32,407
Equity Residential	344	24,297
Essex Property Trust, Inc.	86	24,473
Mid-America Apartment Communities, Inc.	161	24,566
UDR, Inc.	354	14,776
		169,251

Office REITs - 0.0%(b)
Vornado Realty Trust	308	13,324

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.5% (CONTINUED)	Shares	Value
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	848	$86,131
Lamar Advertising Co. - Class A	64	8,091
		94,222

Retail REITs - 0.0%(b)
Agree Realty Corp.	3	218
Brixmor Property Group, Inc.	56	1,459
Federal Realty Investment Trust	49	5,323
Regency Centers Corp.	88	6,322
Simon Property Group, Inc.	64	11,127
		24,449

Self-Storage REITs - 0.1%
CubeSmart	319	13,302
Extra Space Storage, Inc.	375	57,750
National Storage Affiliates Trust	68	2,526
Public Storage	299	89,246
		162,824

Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	811	28,085
Equity LifeStyle Properties, Inc.	389	25,460
Invitation Homes, Inc.	1,366	42,551
Sun Communities, Inc.	283	35,799
		131,895

Telecom Tower REITs - 0.2%
American Tower Corp.	1,084	200,486
Crown Castle, Inc.	198	17,678
SBA Communications Corp.	299	59,070
		277,234

Timber REITs - 0.0%(b)
Rayonier, Inc.	138	3,599
Weyerhaeuser Co.	393	12,033
		15,632
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,685,282)		1,778,318

CONTINGENT VALUE RIGHTS - 0.0%(b)	Shares	Value
Health Care - 0.0%(b)
ABIOMED INC, Exercise Price $0.00 (a)(d)	4	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 4.32% (e)	18,783	$18,783

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.32% (e)	343,985	343,985
TOTAL SHORT-TERM INVESTMENTS (Cost $362,768)		362,768

TOTAL INVESTMENTS - 100.0% (Cost $92,222,449)		$118,584,336
Liabilities in Excess of Other Assets - (0.0%) (b)		(4,154)
TOTAL NET ASSETS - 100.0%		$118,580,182
Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $17,988, which represented 0.0% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Advertising - 0.2%
Interpublic Group of Cos., Inc.	1,607	$46,073
Omnicom Group, Inc.	850	73,771
		119,844

Aerospace & Defense - 2.4%
BWX Technologies, Inc.	43	4,856
Curtiss-Wright Corp.	19	6,592
General Dynamics Corp.	503	129,261
General Electric Co.	311	63,310
Hexcel Corp.	128	8,345
Huntington Ingalls Industries, Inc.	145	28,603
L3Harris Technologies, Inc.	495	104,945
Lockheed Martin Corp.	897	415,266
Northrop Grumman Corp.	410	199,781
RTX Corp.	4,800	618,960
Textron, Inc.	506	38,714
Woodward, Inc.	88	16,302
		1,634,935

Agricultural & Farm Machinery - 0.6%
AGCO Corp.	244	25,481
CNH Industrial NV	3,815	49,137
Deere & Co.	731	348,365
Toro Co.	61	5,080
		428,063

Agricultural Products & Services - 0.3%
Archer-Daniels-Midland Co.	2,126	108,915
Bunge Global SA	563	42,861
Darling Ingredients, Inc. (a)	711	26,634
Ingredion, Inc.	313	42,706
		221,116

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	289	28,753
Expeditors International of Washington, Inc.	158	17,946
FedEx Corp.	970	256,924
GXO Logistics, Inc. (a)	343	15,589
United Parcel Service, Inc. - Class B	3,424	391,123
		710,335

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Aluminum - 0.0%(b)
Alcoa Corp.	137	$4,839

Apparel Retail - 0.0%(b)
Gap, Inc.	975	23,468

Apparel, Accessories & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	477	11,820
Columbia Sportswear Co.	65	5,739
Levi Strauss & Co. - Class A	286	5,443
PVH Corp.	301	26,970
Ralph Lauren Corp.	60	14,982
Tapestry, Inc.	944	68,855
VF Corp.	2,134	55,420
		189,229

Application Software - 0.1%
Altair Engineering, Inc. - Class A (a)	24	2,648
Aspen Technology, Inc. (a)	13	3,426
DoubleVerify Holdings, Inc. (a)	71	1,463
MicroStrategy, Inc. - Class A (a)	55	18,414
Procore Technologies, Inc. (a)	139	11,059
Roper Technologies, Inc.	6	3,454
		40,464

Asset Management & Custody Banks - 2.0%
Affiliated Managers Group, Inc.	118	22,177
Ameriprise Financial, Inc.	214	116,279
Bank of New York Mellon Corp.	3,416	293,537
Blackrock, Inc.	317	340,934
Blackstone, Inc.	252	44,632
Carlyle Group, Inc.	1,159	65,089
Franklin Resources, Inc.	1,356	30,157
Invesco Ltd.	1,848	35,537
KKR & Co., Inc.	271	45,276
Northern Trust Corp.	912	102,408
SEI Investments Co.	256	22,165
State Street Corp.	1,306	132,716
T Rowe Price Group, Inc.	1,020	119,258
TPG, Inc.	302	20,310
		1,390,475

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Automobile Manufacturers - 0.8%
Ford Motor Co.	17,640	$177,811
General Motors Co.	5,038	249,179
Stellantis NV (c)	9,050	118,827
Thor Industries, Inc.	224	23,036
		568,853

Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	1,053	65,728
BorgWarner, Inc.	943	30,082
Gentex Corp.	462	11,975
Lear Corp.	236	22,205
		129,990

Automotive Retail - 0.2%
Advance Auto Parts, Inc.	232	11,252
AutoNation, Inc. (a)	122	23,003
CarMax, Inc. (a)	552	47,273
Lithia Motors, Inc.	103	38,739
Penske Automotive Group, Inc.	65	10,766
		131,033

Biotechnology - 2.3%
AbbVie, Inc.	3,759	691,280
Amgen, Inc.	922	263,157
Arrowhead Pharmaceuticals, Inc. (a)	158	3,141
Biogen, Inc. (a)	594	85,495
CRISPR Therapeutics AG (a)	63	2,620
Gilead Sciences, Inc.	5,657	549,860
Ionis Pharmaceuticals, Inc. (a)	40	1,276
Roivant Sciences Ltd. (a)	997	11,097
		1,607,926

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	2	502
Molson Coors Beverage Co. - Class B	719	39,365
		39,867

Broadcasting - 0.2%
Fox Corp. - Class A	1,140	58,345
Fox Corp. - Class B	496	24,106
Nexstar Media Group, Inc.	105	16,088
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Broadcasting - 0.2% (Continued)
Paramount Global - Class A	13	$297
Paramount Global - Class B (c)	2,055	22,358
		121,194

Broadline Retail - 0.1%
Dillard's, Inc. - Class A	20	9,362
eBay, Inc.	1,022	68,965
Etsy, Inc. (a)	19	1,043
Macy's, Inc.	1,165	18,151
		97,521

Building Products - 0.7%
A O Smith Corp.	38	2,557
Allegion PLC	117	15,530
Armstrong World Industries, Inc.	36	5,436
Builders FirstSource, Inc. (a)	244	40,816
Carlisle Cos., Inc.	14	5,453
Carrier Global Corp.	1,157	75,645
Fortune Brands Innovations, Inc.	597	42,787
Johnson Controls International PLC	1,677	130,806
Masco Corp.	639	50,660
Owens Corning	284	52,412
UFP Industries, Inc.	243	28,103
		450,205

Cable & Satellite - 1.1%
Charter Communications, Inc. - Class A (a)	442	152,706
Comcast Corp. - Class A	17,420	586,357
Liberty Broadband Corp. - Class A (a)	25	1,901
Liberty Broadband Corp. - Class C (a)	180	13,799
Sirius XM Holdings, Inc.	1,004	24,106
		778,869

Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	117	20,033
Knight-Swift Transportation Holdings, Inc.	173	9,877
Landstar System, Inc.	17	2,799
U-Haul Holding Co.	302	19,551
U-Haul Holding Co. (a)	7	510
XPO, Inc. (a)	168	22,457
		75,227

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.2%
Boyd Gaming Corp.	249	$19,086
Caesars Entertainment, Inc. (a)	931	33,563
International Game Technology PLC	456	7,761
Las Vegas Sands Corp.	962	44,088
MGM Resorts International (a)	76	2,621
Wynn Resorts Ltd.	332	28,834
		135,953

Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	458	26,678
MGIC Investment Corp.	1,167	29,805
Radian Group, Inc.	675	22,964
Rocket Cos., Inc. - Class A (a)	305	3,843
UWM Holdings Corp.	77	464
		83,754

Commodity Chemicals - 0.3%
Dow, Inc.	3,184	124,335
LyondellBasell Industries NV - Class A	1,126	85,238
Olin Corp.	518	15,173
Westlake Corp.	96	10,970
		235,716

Communications Equipment - 1.3%
Ciena Corp. (a)	238	20,739
Cisco Systems, Inc.	13,344	808,646
F5, Inc. (a)	78	23,186
Juniper Networks, Inc.	953	33,222
Lumentum Holdings, Inc. (a)	64	5,444
		891,237

Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	956	82,082
GameStop Corp. - Class A (a)	289	7,774
		89,856

Construction & Engineering - 0.2%
AECOM	175	18,452
API Group Corp. (a)	533	20,334
Everus Construction Group, Inc. (a)	166	11,423
Fluor Corp. (a)	266	12,824
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Construction & Engineering - 0.2% (Continued)
MasTec, Inc. (a)	236	$34,241
Valmont Industries, Inc.	20	6,635
		103,909

Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	335	39,376
Caterpillar, Inc.	682	253,322
Cummins, Inc.	463	164,944
Oshkosh Corp.	267	31,079
PACCAR, Inc.	2,325	257,796
Westinghouse Air Brake Technologies Corp.	86	17,881
		764,398

Construction Materials - 0.3%
CRH PLC	1,748	173,104
Eagle Materials, Inc.	12	3,081
		176,185

Consumer Electronics - 0.0%(b)
Garmin Ltd.	147	31,730

Consumer Finance - 1.2%
Ally Financial, Inc.	1,171	45,634
American Express Co.	508	161,265
Capital One Financial Corp.	1,642	334,492
Credit Acceptance Corp. (a)	13	6,601
Discover Financial Services	508	102,154
OneMain Holdings, Inc.	477	26,492
SLM Corp.	927	25,872
Synchrony Financial	1,803	124,371
		826,881

Consumer Staples Merchandise Retail - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	273	27,041
Dollar General Corp.	981	69,710
Dollar Tree, Inc. (a)	673	49,365
Target Corp.	2,086	287,680
Walmart, Inc.	8,196	804,519
		1,238,315

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Data Processing & Outsourced Services - 0.2%
Broadridge Financial Solutions, Inc.	21	$5,003
Concentrix Corp.	233	12,181
Genpact Ltd.	785	38,222
Maximus, Inc.	138	10,390
SS&C Technologies Holdings, Inc.	534	43,227
		109,023

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	1	33
Brown-Forman Corp. - Class B	588	19,410
Constellation Brands, Inc. - Class A	297	53,698
		73,141

Distributors - 0.2%
Genuine Parts Co.	527	61,264
LKQ Corp.	1,136	42,475
Pool Corp.	11	3,787
		107,526

Diversified Banks - 10.2%
Bank of America Corp.	31,553	1,460,904
Citigroup, Inc.	8,382	682,546
Comerica, Inc.	626	42,142
Fifth Third Bancorp	2,934	130,006
First Citizens BancShares, Inc. - Class A	24	52,913
JPMorgan Chase & Co.	10,020	2,678,346
KeyCorp	4,782	85,980
PNC Financial Services Group, Inc.	1,798	361,308
US Bancorp	7,126	340,480
Wells Fargo & Co.	15,580	1,227,704
		7,062,329

Diversified Chemicals - 0.0%(b)
Huntsman Corp.	547	9,206

Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	978	33,017
Equitable Holdings, Inc.	1,423	77,440
Voya Financial, Inc.	448	31,803
		142,260

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Drug Retail - 0.0%(b)
Walgreens Boots Alliance, Inc.	2,994	$30,778

Electric Utilities - 4.1%
Alliant Energy Corp.	1,180	69,478
American Electric Power Co., Inc.	2,388	234,884
Constellation Energy Corp.	8	2,400
Duke Energy Corp.	3,474	389,053
Edison International	1,712	92,448
Entergy Corp.	1,988	161,187
Evergy, Inc.	1,204	77,261
Eversource Energy	1,511	87,155
Exelon Corp.	4,600	184,000
FirstEnergy Corp.	2,419	96,276
IDACORP, Inc.	233	25,616
NextEra Energy, Inc.	4,945	353,864
NRG Energy, Inc.	935	95,781
OGE Energy Corp.	778	32,855
PG&E Corp.	9,996	156,437
Pinnacle West Capital Corp.	476	41,393
Portland General Electric Co.	521	21,434
PPL Corp.	3,158	106,109
Southern Co.	4,560	382,812
TXNM Energy, Inc.	340	16,439
Xcel Energy, Inc.	2,473	166,186
		2,793,068

Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	37	12,298
AMETEK, Inc.	18	3,322
Emerson Electric Co.	1,161	150,872
Generac Holdings, Inc. (a)	50	7,466
Hubbell, Inc.	10	4,230
NEXTracker, Inc. - Class A (a)	75	3,782
Regal Rexnord Corp.	241	38,254
Rockwell Automation, Inc.	87	24,223
Sensata Technologies Holding PLC	637	17,301
Sunrun, Inc. (a)	774	7,005
		268,753

Electronic Components - 0.2%
Coherent Corp. (a)	307	27,781
Corning, Inc.	2,691	140,147
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Electronic Components - 0.2% (Continued)
Littelfuse, Inc.	1	$238
		168,166

Electronic Equipment & Instruments - 0.1%
Crane NXT Co.	156	9,979
Keysight Technologies, Inc. (a)	92	16,408
Teledyne Technologies, Inc. (a)	40	20,453
Trimble, Inc. (a)	300	22,488
Vontier Corp.	276	10,640
Zebra Technologies Corp. - Class A (a)	1	392
		80,360

Electronic Manufacturing Services - 0.4%
Flex Ltd. (a)	1,827	76,095
IPG Photonics Corp. (a)	13	953
Jabil, Inc.	451	73,247
TE Connectivity PLC	789	116,748
		267,043

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings, Inc.	781	72,016
Corteva, Inc.	1,586	103,518
FMC Corp.	496	27,667
Mosaic Co.	1,384	38,600
Scotts Miracle-Gro Co.	230	16,321
		258,122

Financial Exchanges & Data - 0.7%
CME Group, Inc.	1,436	339,643
Intercontinental Exchange, Inc.	571	91,263
MarketAxess Holdings, Inc.	39	8,604
Nasdaq, Inc.	621	51,133
		490,643

Food Distributors - 0.3%
Performance Food Group Co. (a)	666	60,146
Sysco Corp.	1,713	124,912
US Foods Holding Corp. (a)	564	40,005
		225,063

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	1,344	$26,947
Kroger Co.	3,020	186,153
Sprouts Farmers Market, Inc. (a)	23	3,642
		216,742

Footwear - 0.3%
NIKE, Inc. - Class B	2,135	164,181
Skechers USA, Inc. - Class A (a)	197	14,842
		179,023

Gas Utilities - 0.2%
Atmos Energy Corp.	713	101,610
MDU Resources Group, Inc.	752	13,401
National Fuel Gas Co.	345	24,160
UGI Corp.	903	27,749
		166,920

Gold - 0.2%
Newmont Corp.	3,415	145,889

Health Care Distributors - 1.0%
Cardinal Health, Inc.	1,052	130,090
Cencora, Inc.	836	212,520
Henry Schein, Inc. (a)	482	38,560
McKesson Corp.	527	313,433
		694,603

Health Care Equipment - 1.8%
Abbott Laboratories	1,897	242,683
Baxter International, Inc.	2,593	84,428
Becton Dickinson & Co.	813	201,299
GE HealthCare Technologies, Inc.	365	32,230
Hologic, Inc. (a)	402	29,000
Medtronic PLC	5,833	529,753
Teleflex, Inc.	106	19,105
Zimmer Biomet Holdings, Inc.	792	86,708
		1,225,206

Health Care Facilities - 0.4%
Acadia Healthcare Co., Inc. (a)	79	3,564
Encompass Health Corp.	292	28,987
HCA Healthcare, Inc.	464	153,078
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Health Care Facilities - 0.4% (Continued)
Tenet Healthcare Corp. (a)	462	$65,091
Universal Health Services, Inc. - Class B	192	36,203
		286,923

Health Care Services - 1.3%
Chemed Corp.	6	3,372
Cigna Group	1,260	370,705
CVS Health Corp.	5,687	321,202
DaVita, Inc. (a)	105	18,501
Labcorp Holdings, Inc.	384	95,923
Quest Diagnostics, Inc.	495	80,734
		890,437

Health Care Supplies - 0.1%
Cooper Cos., Inc. (a)	242	23,365
Dentsply Sirona, Inc.	910	17,982
Solventum Corp. (a)	289	21,403
		62,750

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	239	14,125

Heavy Electrical Equipment - 0.0%(b)
GE Vernova, Inc.	35	13,051

Home Furnishings - 0.0%(b)
Mohawk Industries, Inc. (a)	229	28,007
Tempur Sealy International, Inc.	59	3,725
		31,732

Home Improvement Retail - 1.7%
Home Depot, Inc.	1,651	680,179
Lowe's Cos., Inc.	1,835	477,173
		1,157,352

Homebuilding - 0.7%
DR Horton, Inc.	1,037	147,150
Lennar Corp. - Class A	1,044	137,015
Lennar Corp. - Class B	18	2,264
NVR, Inc. (a)	2	16,032
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Homebuilding - 0.7% (Continued)
PulteGroup, Inc.	784	$89,204
Toll Brothers, Inc.	458	62,201
		453,866

Homefurnishing Retail - 0.1%
RH (a)	52	21,794
Wayfair, Inc. - Class A (a)	377	18,235
Williams-Sonoma, Inc.	91	19,235
		59,264

Hotels, Resorts & Cruise Lines - 0.3%
Carnival Corp. (a)	4,292	118,760
Norwegian Cruise Line Holdings Ltd. (a)	1,045	29,626
Travel + Leisure Co.	259	14,079
Wyndham Hotels & Resorts, Inc.	229	24,049
		186,514

Household Appliances - 0.0%(b)
Whirlpool Corp.	229	24,047

Household Products - 1.3%
Church & Dwight Co., Inc.	122	12,873
Clorox Co.	379	60,140
Colgate-Palmolive Co.	631	54,708
Kimberly-Clark Corp.	1,240	161,163
Procter & Gamble Co.	3,434	570,010
Reynolds Consumer Products, Inc.	350	9,663
		868,557

Housewares & Specialties - 0.0%(b)
Newell Brands, Inc.	1,643	16,364

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	108	32,725
ManpowerGroup, Inc.	114	6,865
Paychex, Inc.	354	52,275
Robert Half, Inc.	372	24,102
TriNet Group, Inc.	27	2,522
		118,489

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	3,006	$33,066
Vistra Corp.	108	18,147
		51,213

Industrial Conglomerates - 0.9%
3M Co.	2,493	379,435
Honeywell International, Inc.	1,175	262,871
		642,306

Industrial Gases - 0.2%
Air Products and Chemicals, Inc.	464	155,561

Industrial Machinery & Supplies & Components - 0.8%
Donaldson Co., Inc.	189	13,455
Dover Corp.	141	28,719
Flowserve Corp.	250	15,655
Fortive Corp.	464	37,737
Gates Industrial Corp. PLC (a)	698	14,442
Graco, Inc.	56	4,713
IDEX Corp.	56	12,561
Illinois Tool Works, Inc.	310	80,340
ITT, Inc.	51	7,702
Lincoln Electric Holdings, Inc.	22	4,373
Middleby Corp. (a)	147	25,157
Mueller Industries, Inc.	240	18,900
Nordson Corp.	32	7,047
Otis Worldwide Corp.	566	54,008
Parker-Hannifin Corp.	9	6,363
Pentair PLC	207	21,462
Snap-on, Inc.	261	92,694
Stanley Black & Decker, Inc.	711	62,618
Timken Co.	252	20,228
Watts Water Technologies, Inc. - Class A	9	1,861
Xylem, Inc.	93	11,536
		541,571

Insurance Brokers - 0.2%
Aon PLC - Class A	221	81,951
Marsh & McLennan Cos., Inc.	105	22,772
Willis Towers Watson PLC	148	48,776
		153,499

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 4.2%
Chevron Corp.	7,798	$1,163,383
Exxon Mobil Corp.	15,935	1,702,336
Occidental Petroleum Corp.	1,289	60,132
		2,925,851

Integrated Telecommunication Services - 2.2%
AT&T, Inc.	32,594	773,456
Frontier Communications Parent, Inc. (a)	964	34,473
Verizon Communications, Inc.	17,581	692,515
		1,500,444

Interactive Home Entertainment - 0.0%(b)
Electronic Arts, Inc.	194	23,845

Interactive Media & Services - 0.1%
IAC, Inc. (a)	363	15,366
Match Group, Inc.	1,188	42,411
ZoomInfo Technologies, Inc. (a)	744	7,656
		65,433

Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	311	31,069
VeriSign, Inc. (a)	33	7,095
		38,164

Investment Banking & Brokerage - 2.7%
Charles Schwab Corp.	576	47,647
Evercore, Inc. - Class A	80	23,302
Goldman Sachs Group, Inc.	1,206	772,322
Houlihan Lokey, Inc.	20	3,634
Interactive Brokers Group, Inc. - Class A	474	103,066
Jefferies Financial Group, Inc.	594	45,673
Lazard, Inc.	459	24,956
Morgan Stanley	5,211	721,359
Raymond James Financial, Inc.	302	50,881
Stifel Financial Corp.	376	43,559
		1,836,399

IT Consulting & Other Services - 2.1%
Accenture PLC - Class A	458	176,307
Amdocs Ltd.	403	35,541
Cognizant Technology Solutions Corp. - Class A	1,821	150,433
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 2.1% (Continued)
DXC Technology Co. (a)	675	$14,661
EPAM Systems, Inc. (a)	6	1,524
International Business Machines Corp.	4,162	1,064,223
		1,442,689

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	67	11,398

Leisure Products - 0.1%
Brunswick Corp.	291	19,625
Hasbro, Inc.	548	31,696
Mattel, Inc. (a)	1,297	24,176
Polaris, Inc.	237	11,305
YETI Holdings, Inc. (a)	25	932
		87,734

Life & Health Insurance - 1.4%
Aflac, Inc.	2,575	276,504
Globe Life, Inc.	372	45,417
Lincoln National Corp.	689	24,225
MetLife, Inc.	2,741	237,124
Primerica, Inc.	81	23,504
Principal Financial Group, Inc.	1,077	88,799
Prudential Financial, Inc.	1,620	195,631
Unum Group	700	53,375
		944,579

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	38	5,758
Avantor, Inc. (a)	493	10,984
Bio-Rad Laboratories, Inc. - Class A (a)	61	22,014
Charles River Laboratories International, Inc. (a)	33	5,437
Danaher Corp.	41	9,132
Illumina, Inc. (a)	104	13,805
Revvity, Inc.	318	40,109
		107,239

Managed Health Care - 1.5%
Centene Corp. (a)	2,324	148,806
Elevance Health, Inc.	503	199,037
Humana, Inc.	525	153,946
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Managed Health Care - 1.5% (Continued)
Molina Healthcare, Inc. (a)	107	$33,214
UnitedHealth Group, Inc.	984	533,810
		1,068,813

Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	16,658
Ball Corp.	682	37,988
Berry Global Group, Inc.	471	31,990
Crown Holdings, Inc.	528	46,390
		133,026

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	495	13,395

Movies & Entertainment - 0.5%
Liberty Media Corp.-Liberty Live - Class A (a)	1	72
Liberty Media Corp.-Liberty Live - Class C (a)	161	11,848
TKO Group Holdings, Inc. (a)	35	5,432
Walt Disney Co.	2,072	234,260
Warner Bros Discovery, Inc. (a)	9,660	100,851
Warner Music Group Corp. - Class A	6	191
		352,654

Multi-line Insurance - 0.3%
American International Group, Inc.	2,975	219,138

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	1,752	821,110

Multi-Utilities - 2.1%
Ameren Corp.	1,247	117,467
Black Hills Corp.	247	14,506
CenterPoint Energy, Inc.	3,136	102,140
CMS Energy Corp.	1,360	89,760
Consolidated Edison, Inc.	1,741	163,201
Dominion Energy, Inc.	3,808	211,687
DTE Energy Co.	813	97,462
NiSource, Inc.	2,267	84,559
Public Service Enterprise Group, Inc.	2,018	168,584
Sempra	2,847	236,102
WEC Energy Group, Inc.	1,420	140,949
		1,426,417

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	34	$5,601

Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	120	3,846
Transocean Ltd. (a)	3,014	11,815
		15,661

Oil & Gas Equipment & Services - 0.8%
Baker Hughes Co.	4,631	213,860
ChampionX Corp.	260	7,446
Halliburton Co.	3,649	94,947
NOV, Inc.	1,461	21,111
Schlumberger NV	4,645	187,101
		524,465

Oil & Gas Exploration & Production - 2.1%
Antero Resources Corp. (a)	945	35,267
APA Corp.	1,588	34,825
Chord Energy Corp.	269	30,249
ConocoPhillips	3,419	337,900
Coterra Energy, Inc.	2,812	77,949
Devon Energy Corp.	2,729	93,059
Diamondback Energy, Inc.	908	149,239
EOG Resources, Inc.	2,583	324,916
EQT Corp.	1,346	68,807
Expand Energy Corp.	999	101,498
Matador Resources Co.	459	26,622
Murphy Oil Corp.	678	18,055
Ovintiv, Inc.	1,147	48,426
Permian Resources Corp.	2,787	40,830
Range Resources Corp.	944	34,966
		1,422,608

Oil & Gas Refining & Marketing - 1.0%
HF Sinclair Corp.	685	24,715
Marathon Petroleum Corp.	1,526	222,353
PBF Energy, Inc. - Class A	465	13,606
Phillips 66	1,887	222,421
Valero Energy Corp.	1,413	187,929
		671,024

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 1.2%
Cheniere Energy, Inc.	296	$66,201
DT Midstream, Inc.	454	45,890
Hess Midstream LP - Class A	319	12,923
Kinder Morgan, Inc.	8,988	246,990
New Fortress Energy, Inc. (c)	354	5,310
ONEOK, Inc.	2,345	227,864
Williams Cos., Inc.	4,168	231,032
		836,210

Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	926	34,827
Dick's Sporting Goods, Inc.	103	24,725
Five Below, Inc. (a)	5	469
Tractor Supply Co.	50	2,718
Ulta Beauty, Inc. (a)	5	2,061
		64,800

Packaged Foods & Meats - 1.4%
Conagra Brands, Inc.	2,035	52,686
Flowers Foods, Inc.	715	13,978
General Mills, Inc.	2,520	151,553
Hershey Co.	273	40,745
Hormel Foods Corp.	1,183	35,466
J M Smucker Co.	455	48,635
Kellanova	1,170	95,624
Kraft Heinz Co.	4,112	122,702
Lamb Weston Holdings, Inc.	151	9,051
Lancaster Colony Corp.	14	2,363
McCormick & Co., Inc.	677	52,285
Mondelez International, Inc. - Class A	3,175	184,118
Pilgrim's Pride Corp. (a)	72	3,351
Post Holdings, Inc. (a)	150	15,924
The Campbell's Co.	803	31,132
Tyson Foods, Inc. - Class A	1,287	72,703
		932,316

Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	6,307	61,304
Avery Dennison Corp.	67	12,444
Graphic Packaging Holding Co.	1,177	32,285
International Paper Co.	1,610	89,565
Packaging Corp. of America	295	62,735
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.5% (Continued)
Sealed Air Corp.	575	$20,027
Smurfit WestRock PLC	1,036	55,001
Sonoco Products Co.	505	24,058
		357,419

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	88	6,446
American Airlines Group, Inc. (a)	690	11,675
Delta Air Lines, Inc.	685	46,080
Southwest Airlines Co.	530	16,276
United Airlines Holdings, Inc. (a)	386	40,854
		121,331

Passenger Ground Transportation - 0.0%(b)
Avis Budget Group, Inc. (a)	31	2,781

Personal Care Products - 0.3%
Estee Lauder Cos., Inc. - Class A	521	43,467
Kenvue, Inc.	6,790	144,559
		188,026

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	9,217	543,342
Elanco Animal Health, Inc. (a)	1,672	20,114
Jazz Pharmaceuticals PLC (a)	229	28,481
Johnson & Johnson	9,479	1,442,230
Merck & Co., Inc.	4,266	421,566
Organon & Co.	1,184	18,423
Perrigo Co. PLC	524	13,053
Pfizer, Inc.	25,001	663,026
Royalty Pharma PLC - Class A	1,610	50,844
Viatris, Inc.	5,190	58,543
		3,259,622

Property & Casualty Insurance - 2.6%
Allstate Corp.	1,170	225,026
American Financial Group, Inc.	364	49,708
Arch Capital Group Ltd.	1,184	110,195
Assurant, Inc.	230	49,494
Axis Capital Holdings Ltd.	457	41,596
Chubb Ltd.	1,711	465,187
Cincinnati Financial Corp.	678	92,920
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 2.6% (Continued)
Fidelity National Financial, Inc.	1,124	$65,383
First American Financial Corp.	460	29,081
Hanover Insurance Group, Inc.	85	13,013
Hartford Financial Services Group, Inc.	1,347	150,258
Loews Corp.	866	74,000
Markel Group, Inc. (a)	51	93,268
Old Republic International Corp.	1,142	41,774
RLI Corp.	36	2,640
Selective Insurance Group, Inc.	244	20,528
Travelers Cos., Inc.	1,008	247,141
W R Berkley Corp.	947	55,712
		1,826,924

Publishing - 0.1%
News Corp. - Class A	1,001	28,148
News Corp. - Class B	324	10,255
		38,403

Rail Transportation - 0.6%
CSX Corp.	2,533	83,260
Norfolk Southern Corp.	498	127,139
Union Pacific Corp.	782	193,772
		404,171

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	23	1,756

Real Estate Operating Companies - 0.0%(b)
Seaport Entertainment Group, Inc. (a)	2	53

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	363	52,541
Jones Lang LaSalle, Inc. (a)	251	70,983
Zillow Group, Inc. - Class A (a)	41	3,247
Zillow Group, Inc. - Class C (a)	164	13,484
		140,255

Regional Banks - 1.9%
Bank OZK	460	23,363
BOK Financial Corp.	40	4,417
Citizens Financial Group, Inc.	1,866	88,766
Commerce Bancshares, Inc.	301	20,107
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Regional Banks - 1.9% (Continued)
Cullen/Frost Bankers, Inc.	237	$33,038
East West Bancorp, Inc.	602	61,988
First Financial Bankshares, Inc.	254	9,464
First Horizon Corp.	2,489	54,484
Flagstar Financial, Inc.	1,186	14,030
Huntington Bancshares, Inc.	6,797	116,908
M&T Bank Corp.	734	147,710
Pinnacle Financial Partners, Inc.	265	33,064
Popular, Inc.	336	34,588
Prosperity Bancshares, Inc.	389	31,120
Regions Financial Corp.	4,071	100,309
SouthState Corp.	363	38,329
Synovus Financial Corp.	836	47,167
TFS Financial Corp.	226	3,101
Truist Financial Corp.	6,268	298,482
United Bankshares, Inc.	499	19,212
Webster Financial Corp.	702	42,289
Western Alliance Bancorp	451	39,629
Wintrust Financial Corp.	325	42,513
Zions Bancorp NA	616	35,642
		1,339,720

Reinsurance - 0.3%
Everest Group Ltd.	186	64,637
Reinsurance Group of America, Inc.	271	61,750
RenaissanceRe Holdings Ltd.	236	54,889
		181,276

Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,324
Clearway Energy, Inc. - Class C	276	7,157
		8,481

Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	334	7,004
CACI International, Inc. - Class A (a)	32	12,360
Clarivate PLC (a)	1,491	8,081
Jacobs Solutions, Inc.	339	47,504
KBR, Inc.	84	4,571
Leidos Holdings, Inc.	257	36,502
Science Applications International Corp.	141	15,268
		131,290

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Restaurants - 1.2%
Aramark	934	$36,342
Darden Restaurants, Inc.	335	65,405
McDonald's Corp.	1,397	403,314
Starbucks Corp.	2,261	243,464
Wendy's Co.	483	7,163
Yum! Brands, Inc.	319	41,630
		797,318

Semiconductor Materials & Equipment - 0.0%(b)
Amkor Technology, Inc.	248	6,103
MKS Instruments, Inc.	27	3,059
		9,162

Semiconductors - 1.5%
Analog Devices, Inc.	256	54,244
Cirrus Logic, Inc. (a)	9	904
Intel Corp.	19,355	376,068
Microchip Technology, Inc.	347	18,842
Micron Technology, Inc.	2,489	227,096
ON Semiconductor Corp. (a)	237	12,405
Qorvo, Inc. (a)	25	2,074
QUALCOMM, Inc.	325	56,202
Skyworks Solutions, Inc.	564	50,061
Synaptics, Inc. (a)	18	1,528
Texas Instruments, Inc.	1,200	221,532
		1,020,956

Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	6,089	386,530
Coca-Cola Consolidated, Inc.	1	1,368
Keurig Dr Pepper, Inc.	3,028	97,199
PepsiCo, Inc.	2,779	418,767
		903,864

Specialized Consumer Services - 0.1%
ADT, Inc.	1,386	10,644
H&R Block, Inc.	710	39,270
Service Corp. International	306	23,905
		73,819

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.7%
Albemarle Corp.	316	$26,604
Ashland, Inc.	168	10,666
Axalta Coating Systems Ltd. (a)	573	20,594
Celanese Corp.	487	34,596
DuPont de Nemours, Inc.	1,237	95,002
Eastman Chemical Co.	545	54,309
International Flavors & Fragrances, Inc.	1,130	98,412
PPG Industries, Inc.	789	91,035
RPM International, Inc.	258	32,663
		463,881

Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	1,883	19,282
Commercial Metals Co.	472	22,887
Nucor Corp.	1,090	139,989
Reliance, Inc.	166	48,057
Steel Dynamics, Inc.	582	74,612
United States Steel Corp.	750	27,638
		332,465

Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	42	3,517
Gen Digital, Inc.	1,261	33,933
		37,450

Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	231	26,923
CDW Corp.	114	22,702
TD SYNNEX Corp.	274	39,048
		88,673

Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc. - Class C	784	81,222
Hewlett Packard Enterprise Co.	5,622	119,130
HP, Inc.	4,414	143,455
NetApp, Inc.	134	16,361
Seagate Technology Holdings PLC	918	88,459
Western Digital Corp. (a)	1,638	106,683
		555,310

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.7% (CONTINUED)	Shares	Value
Tobacco - 1.9%
Altria Group, Inc.	7,734	$403,947
Philip Morris International, Inc.	7,036	916,087
		1,320,034

Trading Companies & Distributors - 0.4%
AerCap Holdings NV	899	85,944
Air Lease Corp.	458	21,160
Applied Industrial Technologies, Inc.	21	5,461
Core & Main, Inc. - Class A (a)	125	7,055
Fastenal Co.	402	29,442
Ferguson Enterprises, Inc.	237	42,925
MSC Industrial Direct Co., Inc. - Class A	156	12,544
SiteOne Landscape Supply, Inc. (a)	5	712
United Rentals, Inc.	61	46,242
WESCO International, Inc.	225	41,625
		293,110

Transaction & Payment Processing Services - 0.6%
Corpay, Inc. (a)	9	3,424
Euronet Worldwide, Inc. (a)	134	13,199
Fidelity National Information Services, Inc.	1,283	104,526
Global Payments, Inc.	943	106,418
Jack Henry & Associates, Inc.	12	2,089
PayPal Holdings, Inc. (a)	1,918	169,896
Western Union Co.	1,593	16,440
		415,992

Water Utilities - 0.1%
American Water Works Co., Inc.	540	67,306
Essential Utilities, Inc.	900	31,932
		99,238

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	1,284	299,133
TOTAL COMMON STOCKS (Cost $59,389,014)		65,985,798

REAL ESTATE INVESTMENT TRUSTS - 3.9%
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	290	47,519

Diversified REITs - 0.1%
WP Carey, Inc.	906	50,655

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.9% (CONTINUED)	Shares	Value
Health Care REITs - 0.7%
Alexandria Real Estate Equities, Inc.	771	$75,057
Healthcare Realty Trust, Inc.	1,607	26,917
Healthpeak Properties, Inc.	2,982	61,608
Omega Healthcare Investors, Inc.	1,185	43,916
Ventas, Inc.	1,890	114,194
Welltower, Inc.	934	127,472
		449,164

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	2,791	46,637
Ryman Hospitality Properties, Inc.	52	5,452
		52,089

Industrial REITs - 0.2%
Americold Realty Trust, Inc.	1,176	25,696
EastGroup Properties, Inc.	5	848
First Industrial Realty Trust, Inc.	24	1,281
Lineage, Inc.	113	6,780
Prologis, Inc.	812	96,831
Rexford Industrial Realty, Inc.	294	11,954
STAG Industrial, Inc.	570	19,483
		162,873

Mortgage REITs - 0.2%
AGNC Investment Corp.	3,208	31,984
Annaly Capital Management, Inc.	2,072	42,289
Blackstone Mortgage Trust, Inc. - Class A	690	12,420
Rithm Capital Corp.	2,085	23,998
Starwood Property Trust, Inc.	1,188	22,988
		133,679

Multi-Family Residential REITs - 0.4%
AvalonBay Communities, Inc.	265	58,700
Camden Property Trust	126	14,327
Equity Residential	1,050	74,162
Essex Property Trust, Inc.	209	59,475
Mid-America Apartment Communities, Inc.	248	37,840
UDR, Inc.	751	31,347
		275,851

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.9% (CONTINUED)	Shares	Value
Office REITs - 0.1%
BXP, Inc.	692	$50,613
Cousins Properties, Inc.	529	16,150
Kilroy Realty Corp.	476	18,574
Vornado Realty Trust	250	10,815
		96,152

Other Specialized REITs - 0.4%
Gaming and Leisure Properties, Inc.	1,285	62,181
Iron Mountain, Inc.	47	4,774
Lamar Advertising Co. - Class A	186	23,514
Millrose Properties, Inc. (a)	481	5,339
VICI Properties, Inc.	4,899	145,843
		241,651

Retail REITs - 1.0%
Agree Realty Corp.	503	36,503
Brixmor Property Group, Inc.	1,179	30,725
Federal Realty Investment Trust	243	26,397
Kimco Realty Corp.	2,771	62,209
NNN REIT, Inc.	707	27,849
Realty Income Corp.	3,922	214,298
Regency Centers Corp.	629	45,187
Simon Property Group, Inc.	1,305	226,887
		670,055

Self-Storage REITs - 0.2%
CubeSmart	450	18,765
Extra Space Storage, Inc.	380	58,520
National Storage Affiliates Trust	72	2,675
Public Storage	242	72,232
		152,192

Single-Family Residential REITs - 0.0%(b)
American Homes 4 Rent - Class A	89	3,082
Equity LifeStyle Properties, Inc.	101	6,610
Invitation Homes, Inc.	458	14,267
Sun Communities, Inc.	73	9,235
		33,194

Telecom Tower REITs - 0.3%
American Tower Corp.	401	74,165
Crown Castle, Inc.	1,596	142,491
		216,656

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 3.9% (CONTINUED)	Shares	Value
Timber REITs - 0.1%
Rayonier, Inc.	273	$7,137
Weyerhaeuser Co.	2,755	84,358
		91,495
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,591,975)		2,673,225

SHORT-TERM INVESTMENTS - 0.5%
Investments Purchased with Proceeds from Securities Lending - 0.2%
First American Government Obligations Fund - Class X, 4.32% (d)	147,310	147,310

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.32% (d)	209,499	209,499
TOTAL SHORT-TERM INVESTMENTS (Cost $356,809)		356,809

TOTAL INVESTMENTS - 100.1% (Cost $62,337,798)		$69,015,832
Liabilities in Excess of Other Assets - (0.1%)		(81,532)
TOTAL NET ASSETS - 100.0%		$68,934,300

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
LP Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $138,796, which represented 0.2% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	322	$36,363
Curtiss-Wright Corp.	125	43,368
General Dynamics Corp.	774	198,903
HEICO Corp.	117	27,956
HEICO Corp. - Class A	219	41,682
Huntington Ingalls Industries, Inc.	107	21,107
L3Harris Technologies, Inc.	584	123,814
Lockheed Martin Corp.	753	348,601
Northrop Grumman Corp.	461	224,631
		1,066,425

Agricultural & Farm Machinery - 0.1%
Toro Co.	321	26,730

Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	428	48,612
United Parcel Service, Inc. - Class B	2,326	265,699
		314,311

Application Software - 1.4%
Intuit, Inc.	867	521,509
Roper Technologies, Inc.	332	191,116
		712,625

Asset Management & Custody Banks - 1.3%
Ameriprise Financial, Inc.	311	168,985
Blackrock, Inc.	436	468,918
SEI Investments Co.	369	31,948
		669,851

Biotechnology - 3.0%
AbbVie, Inc.	5,605	1,030,759
Amgen, Inc.	1,702	485,785
		1,516,544

Broadline Retail - 0.0%(a)
Dillard's, Inc. - Class A	7	3,277

Building Products - 1.2%
A O Smith Corp.	368	24,766
Advanced Drainage Systems, Inc.	234	28,293
Allegion PLC	249	33,050
Armstrong World Industries, Inc.	118	17,819
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Building Products - 1.2% (Continued)
Carlisle Cos., Inc.	132	$51,409
Lennox International, Inc.	99	58,649
Masco Corp.	686	54,386
Owens Corning	251	46,322
Trane Technologies PLC	717	260,092
UFP Industries, Inc.	180	20,817
		595,603

Cable & Satellite - 0.0%(a)
Sirius XM Holdings, Inc.	711	17,071

Cargo Ground Transportation - 0.3%
JB Hunt Transport Services, Inc.	235	40,237
Landstar System, Inc.	100	16,466
Old Dominion Freight Line, Inc.	620	115,078
		171,781

Casinos & Gaming - 0.1%
Churchill Downs, Inc.	200	24,716

Commodity Chemicals - 0.0%(a)
Westlake Corp.	102	11,655

Communications Equipment - 0.5%
Motorola Solutions, Inc.	532	249,641

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	111	48,479
Quanta Services, Inc.	467	143,654
		192,133

Construction Machinery & Heavy Transportation Equipment - 1.5%
Caterpillar, Inc.	1,534	569,789
Cummins, Inc.	440	156,750
Oshkosh Corp.	200	23,280
		749,819

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	189	102,838
Vulcan Materials Co.	398	109,112
		211,950

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Consumer Electronics - 0.2%
Garmin Ltd.	479	$103,392

Consumer Finance - 0.3%
Discover Financial Services	779	156,649

Consumer Staples Merchandise Retail - 3.2%
Costco Wholesale Corp.	1,404	1,375,752
Dollar General Corp.	674	47,894
Target Corp.	1,443	199,004
		1,622,650

Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	385	91,715
Genpact Ltd.	509	24,783
SS&C Technologies Holdings, Inc.	664	53,751
		170,249

Distributors - 0.2%
Genuine Parts Co.	423	49,174
Pool Corp.	126	43,375
		92,549

Diversified Banks - 0.2%
First Citizens BancShares, Inc. - Class A	36	79,369

Electric Utilities - 1.0%
Alliant Energy Corp.	789	46,456
IDACORP, Inc.	131	14,402
NextEra Energy, Inc.	6,526	467,001
		527,859

Electrical Components & Equipment - 0.3%
Hubbell, Inc.	165	69,797
Rockwell Automation, Inc.	349	97,172
		166,969

Electronic Components - 0.6%
Amphenol Corp. - Class A	3,754	265,708
Littelfuse, Inc.	61	14,540
		280,248

Electronic Equipment & Instruments - 0.0%(a)
Cognex Corp.	492	19,631

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.3%
TE Connectivity PLC	950	$140,571

Environmental & Facilities Services - 0.9%
Republic Services, Inc.	638	138,363
Tetra Tech, Inc.	820	30,176
Waste Management, Inc.	1,259	277,307
		445,846

Financial Exchanges & Data - 3.5%
Cboe Global Markets, Inc.	326	66,612
CME Group, Inc.	1,131	267,504
FactSet Research Systems, Inc.	125	59,301
Intercontinental Exchange, Inc.	1,790	286,096
MarketAxess Holdings, Inc.	102	22,504
Moody's Corp.	488	243,727
Morningstar, Inc.	74	24,319
MSCI, Inc.	244	145,612
Nasdaq, Inc.	1,471	121,122
S&P Global, Inc.	1,012	527,667
		1,764,464

Food Distributors - 0.2%
Sysco Corp.	1,515	110,474

Food Retail - 0.1%
Casey's General Stores, Inc.	106	44,708

Footwear - 0.6%
NIKE, Inc. - Class B	3,718	285,914

Gold - 0.1%
Royal Gold, Inc.	201	28,104

Health Care Equipment - 3.1%
Abbott Laboratories	5,430	694,660
Medtronic PLC	4,071	369,728
STERIS PLC	310	68,401
Stryker Corp.	1,092	427,289
		1,560,078

Health Care Services - 0.2%
Chemed Corp.	41	23,042
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Health Care Services - 0.2% (Continued)
Quest Diagnostics, Inc.	342	$55,780
		78,822

Health Care Supplies - 0.0%(a)
Dentsply Sirona, Inc.	652	12,883

Home Improvement Retail - 3.5%
Home Depot, Inc.	3,151	1,298,149
Lowe's Cos., Inc.	1,800	468,072
		1,766,221

Homebuilding - 0.4%
DR Horton, Inc.	886	125,724
PulteGroup, Inc.	644	73,274
		198,998

Homefurnishing Retail - 0.2%
Williams-Sonoma, Inc.	415	87,719

Household Products - 2.4%
Procter & Gamble Co.	7,356	1,221,022

Human Resource & Employment Services - 1.1%
Automatic Data Processing, Inc.	1,289	390,580
Paychex, Inc.	1,008	148,851
Robert Half, Inc.	322	20,863
		560,294

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	2,064	461,758

Industrial Gases - 1.8%
Air Products and Chemicals, Inc.	692	232,000
Linde PLC	1,514	675,426
		907,426

Industrial Machinery & Supplies & Components - 1.8%
Donaldson Co., Inc.	369	26,269
Graco, Inc.	512	43,095
IDEX Corp.	220	49,348
Illinois Tool Works, Inc.	881	228,320
ITT, Inc.	249	37,604
Lincoln Electric Holdings, Inc.	174	34,588
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 1.8% (Continued)
Nordson Corp.	159	$35,015
Parker-Hannifin Corp.	403	284,941
Snap-on, Inc.	161	57,179
Watts Water Technologies, Inc. - Class A	67	13,854
Xylem, Inc.	746	92,534
		902,747

Insurance Brokers - 1.9%
Aon PLC - Class A	657	243,629
Arthur J Gallagher & Co.	696	210,067
Brown & Brown, Inc.	733	76,716
Marsh & McLennan Cos., Inc.	1,557	337,682
Willis Towers Watson PLC	321	105,790
		973,884

Investment Banking & Brokerage - 1.6%
Evercore, Inc. - Class A	122	35,535
Goldman Sachs Group, Inc.	1,013	648,725
Houlihan Lokey, Inc.	161	29,257
Raymond James Financial, Inc.	617	103,952
		817,469

IT Consulting & Other Services - 0.1%
Amdocs Ltd.	338	29,808

Leisure Products - 0.0%(a)
Brunswick Corp.	201	13,555

Life & Health Insurance - 0.1%
Globe Life, Inc.	274	33,453
Primerica, Inc.	95	27,566
		61,019

Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	900	136,368
Danaher Corp.	2,089	465,304
Thermo Fisher Scientific, Inc.	1,198	716,104
West Pharmaceutical Services, Inc.	236	80,606
		1,398,382

Managed Health Care - 3.9%
Elevance Health, Inc.	735	290,840
Humana, Inc.	367	107,615
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Managed Health Care - 3.9% (Continued)
UnitedHealth Group, Inc.	2,923	$1,585,698
		1,984,153

Multi-Utilities - 0.2%
WEC Energy Group, Inc.	977	96,977

Oil & Gas Exploration & Production - 0.1%
Texas Pacific Land Corp.	58	75,236

Oil & Gas Storage & Transportation - 0.4%
Williams Cos., Inc.	3,839	212,796

Other Specialty Retail - 0.3%
Dick's Sporting Goods, Inc.	168	40,328
Tractor Supply Co.	1,665	90,510
		130,838

Packaged Foods & Meats - 0.8%
Hershey Co.	442	65,968
Lamb Weston Holdings, Inc.	421	25,235
Lancaster Colony Corp.	54	9,112
McCormick & Co., Inc.	777	60,008
Mondelez International, Inc. - Class A	4,180	242,398
		402,721

Paper & Plastic Packaging Products & Materials - 0.2%
Avery Dennison Corp.	241	44,761
Packaging Corp. of America	264	56,142
		100,903

Pharmaceuticals - 8.6%
Eli Lilly & Co.	2,703	2,192,349
Johnson & Johnson	7,630	1,160,905
Merck & Co., Inc.	7,884	779,097
Zoetis, Inc.	1,308	223,537
		4,355,888

Property & Casualty Insurance - 0.7%
Allstate Corp.	815	156,749
Cincinnati Financial Corp.	479	65,647
Erie Indemnity Co. - Class A	70	28,207
Kinsale Capital Group, Inc.	61	26,958
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 0.7% (Continued)
Selective Insurance Group, Inc.	169	$14,218
W R Berkley Corp.	869	51,123
		342,902

Publishing - 0.1%
New York Times Co. - Class A	483	26,227

Rail Transportation - 1.7%
CSX Corp.	6,128	201,427
Norfolk Southern Corp.	702	179,221
Union Pacific Corp.	1,891	468,571
		849,219

Regional Banks - 0.1%
Commerce Bancshares, Inc.	353	23,580
Cullen/Frost Bankers, Inc.	184	25,650
First Financial Bankshares, Inc.	376	14,010
		63,240

Research & Consulting Services - 0.2%
Booz Allen Hamilton Holding Corp.	382	49,278
Jacobs Solutions, Inc.	375	52,549
		101,827

Restaurants - 2.4%
Domino's Pizza, Inc.	113	50,750
McDonald's Corp.	2,278	657,659
Starbucks Corp.	3,522	379,249
Wingstop, Inc.	81	24,130
Yum! Brands, Inc.	877	114,448
		1,226,236

Semiconductor Materials & Equipment - 2.2%
Applied Materials, Inc.	2,609	470,533
KLA Corp.	424	313,014
Lam Research Corp.	4,094	331,819
		1,115,366

Semiconductors - 7.2%
Analog Devices, Inc.	1,571	332,879
Broadcom, Inc.	10,645	2,355,419
Microchip Technology, Inc.	1,642	89,161
Monolithic Power Systems, Inc.	156	99,430
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Semiconductors - 7.2% (Continued)
NXP Semiconductors NV	796	$166,006
Skyworks Solutions, Inc.	494	43,847
Texas Instruments, Inc.	2,893	534,077
Universal Display Corp.	121	18,140
		3,638,959

Soft Drinks & Non-alcoholic Beverages - 1.3%
PepsiCo, Inc.	4,349	655,351

Specialized Consumer Services - 0.1%
Service Corp. International	438	34,217

Specialty Chemicals - 0.8%
Ashland, Inc.	127	8,063
Celanese Corp.	334	23,727
PPG Industries, Inc.	715	82,497
RPM International, Inc.	381	48,235
Sherwin-Williams Co.	737	263,964
		426,486

Steel - 0.1%
Reliance, Inc.	174	50,373

Systems Software - 6.4%
Dolby Laboratories, Inc. - Class A	166	13,899
Microsoft Corp.	5,683	2,358,786
Oracle Corp.	5,140	874,109
		3,246,794

Technology Distributors - 0.2%
CDW Corp.	410	81,647

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	9,689	2,286,604

Trading Companies & Distributors - 0.7%
Fastenal Co.	1,798	131,686
Watsco, Inc.	114	54,559
WW Grainger, Inc.	137	145,586
		331,831

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 96.7% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 6.5%
Jack Henry & Associates, Inc.	222	$38,648
Mastercard, Inc. - Class A	2,605	1,446,895
Visa, Inc. - Class A	5,276	1,803,337
		3,288,880

Water Utilities - 0.2%
American Water Works Co., Inc.	618	77,028
Essential Utilities, Inc.	786	27,887
		104,915
TOTAL COMMON STOCKS (Cost $40,886,833)		48,856,449

REAL ESTATE INVESTMENT TRUSTS - 2.8%
Data Center REITs - 0.5%
Equinix, Inc.	306	279,580

Industrial REITs - 0.8%
EastGroup Properties, Inc.	138	23,408
First Industrial Realty Trust, Inc.	365	19,487
Prologis, Inc.	2,934	349,880
Rexford Industrial Realty, Inc.	652	26,510
		419,285

Multi-Family Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	359	54,776

Retail REITs - 0.0%(a)
Agree Realty Corp.	269	19,521

Self-Storage REITs - 0.3%
CubeSmart	697	29,065
Extra Space Storage, Inc.	650	100,100
National Storage Affiliates Trust	218	8,099
		137,264

Single-Family Residential REITs - 0.3%
Equity LifeStyle Properties, Inc.	509	33,314
Invitation Homes, Inc.	1,778	55,385
Sun Communities, Inc.	370	46,805
		135,504

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares	Value
Telecom Tower REITs - 0.8%
American Tower Corp.	1,455	$269,102
Crown Castle, Inc.	1,351	120,617
		389,719
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,435,092)		1,435,649

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.32% (b)	228,054	228,054
TOTAL SHORT-TERM INVESTMENTS (Cost $228,054)		228,054

TOTAL INVESTMENTS - 100.0% (Cost $42,549,979)		$50,520,152
Other Assets in Excess of Liabilities - 0.0% (a)		23,622
TOTAL NET ASSETS - 100.0%		$50,543,774

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Automotive Retail - 1.0%
Murphy USA, Inc.	5,886	$2,960,128

Integrated Oil & Gas - 45.8%(a)
Chevron Corp.	433,678	64,700,421
Exxon Mobil Corp.	615,217	65,723,632
Occidental Petroleum Corp.	197,657	9,220,699
		139,644,752

Oil & Gas Exploration & Production - 39.2%(a)
Antero Resources Corp. (b)	88,263	3,293,975
APA Corp.	112,407	2,465,086
California Resources Corp.	24,211	1,191,181
Chord Energy Corp.	18,548	2,085,723
Civitas Resources, Inc.	30,069	1,526,302
CNX Resources Corp. (b)	43,001	1,177,367
Comstock Resources, Inc. (b)	23,798	441,691
ConocoPhillips	173,635	17,160,347
Coderre Energy, Inc.	218,606	6,059,758
Devon Energy Corp.	189,646	6,466,929
Diamondback Energy, Inc.	58,597	9,631,003
EOG Resources, Inc.	109,765	13,807,339
EQT Corp.	180,650	9,234,828
Expand Energy Corp.	68,543	6,963,969
Gulfport Energy Corp. (b)	4,254	759,382
Hess Corp.	84,849	11,796,556
Magnolia Oil & Gas Corp. - Class A	54,145	1,283,237
Matador Resources Co.	35,055	2,033,190
Murphy Oil Corp.	43,964	1,170,761
Northern Oil & Gas, Inc.	28,598	1,028,098
Ovintiv, Inc.	79,304	3,348,215
Permian Resources Corp.	195,821	2,868,778
Range Resources Corp.	71,454	2,646,656
Sitio Royalties Corp. - Class A	23,470	472,686
SM Energy Co.	34,104	1,294,588
Texas Pacific Land Corp.	5,910	7,666,275
Viper Energy, Inc.	31,347	1,470,174
		119,344,094

Oil & Gas Refining & Marketing - 13.9%
CVR Energy, Inc.	10,911	206,764
HF Sinclair Corp.	49,252	1,777,012
Marathon Petroleum Corp.	93,868	13,677,506
PBF Energy, Inc. - Class A	27,350	800,261
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 13.9% (Continued)
Phillips 66	113,720	$13,404,176
Valero Energy Corp.	93,462	12,430,446
		42,296,165
TOTAL COMMON STOCKS (Cost $320,771,617)		304,245,139

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.32% (c)	185,686	185,686
TOTAL SHORT-TERM INVESTMENTS (Cost $185,686)		185,686

TOTAL INVESTMENTS - 100.0% (Cost $320,957,303)		$304,430,825
Other Assets in Excess of Liabilities - 0.0% (d)		34,684
TOTAL NET ASSETS - 100.0%		$304,465,509

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Application Software - 6.2%
Cadence Design Systems, Inc. (a)	8,246	$2,454,174
Synopsys, Inc. (a)	4,635	2,435,600
		4,889,774

Electrical Components & Equipment - 0.1%
Sensata Technologies Holding PLC	4,772	129,608

Electronic Equipment & Instruments - 1.2%
Keysight Technologies, Inc. (a)	5,221	931,165

Electronic Manufacturing Services - 1.7%
TE Connectivity PLC	9,051	1,339,277

Semiconductor Materials & Equipment - 23.8%
Applied Materials, Inc.	20,338	3,667,958
ASML Holding NV	10,389	7,680,692
Entegris, Inc.	4,554	462,413
KLA Corp.	4,047	2,987,657
Lam Research Corp.	38,889	3,151,954
MKS Instruments, Inc.	2,137	242,079
Teradyne, Inc.	4,914	568,992
		18,761,745

Semiconductors - 66.5%(b)
Advanced Micro Devices, Inc. (a)	25,199	2,921,824
Analog Devices, Inc.	14,991	3,176,443
ARM Holdings PLC - ADR (a)	3,793	605,173
Broadcom, Inc.	60,807	13,454,765
Intel Corp.	118,986	2,311,898
Lattice Semiconductor Corp. (a)	4,125	235,207
Marvell Technology, Inc.	26,162	2,952,643
Microchip Technology, Inc.	15,935	865,270
Micron Technology, Inc.	33,496	3,056,175
Monolithic Power Systems, Inc.	1,427	909,527
NVIDIA Corp.	118,836	14,268,639
ON Semiconductor Corp. (a)	12,840	672,046
QUALCOMM, Inc.	16,820	2,908,683
Rambus, Inc. (a)	3,397	209,323
STMicroelectronics NV	19,365	434,744
Texas Instruments, Inc.	17,495	3,229,752
Tower Semiconductor Ltd. (a)	3,540	173,071
		52,385,183

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	3,746	$287,693
TOTAL COMMON STOCKS (Cost $74,733,785)		78,724,445

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.32% (c)	72,003	72,003
TOTAL SHORT-TERM INVESTMENTS (Cost $72,003)		72,003

TOTAL INVESTMENTS - 100.0% (Cost $74,805,788)		$78,796,448
Liabilities in Excess of Other Assets - (0.0%) (d)		(3,172)
TOTAL NET ASSETS - 100.0%		$78,793,276

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 21.9%
Axon Enterprise, Inc. (a)	407	$265,437
Boeing Co. (a)	4,194	740,325
BWX Technologies, Inc.	3,839	433,538
General Dynamics Corp.	1,373	352,833
General Electric Co.	6,003	1,222,031
Howmet Aerospace, Inc.	2,301	291,261
L3Harris Technologies, Inc.	1,080	228,971
Lockheed Martin Corp.	1,364	631,464
Northrop Grumman Corp.	835	406,870
RTX Corp.	7,522	969,962
TransDigm Group, Inc.	312	422,242
		5,964,934

Agricultural & Farm Machinery - 11.8%
CNH Industrial NV	18,561	239,066
Deere & Co.	5,843	2,784,540
Toro Co.	2,327	193,769
		3,217,375

Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)	3,558	133,283
Ingredion, Inc.	1,469	200,430
		333,713

Aluminum - 0.6%
Alcoa Corp.	4,882	172,432

Coal & Consumable Fuels - 4.9%
Cameco Corp.	18,405	910,151
Centrus Energy Corp. - Class A (a)	634	52,178
Denison Mines Corp. (a)	37,673	68,951
Energy Fuels, Inc. (a)	7,519	39,681
NexGen Energy Ltd. (a)	22,038	143,903
Uranium Energy Corp. (a)	17,137	120,987
		1,335,851

Copper - 3.6%
Freeport-McMoRan, Inc.	27,156	973,543

Diversified Metals & Mining - 0.5%
Ivanhoe Mines Ltd. - Class A (a)	13,297	142,819

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Electric Utilities - 14.7%
Constellation Energy Corp.	13,342	$4,002,333

Fertilizers & Agricultural Chemicals - 8.7%
CF Industries Holdings, Inc.	4,095	377,600
Corteva, Inc.	15,795	1,030,940
FMC Corp.	2,780	155,068
Mosaic Co.	7,197	200,724
Nutrien Ltd.	11,376	587,136
		2,351,468

Gold - 14.0%
Agnico Eagle Mines Ltd.	9,531	885,848
Barrick Gold Corp.	33,050	540,316
Franco-Nevada Corp.	3,608	490,476
Kinross Gold Corp.	22,899	257,926
Newmont Corp.	21,609	923,136
Royal Gold, Inc.	1,227	171,559
Wheaton Precious Metals Corp.	8,608	537,086
		3,806,347

Heavy Electrical Equipment - 0.3%
NuScale Power Corp. (a)	3,255	77,599

Integrated Oil & Gas - 9.9%
Chevron Corp.	6,336	945,268
Exxon Mobil Corp.	16,420	1,754,149
		2,699,417

Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	5,207	209,738

Oil & Gas Exploration & Production - 3.4%
Canadian Natural Resources Ltd.	7,556	229,537
ConocoPhillips	4,261	421,114
EOG Resources, Inc.	2,101	264,285
		914,936

Oil & Gas Refining & Marketing - 0.7%
Phillips 66	1,513	178,338

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 2.9%
Enbridge, Inc.	7,905	$341,851
ONEOK, Inc.	2,126	206,583
Williams Cos., Inc.	4,474	247,994
		796,428
TOTAL COMMON STOCKS (Cost $25,912,238)		27,177,271

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.32% (b)	15,188	15,188
TOTAL SHORT-TERM INVESTMENTS (Cost $15,188)		15,188

TOTAL INVESTMENTS - 100.0% (Cost $25,927,426)		$27,192,459
Other Assets in Excess of Liabilities - 0.0% (c)		4,509
TOTAL NET ASSETS - 100.0%		$27,196,968

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Brazil - 3.8%
Ambev SA	95,144	$181,365
B3 SA - Brasil Bolsa Balcao	122,922	233,264
Banco BTG Pactual SA	31,058	173,092
Banco do Brasil SA	44,434	210,611
Banco Santander Brasil SA	84,391	374,875
Centrais Eletricas Brasileiras SA	26,465	163,571
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,227	165,689
Equatorial Energia SA	24,029	124,173
Klabin SA	27,653	107,081
Localiza Rent a Car SA	18,162	95,657
Petroleo Brasileiro SA	83,276	593,500
Raia Drogasil SA	34,482	126,268
Suzano SA	16,088	172,110
Vale SA	65,159	603,195
WEG SA	44,271	419,753
		3,744,204

Greece - 0.2%
National Bank of Greece SA	18,683	162,419

Hungary - 0.4%
OTP Bank Nyrt	5,945	368,030

India - 30.2%(a)
Adani Enterprises Ltd.	6,236	164,712
Adani Green Energy Ltd. (b)	9,598	110,539
Adani Ports & Special Economic Zone Ltd.	17,212	218,458
Adani Power Ltd. (b)	28,440	168,507
Apollo Hospitals Enterprise Ltd.	1,939	152,461
Asian Paints Ltd.	10,010	265,897
Avenue Supermarts Ltd. (b)(c)	5,397	228,342
Axis Bank Ltd.	63,816	726,526
Bajaj Auto Ltd.	2,494	254,761
Bajaj Finance Ltd.	5,388	490,496
Bajaj Finserv Ltd.	11,375	227,996
Bajaj Holdings & Investment Ltd.	978	130,523
Bank of Baroda	34,558	85,138
Bharat Electronics Ltd.	78,667	265,792
Bharat Petroleum Corp. Ltd.	50,293	151,606
Bharti Airtel Ltd.	51,629	969,382
Britannia Industries Ltd.	2,053	121,584
CG Power & Industrial Solutions Ltd.	14,194	104,034
Cholamandalam Investment and Finance Co. Ltd.	10,392	154,273
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
India - 30.2%(a) (Continued)
Cipla Ltd.	12,661	$216,249
Coal India Ltd.	41,351	189,005
Cummins India Ltd.	2,869	96,522
Divi's Laboratories Ltd.	2,329	149,977
Dixon Technologies India Ltd.	743	128,550
DLF Ltd.	13,992	120,355
Dr Reddy's Laboratories Ltd.	11,917	167,488
Eicher Motors Ltd.	2,919	175,050
GAIL India Ltd.	56,974	116,505
Godrej Consumer Products Ltd.	8,568	110,913
Grasim Industries Ltd.	7,735	224,045
HCL Technologies Ltd.	20,772	413,791
HDFC Bank Ltd.	157,706	3,092,989
HDFC Life Insurance Co. Ltd. (c)	23,973	176,595
Hero MotoCorp Ltd.	2,628	131,653
Hindalco Industries Ltd.	29,373	201,537
Hindustan Aeronautics Ltd.	3,891	176,850
Hindustan Unilever Ltd.	17,333	494,038
ICICI Bank Ltd.	143,863	2,080,805
ICICI Lombard General Insurance Co. Ltd. (c)	5,409	116,059
Indian Hotels Co. Ltd.	18,722	165,289
Info Edge India Ltd.	1,639	146,152
Infosys Ltd.	68,713	1,491,252
InterGlobe Aviation Ltd. (b)(c)	3,879	193,661
ITC Hotels Ltd. (b)	15,493	29,147
ITC Ltd.	152,122	785,933
Jio Financial Services Ltd. (b)	65,477	182,674
JSW Steel Ltd.	18,881	205,995
Kotak Mahindra Bank Ltd.	30,252	664,057
Larsen & Toubro Ltd.	21,564	888,141
Lupin Ltd.	5,180	124,419
Mahindra & Mahindra Ltd.	18,880	651,706
Maruti Suzuki India Ltd.	2,709	385,026
Max Healthcare Institute Ltd.	15,005	183,846
Nestle India Ltd.	8,091	216,081
NTPC Ltd.	92,745	346,925
Oil & Natural Gas Corp. Ltd.	61,437	186,270
PB Fintech Ltd. (b)	7,504	149,601
Persistent Systems Ltd.	2,175	151,483
Power Finance Corp. Ltd.	30,649	149,501
Power Grid Corp. of India Ltd.	100,566	350,231
REC Ltd.	24,733	128,453
Reliance Industries Ltd.	134,538	1,965,036
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
India - 30.2%(a) (Continued)
Samvardhana Motherson International Ltd.	67,033	$109,322
SBI Life Insurance Co. Ltd. (c)	8,729	149,514
Shree Cement Ltd.	670	215,009
Shriram Finance Ltd.	29,552	185,518
Siemens Ltd.	1,817	127,404
State Bank of India	68,921	615,001
Sun Pharmaceutical Industries Ltd.	22,824	459,543
Suzlon Energy Ltd. (b)	249,861	167,802
Tata Consultancy Services Ltd.	19,247	913,817
Tata Consumer Products Ltd.	13,010	153,905
Tata Motors Ltd.	45,838	378,966
Tata Power Co. Ltd.	33,429	140,677
Tata Steel Ltd.	168,225	261,457
Tech Mahindra Ltd.	11,492	222,161
Titan Co. Ltd.	8,028	323,493
Trent Ltd.	4,559	302,817
TVS Motor Co. Ltd.	5,303	150,483
UltraTech Cement Ltd.	2,437	323,206
United Spirits Ltd.	6,781	111,482
Varun Beverages Ltd.	26,470	164,031
Vedanta Ltd.	30,457	155,210
Wipro Ltd.	55,612	200,256
Zomato Ltd. (b)	150,003	381,605
		29,523,561

Indonesia - 2.3%
Amman Mineral Internasional PT (b)	283,760	130,999
Astra International Tbk PT	389,868	114,808
Bank Central Asia Tbk PT	1,195,514	693,105
Bank Mandiri Persero Tbk PT	849,925	314,159
Bank Rakyat Indonesia Persero Tbk PT	1,535,003	397,406
Barito Renewables Energy Tbk PT	352,170	194,990
Chandra Asri Pacific Tbk PT	498,412	217,100
Telkom Indonesia Persero Tbk PT	1,046,878	170,840
		2,233,407

Kuwait - 1.2%
Kuwait Finance House KSCP	246,482	627,684
National Bank of Kuwait SAKP	172,753	539,556
		1,167,240

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Malaysia - 1.1%
CIMB Group Holdings Bhd	157,230	$282,891
Malayan Banking Bhd	144,225	334,557
Public Bank Bhd	298,841	288,952
Tenaga Nasional Bhd	70,113	213,917
		1,120,317

Mexico - 2.9%
America Movil SAB de CV (b)	646,760	454,124
Cemex SAB de CV	310,842	183,607
Fomento Economico Mexicano SAB de CV	47,667	405,568
Grupo Aeroportuario del Pacifico SAB de CV - Class B	8,464	156,201
Grupo Comercial Chedraui SAB de CV	21,810	125,764
Grupo Financiero Banorte SAB de CV	66,587	462,208
Grupo Mexico SAB de CV - Class B	142,664	696,384
Wal-Mart de Mexico SAB de CV	119,005	310,003
		2,793,859

Peru - 0.2%
Credicorp Ltd.	920	168,452

Philippines - 0.5%
BDO Unibank, Inc.	57,670	135,943
International Container Terminal Services, Inc.	23,167	138,908
SM Investments Corp.	12,735	170,169
		445,020

Poland - 1.2%
Allegro.eu SA (b)(c)	23,894	176,306
Bank Polska Kasa Opieki SA	4,946	195,033
Dino Polska SA (b)(c)	1,088	120,480
ORLEN SA	13,587	179,726
Powszechna Kasa Oszczednosci Bank Polski SA	19,632	323,076
Powszechny Zaklad Ubezpieczen SA	14,240	175,091
		1,169,712

Qatar - 0.8%
Industries Qatar QSC	41,473	156,392
Qatar Islamic Bank QPSC	40,428	228,733
Qatar National Bank QPSC	97,265	446,121
		831,246

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Saudi Arabia - 8.3%
ACWA Power Co.	4,869	$530,947
Al Rajhi Bank	88,774	2,343,196
Alinma Bank	49,067	390,500
Almarai Co. JSC	15,727	246,973
Bank AlBilad	16,340	173,825
Banque Saudi Fransi	39,946	171,044
Dr Sulaiman Al Habib Medical Services Group Co.	2,323	180,974
Elm Co.	580	180,153
Etihad Etisalat Co.	13,202	203,801
Riyad Bank	41,105	321,107
SABIC Agri-Nutrients Co.	5,333	163,515
Saudi Arabian Mining Co. (b)	27,260	353,950
Saudi Arabian Oil Co. (c)	136,877	1,014,525
Saudi Awwal Bank	23,594	226,146
Saudi Basic Industries Corp.	19,608	350,264
Saudi National Bank	83,912	765,135
Saudi Telecom Co.	40,484	469,527
Savola Group (b)	5,827	60,590
		8,146,172

South Africa - 3.1%
Absa Group Ltd.	17,072	169,656
Bid Corp. Ltd.	6,781	172,950
Capitec Bank Holdings Ltd.	1,820	289,585
Discovery Ltd.	12,014	116,394
FirstRand Ltd.	106,370	434,020
Gold Fields Ltd.	18,945	327,873
Naspers Ltd.	3,343	706,376
Nedbank Group Ltd.	10,922	160,376
Sanlam Ltd.	35,523	154,793
Shoprite Holdings Ltd.	10,987	168,106
Standard Bank Group Ltd.	27,604	321,969
		3,022,098

South Korea - 11.5%
Alteogen, Inc. (b)	885	226,275
Celltrion, Inc.	3,126	386,559
Hana Financial Group, Inc.	5,261	219,058
Hanwha Aerospace Co. Ltd. (b)	604	166,277
HD Hyundai Electric Co. Ltd.	442	124,721
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	946	151,048
HLB, Inc. (b)	2,643	146,247
Hyundai Mobis Co. Ltd.	1,159	210,183
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
South Korea - 11.5% (Continued)
Hyundai Motor Co.	2,686	$380,809
Kakao Corp.	6,273	165,568
KB Financial Group, Inc.	7,024	443,290
Kia Corp.	5,000	350,998
Korea Zinc Co. Ltd.	196	111,152
Krafton, Inc. (b)	564	141,291
KT&G Corp.	1,902	144,777
LG Corp. (b)	2,262	116,603
LG Energy Solution Ltd. (b)	593	143,659
Meritz Financial Group, Inc. (b)	1,487	116,872
NAVER Corp. (b)	2,841	423,315
POSCO Holdings, Inc.	1,494	267,851
Samsung Biologics Co. Ltd. (b)(c)	298	221,705
Samsung C&T Corp.	1,523	125,676
Samsung Electronics Co. Ltd.	112,281	4,049,225
Samsung Fire & Marine Insurance Co. Ltd.	722	189,569
Samsung Life Insurance Co. Ltd. (b)	1,561	95,723
Shinhan Financial Group Co. Ltd.	9,402	330,655
SK Hynix, Inc.	10,994	1,507,230
SK Telecom Co. Ltd.	2,675	101,992
Woori Financial Group, Inc.	12,503	138,540
		11,196,868

Taiwan - 24.0%
Accton Technology Corp.	9,356	218,120
ASE Technology Holding Co. Ltd.	62,504	338,035
Asia Vital Components Co. Ltd.	5,258	93,021
Asustek Computer, Inc.	12,943	240,051
Cathay Financial Holding Co. Ltd.	170,035	347,053
China Steel Corp.	205,119	126,288
Chunghwa Telecom Co. Ltd.	85,891	326,736
CTBC Financial Holding Co. Ltd.	339,078	405,095
Delta Electronics, Inc.	36,007	481,333
E Ink Holdings, Inc.	16,401	140,567
E.Sun Financial Holding Co. Ltd.	282,421	239,896
eMemory Technology, Inc.	1,317	136,014
Eva Airways Corp.	77,341	112,722
Evergreen Marine Corp. Taiwan Ltd.	33,756	210,923
Far EasTone Telecommunications Co. Ltd.	40,401	108,755
First Financial Holding Co. Ltd.	232,445	197,090
Fubon Financial Holding Co. Ltd.	156,708	444,344
Hon Hai Precision Industry Co. Ltd.	228,216	1,255,160
Hua Nan Financial Holdings Co. Ltd.	180,633	154,538
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Taiwan - 24.0% (Continued)
International Games System Co. Ltd.	4,830	$139,611
KGI Financial Holding Co. Ltd.	308,757	163,209
Largan Precision Co. Ltd.	1,714	144,020
Lite-On Technology Corp.	41,100	136,883
MediaTek, Inc.	27,483	1,230,219
Mega Financial Holding Co. Ltd.	221,463	261,874
Nan Ya Plastics Corp.	94,943	93,846
Novatek Microelectronics Corp.	9,888	158,314
Pegatron Corp.	32,686	96,576
Quanta Computer, Inc.	51,610	424,985
Realtek Semiconductor Corp.	8,985	148,798
Shin Kong Financial Holding Co. Ltd. (b)	289,437	108,778
SinoPac Financial Holdings Co. Ltd.	205,896	142,809
Taiwan Cooperative Financial Holding Co. Ltd.	194,024	144,652
Taiwan Mobile Co. Ltd.	46,883	157,575
Taiwan Semiconductor Manufacturing Co. Ltd.	370,059	12,833,567
TCC Group Holdings Co. Ltd.	122,465	119,180
Unimicron Technology Corp.	24,134	102,500
Uni-President Enterprises Corp.	87,428	209,434
United Microelectronics Corp.	219,713	269,875
Wistron Corp.	51,278	172,347
Wiwynn Corp.	1,787	122,307
Yageo Corp.	8,670	142,257
Yang Ming Marine Transport Corp.	42,886	88,843
Yuanta Financial Holding Co. Ltd.	247,028	261,158
		23,449,358

Thailand - 2.6%
Advanced Info Service PCL	22,932	193,398
Airports of Thailand PCL	90,503	148,487
Bangkok Bank PCL	37,595	171,927
Bangkok Dusit Medical Services PCL	236,892	165,314
Central Pattana PCL	63,427	99,826
CP ALL PCL	124,722	192,592
CP AXTRA PCL	237,276	188,482
Delta Electronics Thailand PCL	105,229	393,730
Gulf Energy Development PCL	129,868	222,714
Kasikornbank PCL	49,239	234,680
PTT PCL	306,516	286,719
SCB X PCL	56,133	208,363
		2,506,232

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Turkey - 0.4%
BIM Birlesik Magazalar AS	9,708	$148,957
KOC Holding AS	20,940	99,193
Turk Hava Yollari AO (b)	15,976	141,285
		389,435

United Arab Emirates - 2.3%
Abu Dhabi Commercial Bank PJSC	64,679	210,957
Abu Dhabi Islamic Bank PJSC	47,642	202,343
Aldar Properties PJSC	82,490	171,805
Dubai Electricity & Water Authority PJSC	201,507	140,444
Dubai Islamic Bank PJSC	110,289	231,204
Emaar Properties PJSC	158,939	584,167
Emirates NBD Bank PJSC	57,180	324,581
Emirates Telecommunications Group Co. PJSC	74,803	348,248
		2,213,749

United Kingdom - 0.3%
Anglogold Ashanti PLC	10,741	325,050

United States - 0.2%
Southern Copper Corp.	1,973	180,781
TOTAL COMMON STOCKS (Cost $84,348,314)		95,157,210

PREFERRED STOCKS - 2.5%
Brazil - 1.8%
Banco Bradesco SA	120,712	250,345
Itau Unibanco Holding SA	107,579	622,753
Itausa SA	122,214	199,296
Klabin SA	3	2
Petroleo Brasileiro SA	99,694	642,615
		1,715,011

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA	3,254	128,548

South Korea - 0.6%
Samsung Electronics Co. Ltd.	19,098	565,185
TOTAL PREFERRED STOCKS (Cost $2,897,097)		2,408,744

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

RIGHTS - 0.0%(d)	Shares	Value
Brazil - 0.0%(d)
Equatorial Energia SA, Expires 02/14/2025, Exercise Price $26.00 (b)	82	$63
TOTAL RIGHTS (Cost $18)		63

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.32% (e)	309,295	309,295
TOTAL SHORT-TERM INVESTMENTS (Cost $309,295)		309,295

TOTAL INVESTMENTS - 100.3% (Cost $87,554,724)		$97,875,312
Liabilities in Excess of Other Assets - (0.3%)		(292,756)
TOTAL NET ASSETS - 100.0%		$97,582,556

Percentages are stated as a percent of net assets.

PCL - Public Company Limited
PLC - Public Limited Company
PJSC - Public Joint Stock Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $2,397,187 or 2.5% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 6.0%
ANZ Group Holdings Ltd.	3,419	$65,086
Aristocrat Leisure Ltd.	663	31,149
BHP Group Ltd.	5,798	144,005
Commonwealth Bank of Australia	1,963	195,947
CSL Ltd.	567	98,853
Fortescue Ltd.	1,807	21,491
Macquarie Group Ltd.	442	66,170
National Australia Bank Ltd.	3,549	88,565
QBE Insurance Group Ltd.	1,716	22,340
Rio Tinto Ltd.	429	31,312
Transurban Group	3,536	29,414
Wesfarmers Ltd.	1,287	61,290
Westpac Banking Corp.	3,965	83,146
Woodside Energy Group Ltd.	2,171	33,351
Woolworths Group Ltd.	1,391	26,341
		998,460

Belgium - 0.5%
Anheuser-Busch InBev SA/NV	1,053	52,096
UCB SA	143	27,919
		80,015

Canada - 12.5%
Agnico Eagle Mines Ltd.	601	55,859
Alimentation Couche-Tard, Inc.	832	43,937
Bank of Montreal	806	79,793
Bank of Nova Scotia	1,409	72,091
Barrick Gold Corp.	1,989	32,517
Brookfield Asset Management Ltd. - Class A	498	29,804
Brookfield Corp.	1,555	95,075
Cameco Corp.	494	24,429
Canadian Imperial Bank of Commerce	1,040	65,512
Canadian National Railway Co.	715	74,690
Canadian Natural Resources Ltd.	2,405	73,059
Canadian Pacific Kansas City Ltd.	1,066	84,717
Cenovus Energy, Inc.	1,859	26,887
CGI, Inc.	234	27,585
Constellation Software, Inc.	23	75,219
Dollarama, Inc.	312	29,525
Enbridge, Inc.	2,547	110,145
Fairfax Financial Holdings Ltd.	26	34,997
Fortis, Inc.	559	23,809
Franco-Nevada Corp.	221	30,043
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Canada - 12.5% (Continued)
Intact Financial Corp.	208	$36,946
Loblaw Cos. Ltd.	179	22,413
Manulife Financial Corp.	2,067	61,810
National Bank of Canada	390	34,614
Nutrien Ltd.	559	28,851
Pembina Pipeline Corp.	624	22,524
Restaurant Brands International, Inc.	351	21,581
Royal Bank of Canada	1,567	191,035
Shopify, Inc. - Class A (a)	1,376	160,583
Sun Life Financial, Inc.	663	38,233
Suncor Energy, Inc.	1,469	55,117
TC Energy Corp.	1,183	53,308
Teck Resources Ltd. - Class B	572	23,367
Thomson Reuters Corp.	156	26,215
Toronto-Dominion Bank	1,937	110,501
Waste Connections, Inc.	299	54,941
Wheaton Precious Metals Corp.	520	32,445
WSP Global, Inc.	143	24,267
		2,088,444

Denmark - 2.6%
Danske Bank AS	767	22,936
DSV AS	232	46,314
Novo Nordisk AS	3,946	333,144
Novonesis (Novozymes) B	468	26,883
		429,277

Finland - 0.6%
Nokia Oyj	5,889	27,739
Nordea Bank Abp	3,731	44,434
Sampo Oyj	565	23,316
		95,489

France - 11.6%
Air Liquide SA	663	115,962
Airbus SE	676	117,198
AXA SA	2,522	95,888
BNP Paribas SA	1,183	80,654
Capgemini SE	182	33,221
Cie de Saint-Gobain SA	455	42,755
Cie Generale des Etablissements Michelin SCA	780	27,188
Danone SA	741	51,873
Dassault Systemes SE	767	30,077
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
France - 11.6% (Continued)
Engie SA	2,015	$33,268
EssilorLuxottica SA	369	101,710
Hermes International SCA	38	107,383
Legrand SA	299	30,671
L'Oreal SA	286	106,365
LVMH Moet Hennessy Louis Vuitton SE	300	218,943
Orange SA	2,340	25,185
Pernod Ricard SA	221	25,265
Publicis Groupe SA	260	27,768
Safran SA	448	111,495
Sanofi SA	1,300	140,796
Schneider Electric SE	650	165,442
TotalEnergies SE	2,690	157,362
Veolia Environnement SA	780	22,293
Vinci SA	650	70,465
		1,939,227

Germany - 8.8%
adidas AG	182	48,127
Allianz SE	447	145,793
BASF SE	1,027	49,659
Bayer AG	1,079	24,223
Bayerische Motoren Werke AG	338	27,560
Deutsche Bank AG	2,080	40,868
Deutsche Boerse AG	221	54,657
Deutsche Post AG	1,105	39,904
Deutsche Telekom AG	3,929	131,857
E.ON SE	2,535	30,032
Infineon Technologies AG	1,404	46,688
Mercedes-Benz Group AG	962	58,801
Merck KGaA	143	21,718
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	156	84,542
Rheinmetall AG	52	40,750
RWE AG	715	22,163
SAP SE	1,206	335,921
Siemens AG	929	199,928
Siemens Energy AG (a)	745	44,702
Vonovia SE	884	27,136
		1,475,029

Hong Kong - 1.1%
AIA Group Ltd.	12,831	89,334
Hong Kong Exchanges & Clearing Ltd.	1,365	52,905
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Hong Kong - 1.1% (Continued)
Prudential PLC	3,146	$26,454
Techtronic Industries Co. Ltd.	1,685	22,620
		191,313

Ireland - 0.3%
Experian PLC	1,053	52,316

Israel - 0.1%
Teva Pharmaceutical Industries Ltd. (a)	1,401	25,060

Italy - 2.0%
Enel SpA	8,879	63,271
Eni SpA	2,496	35,474
Generali	1,371	43,564
Intesa Sanpaolo SpA	18,607	80,937
Prysmian SpA	331	23,123
UniCredit SpA	1,820	83,868
		330,237

Japan - 19.1%
Advantest Corp.	845	47,177
Ajinomoto Co., Inc.	572	23,032
Astellas Pharma, Inc.	2,224	21,717
Bridgestone Corp.	650	23,423
Canon, Inc.	1,105	35,752
Chugai Pharmaceutical Co. Ltd.	728	31,609
Dai-ichi Life Holdings, Inc.	1,040	28,572
Daiichi Sankyo Co. Ltd.	2,158	59,510
Daikin Industries Ltd.	312	36,954
Denso Corp.	2,119	29,477
Disco Corp.	104	30,001
East Japan Railway Co.	1,255	22,451
FANUC Corp.	1,079	32,413
Fast Retailing Co. Ltd.	210	69,095
FUJIFILM Holdings Corp.	1,300	28,876
Fujitsu Ltd.	2,028	39,463
Hitachi Ltd.	5,200	132,301
Honda Motor Co. Ltd.	5,226	49,819
Hoya Corp.	390	52,743
ITOCHU Corp.	1,625	75,259
Japan Tobacco, Inc.	1,248	31,969
Kao Corp.	520	20,727
KDDI Corp.	1,677	56,075
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Japan - 19.1% (Continued)
Keyence Corp.	221	$95,827
Komatsu Ltd.	1,066	32,551
Marubeni Corp.	1,872	27,978
Mitsubishi Corp.	4,407	70,739
Mitsubishi Electric Corp.	2,249	37,289
Mitsubishi Heavy Industries Ltd.	3,601	53,309
Mitsubishi UFJ Financial Group, Inc.	11,830	150,912
Mitsui & Co. Ltd.	3,198	63,632
Mitsui Fudosan Co. Ltd.	2,964	26,937
Mizuho Financial Group, Inc.	2,730	75,812
MS&AD Insurance Group Holdings, Inc.	1,635	34,251
Murata Manufacturing Co. Ltd.	2,106	33,533
NEC Corp.	286	28,629
Nintendo Co. Ltd.	1,313	86,605
Nippon Steel Corp.	1,224	25,483
Nippon Telegraph & Telephone Corp.	59,670	58,749
Oriental Land Co. Ltd.	1,170	26,411
ORIX Corp.	1,235	26,254
Otsuka Holdings Co. Ltd.	538	28,222
Panasonic Holdings Corp.	2,470	25,433
Recruit Holdings Co. Ltd.	1,586	111,770
Renesas Electronics Corp. (a)	1,996	27,123
Seven & i Holdings Co. Ltd.	2,712	43,182
Shin-Etsu Chemical Co. Ltd.	2,249	70,720
SMC Corp.	74	28,093
SoftBank Corp.	31,590	40,777
SoftBank Group Corp.	1,144	69,417
Sompo Holdings, Inc.	1,040	29,183
Sony Group Corp.	6,500	144,170
Sumitomo Corp.	1,326	28,761
Sumitomo Mitsui Financial Group, Inc.	3,978	99,209
Suzuki Motor Corp.	1,950	23,499
Takeda Pharmaceutical Co. Ltd.	1,677	45,511
TDK Corp.	2,145	26,118
Terumo Corp.	1,612	30,458
Tokio Marine Holdings, Inc.	2,093	69,634
Tokyo Electron Ltd.	507	85,663
Toyota Motor Corp.	12,337	236,526
		3,196,785

Netherlands - 4.7%
Adyen NV (a)(b)	35	57,005
Argenx SE (a)	72	48,027
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Netherlands - 4.7% (Continued)
ASM International NV	52	$30,587
ASML Holding NV	458	343,375
Ferrovial SE	605	25,984
Heineken NV	325	22,623
ING Groep NV	3,783	63,043
Koninklijke Ahold Delhaize NV	1,079	38,237
Koninklijke Philips NV (a)	897	24,827
Prosus NV	1,599	61,342
Stellantis NV	2,264	30,444
Wolters Kluwer NV	273	49,774
		795,268

Singapore - 1.2%
DBS Group Holdings Ltd.	2,301	75,532
Oversea-Chinese Banking Corp. Ltd.	4,394	56,259
Singapore Telecommunications Ltd.	10,214	25,027
United Overseas Bank Ltd.	1,638	45,211
		202,029

Spain - 2.4%
Amadeus IT Group SA	494	36,386
Banco Bilbao Vizcaya Argentaria SA	6,617	75,852
Banco Santander SA	17,706	91,180
CaixaBank SA	4,160	25,272
Iberdrola SA	7,105	100,536
Industria de Diseno Textil SA	1,261	68,966
		398,192

Sweden - 1.9%
Assa Abloy AB - Class B	1,118	34,343
Atlas Copco AB - Class A	2,951	49,557
Atlas Copco AB - Class B	1,716	25,652
Investor AB (a)	2,015	57,482
Sandvik AB	1,196	24,809
Skandinaviska Enskilda Banken AB - Class A	1,703	24,114
Swedbank AB - Class A	1,248	27,182
Telefonaktiebolaget LM Ericsson - Class B	3,601	27,236
Volvo AB - Class B	1,690	46,747
		317,122

Switzerland - 10.1%
ABB Ltd.	1,820	99,818
Alcon AG	572	52,581
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Switzerland - 10.1% (Continued)
Cie Financiere Richemont SA	533	$103,645
DSM-Firmenich AG	221	22,656
Geberit AG	39	21,873
Givaudan SA	9	39,399
Glencore PLC	12,558	54,575
Holcim AG	572	57,743
Lonza Group AG	87	55,596
Nestle SA	2,964	252,156
Novartis AG	2,396	251,452
Partners Group Holding AG	26	39,767
Roche Holding AG	823	258,444
Sandoz Group AG	537	25,731
Sika AG	182	46,622
Swiss Life Holding AG	35	28,707
Swiss Re AG	338	51,734
UBS Group AG	3,781	134,260
Zurich Insurance Group AG	169	102,764
		1,699,523

United Kingdom - 13.8%
3i Group PLC	1,092	52,859
Anglo American PLC	1,466	43,270
Ashtead Group PLC	494	32,500
AstraZeneca PLC	1,757	247,128
BAE Systems PLC	3,458	52,480
Barclays PLC	17,160	63,191
BP PLC	19,064	99,868
British American Tobacco PLC	2,548	101,001
Compass Group PLC	1,950	67,481
Diageo PLC	2,548	76,422
GSK PLC	4,511	78,584
Haleon PLC	9,128	42,408
HSBC Holdings PLC	21,307	223,421
Imperial Brands PLC	988	33,333
InterContinental Hotels Group PLC	187	25,087
Lloyds Banking Group PLC	72,397	55,959
London Stock Exchange Group PLC	577	86,101
National Grid PLC	5,683	69,040
NatWest Group PLC	8,183	43,942
Reckitt Benckiser Group PLC	806	53,266
RELX PLC	2,145	107,048
Rio Tinto PLC	1,222	74,106
Rolls-Royce Holdings PLC (a)	9,633	72,380
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
United Kingdom - 13.8% (Continued)
Shell PLC	7,249	$240,743
SSE PLC	1,248	25,246
Standard Chartered PLC	2,964	40,131
Tesco PLC	8,047	37,136
Unilever PLC	2,769	159,029
		2,303,160

United States - 0.3%
Flutter Entertainment PLC (a)	195	52,732
TOTAL COMMON STOCKS (Cost $16,386,366)		16,669,678

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Australia - 0.2%
Goodman Group	1,937	43,894
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $45,272)		43,894

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.32% (c)	15,075	15,075
TOTAL SHORT-TERM INVESTMENTS (Cost $15,075)		15,075

TOTAL INVESTMENTS - 99.9% (Cost $16,446,713)		$16,728,647
Other Assets in Excess of Liabilities - 0.1%		10,570
TOTAL NET ASSETS - 100.0%		$16,739,217

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $57,005 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 44.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$825,666	$799,414
Pool QF5342, 4.00%, 12/01/2052	1,427,773	1,304,116
Pool QI2043, 6.00%, 03/01/2054	297,411	300,732
Pool QI4343, 4.50%, 04/01/2054	2,450,400	2,308,529
Pool QJ0145, 6.50%, 07/01/2054	973,034	999,140
Pool QJ0225, 6.00%, 07/01/2054	1,247,655	1,262,366
Pool QJ6384, 5.50%, 10/01/2054	466,649	460,977
Pool QJ6482, 5.00%, 10/01/2054	1,892,970	1,827,370
Pool QJ7677, 5.50%, 11/01/2054	1,993,580	1,973,086
Pool QJ7705, 5.00%, 11/01/2054	498,182	481,696
Pool QX1669, 5.00%, 12/01/2054	914,879	892,609
Pool SD1961, 5.50%, 12/01/2052	375,768	370,966
Pool SD2500, 5.00%, 03/01/2053	901,837	870,302
Pool SD5781, 6.00%, 07/01/2054	621,675	629,394
Pool SD5809, 6.00%, 07/01/2054	1,335,181	1,344,248
Pool SD6591, 5.00%, 10/01/2054	481,533	464,695
Pool SD7029, 5.00%, 12/01/2054	994,402	969,575
Pool SD8256, 4.00%, 10/01/2052	1,929,038	1,761,968
Pool SD8322, 4.50%, 05/01/2053	902,001	848,086
Pool SD8325, 6.00%, 05/01/2053	975,150	982,686
Pool SD8384, 6.00%, 12/01/2053	2,043,932	2,057,173
Federal National Mortgage Association
Pool BW8868, 5.00%, 10/01/2052	1,886,409	1,822,805
Pool DA0007, 5.50%, 09/01/2053	936,688	924,717
Pool DB6624, 5.50%, 06/01/2054	661,174	657,001
Pool DC9709, 6.00%, 01/01/2055	499,554	504,975
Pool FS4932, 6.00%, 06/01/2053	761,349	770,564
Pool FS5635, 4.00%, 11/01/2052	1,842,625	1,683,039
Pool FS8417, 4.00%, 10/01/2052	1,035,582	953,012
Pool FS9287, 5.50%, 09/01/2054	996,238	985,374
Pool MA4919, 5.50%, 02/01/2053	902,644	891,108
Pool MA4941, 5.50%, 03/01/2053	875,732	864,540
Pool MA5008, 4.50%, 05/01/2053	1,352,991	1,272,120
Pool MA5039, 5.50%, 06/01/2053	950,248	938,104
Pool MA5109, 6.50%, 08/01/2053	342,820	352,446
Pool MA5165, 5.50%, 10/01/2053	886,900	875,565
Ginnie Mae II Pool
Pool MA8491, 5.50%, 12/20/2052	1,321,915	1,311,630
Pool MA8493, 6.50%, 12/20/2052	116,289	118,527
Pool MA8570, 5.50%, 01/20/2053	780,231	774,161
Pool MA8647, 5.00%, 02/20/2053	857,193	831,941
Pool MA8725, 5.00%, 03/20/2053	433,589	420,816
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 44.8% (CONTINUED)	Par	Value
Pool MA8726, 5.50%, 03/20/2053	$717,860	$712,275
Pool MA8727, 6.00%, 03/20/2053	1,097,054	1,105,660
Pool MA8800, 5.00%, 04/20/2053	437,861	424,962
Pool MA8801, 5.50%, 04/20/2053	897,535	891,674
Pool MA8877, 4.50%, 05/20/2053	1,371,400	1,295,107
Pool MA8878, 5.00%, 05/20/2053	546,060	529,974
Pool MA8879, 5.50%, 05/20/2053	888,473	881,561
Pool MA8880, 6.00%, 05/20/2053	719,875	725,522
Pool MA8948, 5.50%, 06/20/2053	1,090,158	1,081,677
Pool MA8949, 6.00%, 06/20/2053	1,132,825	1,144,544
Pool MA9017, 5.50%, 07/20/2053	682,950	677,637
Pool MA9018, 6.00%, 07/20/2053	369,511	372,410
Pool MA9105, 5.00%, 08/20/2053	1,834,220	1,780,186
Pool MA9106, 5.50%, 08/20/2053	1,283,180	1,273,197
Pool MA9166, 3.00%, 09/20/2053	175,242	152,932
Pool MA9171, 5.50%, 09/20/2053	1,863,249	1,848,753
Pool MA9305, 5.50%, 11/20/2053	784,646	778,541
Pool MA9539, 4.50%, 03/20/2054	973,419	919,571
TOTAL MORTGAGE-BACKED SECURITIES (Cost $56,952,957)		56,457,756

ASSET-BACKED SECURITIES - 16.2%
ACHV ABS TRUST, Series 2024-2PL, Class D, 6.40%, 10/27/2031 (a)	400,000	402,489
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	202,394
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (a)	250,000	252,811
Avis Budget Car Rental LLC, Series 2023-1A, Class C, 6.23%, 04/20/2029 (a)	300,000	302,108
Bankers Healthcare Group, Inc., Series 2024-1CON, Class C, 6.86%, 04/17/2035 (a)	400,000	404,538
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 07/10/2029 (a)	578,000	589,804
Series 2023-P4, Class D, 7.37%, 10/10/2030 (a)	1,000,000	1,063,425
Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	500,000	528,080
Series 2024-P2, Class D, 6.10%, 06/10/2031	250,000	252,057
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	493,272
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	439,891	418,711
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	489,181
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	587,327
FHF Trust
Series 2024-1A, Class C, 7.42%, 05/15/2031 (a)	250,000	255,556
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	509,457
Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	500,000	496,586
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	825,565	844,617
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 16.2% (CONTINUED)	Par	Value
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	$107,227	$106,305
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	346,383	350,828
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,140,159	944,940
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,034,428
GreenSky Home Improvement Trust 2024-1, Series 2024-1, Class D, 7.33%, 06/25/2059 (a)	500,000	518,425
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	76,675	64,902
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	522,104
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	304,578
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	507,706
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	389,861	334,937
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (a)	500,000	501,327
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class B, 5.56%, 10/15/2035 (a)	500,000	508,720
Pagaya AI Debt Selection Trust
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	158,900	161,262
Series 2024-5, Class C, 7.27%, 10/15/2031 (a)	982,900	1,002,534
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	1,000,000	1,004,596
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	600,000	611,579
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	278,719	279,999
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	202,731
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	250,000	255,908
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	403,187	411,890
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.04%, 04/15/2030 (a)	500,000	511,165
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	88,541	85,508
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	200,000	206,562
Towd Point Mortgage Trust, Series 2024-4, Class A2, 4.42%, 10/27/2064 (a)(b)	1,500,000	1,405,787
Veros Automobile Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	500,000	518,745
TOTAL ASSET-BACKED SECURITIES (Cost $20,092,973)		20,449,879

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 13.2%	Par	Value
United States Treasury Note/Bond
4.63%, 11/15/2026	$1,350,000	$1,358,675
4.13%, 10/31/2027	1,850,000	1,843,749
4.38%, 08/31/2028	1,000,000	1,001,719
3.50%, 04/30/2030	1,000,000	958,594
4.13%, 08/31/2030	1,000,000	985,898
1.25%, 08/15/2031	1,000,000	819,590
1.88%, 02/15/2032	1,300,000	1,097,637
4.13%, 11/15/2032	1,200,000	1,172,039
3.50%, 02/15/2033	1,000,000	932,285
3.88%, 08/15/2033	1,000,000	953,965
4.38%, 05/15/2034	1,000,000	986,328
4.50%, 05/15/2038	1,000,000	987,070
3.50%, 02/15/2039	1,200,000	1,056,328
1.13%, 08/15/2040	1,000,000	599,551
3.88%, 08/15/2040	1,200,000	1,083,351
1.88%, 11/15/2051	1,500,000	827,051
TOTAL U.S. TREASURY SECURITIES (Cost $17,002,912)		16,663,830

CORPORATE BONDS - 9.7%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	92,605
RTX Corp., 6.10%, 03/15/2034	100,000	105,324
		197,929

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., 5.50%, 05/22/2054	100,000	97,428

Automobile Components - 0.2%
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	98,797
Phinia, Inc., 6.75%, 04/15/2029 (a)	100,000	102,904
		201,701

Automotive - 0.2%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	98,024
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	101,209
		199,233

Banks - 1.1%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	205,461
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	200,000	202,714
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	$300,000	$318,028
M&T Bank Corp., 5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034	200,000	192,144
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	200,000	203,022
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	300,701
		1,422,070

Beverages - 0.4%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	87,081
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	143,897
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	199,778
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	79,401
		510,157

Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	100,000	99,559

Brokerage & Investment Management - 0.1%
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	189,557

Building Products - 0.1%
Carrier Global Corp., 3.38%, 04/05/2040	100,000	77,470

Capital Markets - 0.6%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	173,524
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	302,549
MSCI, Inc., 3.25%, 08/15/2033 (a)	100,000	84,583
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	200,000	202,520
		763,176

Chemicals - 0.2%
Mosaic Co., 5.63%, 11/15/2043	100,000	95,243
Nutrien Ltd., 2.95%, 05/13/2030	150,000	135,284
		230,527

Commercial Services & Supplies - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	98,302

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Construction & Engineering - 0.1%
MasTec, Inc., 4.50%, 08/15/2028 (a)	$150,000	$145,939

Construction Machinery - 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	202,314
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	100,000	101,728
		304,042

Construction Materials - 0.2%
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	199,445

Consumer Finance - 0.2%
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	98,548
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	201,446
		299,994

Consumer Staples Distribution & Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	100,000	96,936

Diversified Telecommunication Services - 0.1%
AT&T, Inc., 4.90%, 08/15/2037	100,000	94,236

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., 5.25%, 04/05/2034	100,000	100,025
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	100,087
		200,112

Finance Companies - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	250,000	232,629
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	100,000	101,095
		333,724

Finance-Leasing Companies - 0.2%
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	100,000	102,340
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	100,000	103,690
		206,030

Financial Services - 0.7%
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	101,974
Fiserv, Inc., 5.63%, 08/21/2033	150,000	152,488
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Financial Services - 0.7% (Continued)
Global Payments, Inc., 5.40%, 08/15/2032	$150,000	$150,054
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	200,000	194,540
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	101,475
Radian Group, Inc.
4.88%, 03/15/2027	100,000	99,468
6.20%, 05/15/2029	100,000	102,639
		902,638

Food & Beverage - 0.2%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	174,791
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	93,000	99,137
		273,928

Food Products - 0.4%
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	94,047
J M Smucker Co., 6.20%, 11/15/2033	200,000	210,584
The Campbell's Co., 5.40%, 03/21/2034	100,000	99,537
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	95,025
		499,193

Gold - 0.1%
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	100,000	105,919

Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	81,331
CSX Corp., 6.15%, 05/01/2037	100,000	106,570
		187,901

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	84,141
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	156,465
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	171,418
		412,024

Health Care Services - 0.1%
HCA, Inc., 5.45%, 09/15/2034	100,000	97,873

Household Durables - 0.2%
MDC Holdings, Inc., 6.00%, 01/15/2043	100,000	98,968
NVR, Inc., 3.00%, 05/15/2030	100,000	90,125
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Household Durables - 0.2% (Continued)
PulteGroup, Inc., 6.38%, 05/15/2033	$100,000	$105,238
		294,331

Insurance - 0.1%
MetLife, Inc., 6.50%, 12/15/2032	100,000	109,168

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc., 4.75%, 09/09/2034	100,000	95,378
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	89,895
		185,273

Media - 0.1%
Comcast Corp., 6.50%, 11/15/2035	100,000	108,346

Metals & Mining - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	98,715

Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	79,455
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	100,000	100,002
		179,457

Oil Field Services - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	100,000	89,487

Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	100,699
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	100,075
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	104,865
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	40,000	42,907
Hess Corp., 7.13%, 03/15/2033	100,000	110,900
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	97,356
MPLX LP, 5.00%, 03/01/2033	100,000	96,469
ONEOK, Inc., 6.05%, 09/01/2033	100,000	102,695
Targa Resources Corp., 6.50%, 03/30/2034	100,000	105,806
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	102,095
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	100,919
		1,064,786

Packaged Food & Meats - 0.1%
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	110,392

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 9.7% (CONTINUED)	Par	Value
Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	$100,000	$72,914

Software - 0.1%
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	82,440
VMware LLC, 2.20%, 08/15/2031	100,000	83,306
		165,746

Specialized REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	150,000	151,067
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	97,510
		248,577

Specialty Retail - 0.1%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	99,427
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	100,000	96,500
		195,927

Technology - 0.2%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	100,000	102,481
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	97,203
		199,684

Technology Distributors - 0.1%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	99,164

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	99,249

Trading Companies & Distributors - 0.1%
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	150,000	148,954

Utilities - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	100,000	101,015

Wireless - 0.1%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	146,738
TOTAL CORPORATE BONDS (Cost $12,064,186)		12,164,966

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%	Par	Value
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	$81,418	$83,752
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	440,762	446,873
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 7.70% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	500,000	526,126
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	1,665,675	1,336,178
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	365,452	369,272
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	458,236	369,243
Series 2024-10, Class B2, 7.00%, 03/25/2055 (a)(b)	1,495,478	1,509,502
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,179,383	958,392
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	588,771	489,135
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	830,174	713,554
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	384,736	347,813
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	491,724
Western Alliance Bancorp, Series 2021-CL2, Class M3, 8.45% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	449,445	451,893
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,119,499)		8,093,457

COLLATERALIZED LOAN OBLIGATIONS - 6.1%
Anchorage Credit Funding Ltd., Series 2019-8A, Class BR, 3.01%, 07/25/2037 (a)	400,000	369,848
Apidos CLO, Series 2022-42A, Class C, 8.19% (3 mo. Term SOFR + 3.90%), 01/20/2036 (a)	475,000	483,384
ARES CLO
Series 2020-57A, Class BR, 6.21% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)	1,050,000	1,050,566
Series 2023-68A, Class E, 12.85% (3 mo. Term SOFR + 8.55%), 04/25/2035 (a)	500,000	506,775
Babson CLO Ltd./Cayman Islands, Series 2015-2A, Class DR, 7.50% (3 mo. Term SOFR + 3.21%), 10/20/2030 (a)	1,250,000	1,257,804
Capital Four US CLO Ltd., Series 2022-2A, Class E, 12.74% (3 mo. Term SOFR + 8.45%), 01/21/2035 (a)	500,000	500,297
Northwoods Capital Ltd., Series 2018-12BA, Class BR, 6.06% (3 mo. Term SOFR + 1.70%), 06/15/2031 (a)	500,000	501,172
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.26% (3 mo. Term SOFR + 1.96%), 04/15/2031 (a)	500,000	501,683
Rockford Tower CLO Ltd., Series 2023-1A, Class D, 9.61% (3 mo. Term SOFR + 5.32%), 01/20/2036 (a)	750,000	763,854
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 6.1% (CONTINUED)	Par	Value
Saranac CLO, Series 2013-1A, Class BR, 6.46% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	$28,243	$28,253
Sound Point CLO Ltd., Series 2017-3A, Class B, 6.50% (3 mo. Term SOFR + 2.21%), 10/20/2030 (a)	1,250,000	1,250,000
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.14% (3 mo. Term SOFR + 2.85%), 07/20/2032 (a)	500,000	502,926
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,719,940)		7,716,562

SHORT-TERM INVESTMENTS - 2.5%	Shares	Value
Money Market Funds - 2.5%
First American Government Obligations Fund - Class X, 4.32% (d)	3,136,942	3,136,942
TOTAL SHORT-TERM INVESTMENTS (Cost $3,136,942)		3,136,942

TOTAL INVESTMENTS - 98.9% (Cost $125,089,409)		$124,683,392
Other Assets in Excess of Liabilities - 1.1%		1,340,758
TOTAL NET ASSETS - 100.0%		$126,024,150

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
LP Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $37,739,001 or 29.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF FUTURES CONTRACTS
January 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	215	03/20/2025	$23,401,406	$(207,354)
U.S. Treasury Long Bonds	19	03/20/2025	2,164,219	(53,356)
				$(260,710)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	(1)	03/31/2025	$106,391	$(941)
				$(941)
Net Unrealized Appreciation (Depreciation)				$(261,651)
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 28.2%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	$750,000	$767,622
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	217,120	218,693
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	293,452	296,053
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	347,883	349,738
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	1,000,000	1,004,930
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	40,904	41,080
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	300,000	304,903
Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	1,363,958	1,369,739
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031 (a)	103,077	103,494
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	1,300,000	1,334,252
Series 2023-1, Class D, 6.35%, 04/12/2029 (a)	1,790,000	1,821,517
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	2,200,000	2,263,637
Avis Budget Car Rental LLC
Series 2020-1A, Class B, 2.68%, 08/20/2026 (a)	500,000	496,981
Series 2020-2A, Class B, 2.96%, 02/20/2027 (a)	500,000	492,849
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	400,000	396,770
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (a)	518,784	523,407
Citibank NA, Series 2023-A2, Class A2, 5.02% (SOFR + 0.63%), 12/08/2027	1,172,000	1,175,876
CPS Auto Trust
Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	605,000	641,281
Series 2024-B, Class B, 6.04%, 10/16/2028 (a)	1,000,000	1,014,714
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	2,000,000	2,014,592
Series 2022-3A, Class C, 7.69%, 07/17/2028 (a)	250,000	253,990
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	500,000	501,199
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	816,105
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,030,496
FIGRE Trust 2023-HE1, Series 2024-HE6, Class A, 5.72%, 12/25/2054 (a)(b)	983,452	997,029
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(b)	887,077	878,478
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026 (a)	23,305	23,346
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	71,485	70,870
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	411,944	415,982
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	1,088,632	1,102,602
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 28.2% (CONTINUED)	Par	Value
GLS Auto Receivables Trust, Series 2022-2A, Class D, 6.15%, 04/17/2028 (a)	$800,000	$811,815
GreenSky Home Improvement Issuer Trust 2024-2, Series 2024-2, Class A2, 5.25%, 10/27/2059 (a)	944,496	949,238
GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.85% (30 day avg SOFR US + 1.50%), 01/25/2055 (a)	1,408,522	1,427,175
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (a)	576,000	576,139
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	250,000	256,159
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	146,253	145,503
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	96,228	96,570
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,000,000	1,012,276
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	1,862,000	1,895,652
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	600,000	611,321
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 09/20/2027 (a)	150,000	150,363
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	400,000	398,970
Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	344,538	346,442
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (a)	57,453	56,145
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	27,556	27,871
Series 2023-3, Class B, 9.57%, 12/16/2030 (a)	999,801	1,014,812
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	282,390	284,049
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	499,996	510,222
Series 2023-7, Class ABC, 8.14%, 07/15/2031 (a)(b)	527,199	535,387
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	499,814	512,542
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	178	181
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	2,477,746	2,533,924
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	1,130,697	1,173,984
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	732,101	743,524
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	581,767	597,392
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	1,000,000	1,004,824
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	698,012	705,655
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	260,918	264,186
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	1,080,526	1,093,424
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	864,658	874,662
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	499,978	501,578
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	1,000,000	1,003,034
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	500,000	501,493
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(c)	463,637	470,841
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 28.2% (CONTINUED)	Par	Value
Prosper Marketplace Issuance Trust
Series 2023-1A, Class A, 7.06%, 07/16/2029 (a)	$58,247	$58,480
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	350,000	353,023
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	600,000	611,579
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029 (a)(c)	936,341	938,661
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(c)	851,239	836,867
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	400,000	404,566
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029 (a)	151,873	150,945
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	446,221	450,478
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	500,000	504,186
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	123,891	125,023
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	138,712	140,779
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	403,187	411,890
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	1,500,000	1,549,212
Upstart Pass-Through Trust Series
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	26,570	26,506
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	154,453	152,761
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	343,952	341,678
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	6,184	6,182
Series 2022-2, Class B, 6.10%, 05/20/2032 (a)	73,979	74,170
Series 2024-1, Class A, 5.33%, 11/20/2034 (a)	1,252,939	1,259,773
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	556,374	563,799
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	166,564	167,588
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(c)	469,730	466,044
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(c)	1,981,101	1,982,088
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027 (a)	1,510,000	1,522,421
TOTAL ASSET-BACKED SECURITIES (Cost $58,526,741)		58,908,277

CORPORATE BONDS - 26.7%
Aerospace & Defense - 0.5%
Hexcel Corp., 4.20%, 02/15/2027 (c)	570,000	557,854
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	500,000	495,660
		1,053,514

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Automobile Components - 0.7%
BorgWarner, Inc., 3.38%, 03/15/2025	$800,000	$798,575
Magna International, Inc., 5.98%, 03/21/2026	700,000	699,851
		1,498,426

Automotive - 1.6%
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	800,000	799,569
2.90%, 02/16/2028	1,150,000	1,067,136
General Motors Financial Co., Inc., 2.90%, 02/26/2025	250,000	249,670
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	850,000	844,271
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	300,000	298,811
		3,259,457

Banks - 1.0%
Lloyds Banking Group PLC, 4.58%, 12/10/2025	700,000	698,148
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	250,000	249,960
Truist Bank, 3.63%, 09/16/2025	750,000	744,911
Wells Fargo & Co., 3.00%, 02/19/2025	400,000	399,716
		2,092,735

Brokerage & Investment Management - 0.4%
LPL Holdings, Inc., 5.70%, 05/20/2027	850,000	862,002

Building Products - 0.3%
Carrier Global Corp., 2.24%, 02/15/2025	580,000	579,283

Cable/Satellite TV - 0.1%
Cox Communications, Inc., 3.85%, 02/01/2025 (a)	310,000	310,000

Capital Markets - 0.4%
Ares Capital Corp., 3.25%, 07/15/2025	750,000	744,994

Chemicals - 0.8%
Cabot Corp., 3.40%, 09/15/2026	800,000	780,944
Eastman Chemical Co., 3.80%, 03/15/2025	49,000	48,947
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	570,000	556,206
Nutrien Ltd., 3.00%, 04/01/2025	250,000	249,308
		1,635,405

Commercial Services - 0.1%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	250,000	237,114

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Communications Equipment - 0.4%
Juniper Networks, Inc., 1.20%, 12/10/2025	$900,000	$873,145

Consumer Finance - 0.1%
Capital One Financial Corp., 4.20%, 10/29/2025	300,000	298,555

Containers & Packaging - 0.4%
Sealed Air Corp., 1.57%, 10/15/2026 (a)	950,000	897,428

Diversified Banks - 1.0%
Discover Bank, 3.45%, 07/27/2026	1,100,000	1,077,877
Fifth Third Bank, Inc., 3.85%, 03/15/2026	950,000	939,298
		2,017,175

Diversified Financial Services - 0.2%
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	370,000	367,606

Electric Products-Misc - 0.2%
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (a)	400,000	399,090

Electric Utilities - 0.9%
Edison International
4.95%, 04/15/2025	200,000	199,705
4.70%, 08/15/2025	600,000	597,815
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	999,000	974,919
		1,772,439

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., 2.05%, 03/01/2025	170,000	169,626
Arrow Electronics, Inc., 4.00%, 04/01/2025	900,000	898,680
Flex Ltd., 4.75%, 06/15/2025	906,000	905,867
		1,974,173

Finance Companies - 1.1%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (a)	750,000	749,445
6.38%, 05/04/2028 (a)	1,100,000	1,134,204
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	450,000	449,605
		2,333,254

Finance-Leasing Companies - 0.6%
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (a)	1,101,000	1,154,635

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Financial Services - 1.1%
Athene Global Funding, 5.62%, 05/08/2026 (a)	$700,000	$706,820
Global Payments, Inc., 2.65%, 02/15/2025	610,000	609,218
Radian Group, Inc., 4.88%, 03/15/2027	1,000,000	994,681
		2,310,719

Food & Beverage - 0.5%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	1,100,000	1,099,780

Food Products - 0.2%
The Campbell's Co., 3.95%, 03/15/2025	500,000	499,485

Gas Utilities - 0.1%
National Fuel Gas Co., 5.50%, 10/01/2026	280,000	282,463

Health Care Providers & Services - 0.5%
HCA, Inc., 5.38%, 02/01/2025	650,000	650,000
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	300,000	300,000
		950,000

Hotels, Restaurants & Leisure - 0.7%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)	590,000	590,051
Hyatt Hotels Corp., 5.38%, 04/23/2025 (c)	900,000	900,680
		1,490,731

Household Durables - 0.6%
Meritage Homes Corp., 5.13%, 06/06/2027	650,000	650,680
Whirlpool Corp., 3.70%, 05/01/2025	500,000	498,937
		1,149,617

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., 3.30%, 07/15/2025 (a)	750,000	744,325

Industrial Conglomerates - 0.2%
3M Co., 2.65%, 04/15/2025	400,000	398,413

Insurance - 0.1%
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	250,000	253,670

Leisure Products - 0.5%
Mattel, Inc., 3.38%, 04/01/2026 (a)	1,100,000	1,080,166

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Logistics - 0.4%
Brambles USA, Inc., 4.13%, 10/23/2025 (a)	$900,000	$894,839

Machinery - 0.3%
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	600,000	596,565

Metal, Glass & Plastic Containers - 0.4%
Berry Global, Inc., 1.57%, 01/15/2026	950,000	920,613

Midstream - 0.0%(d)
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	46,000	46,019

Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd., 3.90%, 02/01/2025	305,000	305,000
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	1,010,000	962,578
Enbridge, Inc., 2.50%, 02/14/2025	500,000	499,648
Energy Transfer LP, 2.90%, 05/15/2025	755,000	750,887
EnLink Midstream Partners LP
4.15%, 06/01/2025	500,000	498,782
4.85%, 07/15/2026	200,000	199,381
EQT Corp., 3.90%, 10/01/2027	1,100,000	1,070,345
Kinder Morgan, Inc., 4.30%, 06/01/2025	539,000	538,336
MPLX LP, 4.88%, 06/01/2025	149,000	148,989
Occidental Petroleum Corp., 3.20%, 08/15/2026	700,000	678,926
Ovintiv, Inc., 5.65%, 05/15/2025	600,000	601,209
Phillips 66, 3.85%, 04/09/2025	90,000	89,864
Phillips 66 Co., 3.61%, 02/15/2025	690,000	689,615
Western Midstream Operating LP, 3.10%, 02/01/2025 (c)	650,000	650,000
		7,683,560

Packaging & Containers - 0.1%
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	108,000	103,446

Passenger Airlines - 0.2%
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)	500,000	502,042

Pharmaceuticals - 0.4%
Royalty Pharma PLC, 1.20%, 09/02/2025	900,000	881,350

Private Equity - 0.5%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	1,100,000	1,066,855

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Software - 0.2%
Oracle Corp., 2.50%, 04/01/2025	$490,000	$488,398

Specialized REITs - 0.4%
American Tower Corp., 2.40%, 03/15/2025	170,000	169,539
Host Hotels & Resorts LP
4.00%, 06/15/2025	150,000	149,463
4.50%, 02/01/2026	500,000	497,622
		816,624

Specialty Retail - 0.4%
AutoNation, Inc., 4.50%, 10/01/2025	750,000	747,998

Technology Distributors - 0.3%
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028	662,000	646,155

Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp., 4.63%, 07/10/2025	750,000	749,331
VF Corp., 2.40%, 04/23/2025	720,000	715,407
		1,464,738

Trading Companies & Distributors - 0.9%
Aircastle Ltd.
5.25%, 08/11/2025 (a)	750,000	750,928
2.85%, 01/26/2028 (a)	250,000	233,424
GATX Corp.
3.25%, 03/30/2025	450,000	448,630
3.25%, 09/15/2026	450,000	438,812
		1,871,794

Transaction & Payment Processing Services - 0.3%
Block Financial LLC, 5.25%, 10/01/2025	600,000	601,285

Trucking & Leasing - 0.4%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.95%, 03/10/2025 (a)	275,000	274,798
5.75%, 05/24/2026 (a)	625,000	631,556
		906,354

Utilities - 0.4%
Vistra Operations Co. LLC, 5.13%, 05/13/2025 (a)	800,000	800,894
TOTAL CORPORATE BONDS (Cost $55,611,806)		55,659,328

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.1%	Par	Value
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	$162,836	$167,503
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	881,525	893,747
Federal Home Loan Mortgage Corp.
Series K046, Class A2, 3.21%, 03/25/2025	1,854,219	1,849,743
Series K047, Class A2, 3.33%, 05/25/2025 (b)	1,458,702	1,453,159
Series K048, Class A2, 3.28%, 06/25/2025 (b)	1,755,625	1,748,125
Series K049, Class A2, 3.01%, 07/25/2025	363,189	360,841
Series K050, Class A2, 3.33%, 08/25/2025 (b)	951,607	945,615
Series K053, Class A2, 3.00%, 12/25/2025	2,000,000	1,977,076
Series K054, Class A2, 2.75%, 01/25/2026	756,285	744,737
Series K055, Class A2, 2.67%, 03/25/2026	2,179,931	2,139,899
Series K056, Class A2, 2.53%, 05/25/2026	2,500,000	2,444,027
Series K057, Class A2, 2.57%, 07/25/2026	1,475,000	1,440,128
Series K058, Class A2, 2.65%, 08/25/2026	2,275,000	2,213,994
Series K062, Class A2, 3.41%, 12/25/2026	2,000,000	1,961,098
Series K732, Class A2, 3.70%, 05/25/2025	392,651	391,480
Series K735, Class A2, 2.86%, 05/25/2026	481,449	473,005
Series K-F100, Class AS, 4.71% (30 day avg SOFR US + 0.18%), 01/25/2028	379,549	376,717
Series K-F101, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 01/25/2031	396,664	390,401
Series K-F113, Class AS, 4.76% (30 day avg SOFR US + 0.23%), 05/25/2028	322,511	320,236
Series K-F114, Class AS, 4.75% (30 day avg SOFR US + 0.22%), 05/25/2031	1,145,771	1,129,416
Series K-F115, Class AS, 4.74% (30 day avg SOFR US + 0.21%), 06/25/2031	2,123,853	2,092,641
Series K-F117, Class AS, 4.77% (30 day avg SOFR US + 0.24%), 06/25/2031	403,079	398,028
Series K-F118, Class AS, 4.73% (30 day avg SOFR US + 0.20%), 07/25/2028	243,808	241,701
Series K-F121, Class AS, 4.71% (30 day avg SOFR US + 0.18%), 08/25/2028	779,474	772,029
Series KF125, Class AS, 4.75% (30 day avg SOFR US + 0.22%), 10/25/2028	1,199,181	1,188,896
Series KF129, Class AS, 4.78% (30 day avg SOFR US + 0.25%), 01/25/2029	411,434	406,140
Series KF133, Class AS, 4.90% (30 day avg SOFR US + 0.37%), 02/25/2029	457,894	456,143
Series KF160, Class AS, 5.23% (30 day avg SOFR US + 0.70%), 10/25/2030	591,847	595,954
Series KF48, Class A, 4.93% (30 day avg SOFR US + 0.40%), 06/25/2028	1,093,494	1,091,315
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.1% (CONTINUED)	Par	Value
Series KF57, Class A, 5.18% (30 day avg SOFR US + 0.65%), 12/25/2028	$714,803	$719,272
Series KF59, Class A, 5.18% (30 day avg SOFR US + 0.65%), 02/25/2029	1,002,995	1,009,466
Series KF61, Class A, 5.17% (30 day avg SOFR US + 0.64%), 03/25/2029	437,183	439,885
Series KF75, Class AL, 5.15% (30 day avg SOFR US + 0.62%), 12/25/2029	265,666	264,338
Series KF75, Class AS, 5.07% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	398,499	399,684
Series KF88, Class AL, 4.97% (30 day avg SOFR US + 0.44%), 09/25/2030	1,734,118	1,730,740
Series KF90, Class AS, 4.91% (30 day avg SOFR US + 0.38%), 09/25/2030	340,826	337,376
Series KF91, Class AS, 4.91% (30 day avg SOFR US + 0.38%), 10/25/2030	311,946	310,353
Series KF94, Class AL, 4.94% (30 day avg SOFR US + 0.41%), 11/25/2030	1,012,831	1,009,258
Series KF94, Class AS, 4.87% (30 day avg SOFR US + 0.34%), 11/25/2030	337,610	334,735
Series KF95, Class AL, 4.90% (30 day avg SOFR US + 0.37%), 11/25/2030	358,620	354,873
Series KF96, Class AL, 4.90% (30 day avg SOFR US + 0.37%), 12/25/2030	948,548	943,287
Series KF97, Class AS, 4.78% (30 day avg SOFR US + 0.25%), 12/25/2030	197,842	195,494
Series KJ21, Class A2, 3.70%, 09/25/2026	2,168,987	2,151,672
Series KLU2, Class A7, 2.23%, 09/25/2025 (b)	1,185,362	1,168,449
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 5.20% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	249,385	249,619
Series 2022-DNA3, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 04/25/2042 (a)	225,940	228,909
Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042 (a)	1,050,000	1,120,962
Series 2024-DNA1, Class M1, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	1,223,306	1,230,204
Series 2024-HQA2, Class M1, 5.55% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	1,750,900	1,759,458
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(b)	330,770	335,375
Home RE Ltd., Series 2023-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 10/25/2033 (a)	238,315	238,854
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.1% (CONTINUED)	Par	Value
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (a)(c)	$809,172	$817,736
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(b)	281,433	283,464
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,267,242)		48,297,257

COLLATERALIZED LOAN OBLIGATIONS - 14.0%
Atlas Senior Loan Fund Ltd., Series 2021-18A, Class X, 5.40% (3 mo. Term SOFR + 1.11%), 01/18/2035 (a)	266,667	266,663
Blackstone, Inc., Series 2018-1A, Class A2, 5.57% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	162,391	162,653
BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.49% (3 mo. Term SOFR + 1.19%), 10/25/2030 (a)	322,576	323,315
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.63% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	1,279,657	1,283,679
Carbone CLO LLC, Series 2017-1A, Class A1, 5.69% (3 mo. Term SOFR + 1.40%), 01/20/2031 (a)	1,021,363	1,021,795
CIFC Funding Ltd., Series 2013-4A, Class A1RR, 5.62% (3 mo. Term SOFR + 1.32%), 04/27/2031 (a)	497,916	498,593
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.65% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,115,175	1,116,638
KKR CLO Trust, Series 21, Class A, 5.56% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	231,011	231,455
LCM XIII LP, Series 14A, Class AR, 5.59% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	416,098	416,519
Madison Park Funding Ltd.
Series 2015-18A, Class ARR, 5.49% (3 mo. Term SOFR + 1.20%), 10/21/2030 (a)	1,301,867	1,304,569
Series 2021-52A, Class X, 5.45% (3 mo. Term SOFR + 1.16%), 01/22/2035 (a)	368,421	368,419
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 5.60% (3 mo. Term SOFR + 1.30%), 10/15/2036 (a)	1,000,000	1,001,816
MidOcean Credit CLO, Series 2016-6A, Class ARRR, 5.52% (3 mo. Term SOFR + 1.23%), 04/20/2033 (a)	889,520	891,541
Milos Clo, Series 2017-1A, Class AR, 5.62% (3 mo. Term SOFR + 1.33%), 10/20/2030 (a)	1,200,613	1,203,881
Mountain View Funding CLO, Series 2017-2A, Class AR, 5.61% (3 mo. Term SOFR + 1.30%), 01/16/2031 (a)	830,938	832,393
OCP CLO Ltd., Series 2014-5A, Class A1R, 5.64% (3 mo. Term SOFR + 1.34%), 04/26/2031 (a)	190,007	190,399
Octagon Investment Partners Ltd., Series 2016-1A, Class XRR, 5.60% (3 mo. Term SOFR + 1.30%), 04/24/2037 (a)	1,118,421	1,122,355
OZLM Ltd., Series 2019-24A, Class A1AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	2,093,947	2,097,909
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 14.0% (CONTINUED)	Par	Value
Parliament Funding, Series 2020-1A, Class BR, 6.20% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	$1,700,000	$1,702,948
ROMARK CLO LLC, Series 2021-5A, Class X, 5.56% (3 mo. Term SOFR + 1.26%), 01/15/2035 (a)	842,105	842,093
Saranac CLO, Series 2013-1A, Class BR, 6.46% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	28,243	28,253
Sound Point CLO Ltd.
Series 2015-2A, Class ARRR, 5.76% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	956,759	959,568
Series 2018-1A, Class A, 5.56% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	1,498,579	1,501,395
Steele Creek CLO Ltd., Series 2014-1RA, Class B, 6.05% (3 mo. Term SOFR + 1.76%), 04/21/2031 (a)	1,250,000	1,251,596
Symphony CLO Ltd., Series 2021-26A, Class AR, 5.63% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	1,692,478	1,695,081
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.57% (3 mo. Term SOFR + 1.28%), 10/13/2032 (a)	910,083	912,021
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.70% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	967,156	967,492
TIAA CLO Ltd.
Series 2016-1A, Class ARR, 5.54% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	1,183,367	1,185,382
Series 2017-2A, Class A, 5.72% (3 mo. Term SOFR + 1.41%), 01/16/2031 (a)	775,969	777,234
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.49% (3 mo. Term SOFR + 1.20%), 01/20/2032 (a)	2,996,419	3,002,697
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $29,163,667)		29,160,352

U.S. TREASURY SECURITIES - 0.6%
United States Treasury Note/Bond
1.50%, 02/15/2025	800,000	799,259
2.75%, 05/15/2025	500,000	497,843
TOTAL U.S. TREASURY SECURITIES (Cost $1,295,712)		1,297,102

MORTGAGE-BACKED SECURITIES - 0.3%
Federal Home Loan Mortgage Corp., Series KF130, Class AS, 4.82% (30 day avg SOFR US + 0.29%), 01/25/2029	592,218	590,836
TOTAL MORTGAGE-BACKED SECURITIES (Cost $588,979)		590,836

SHORT-TERM INVESTMENTS - 7.0%	Shares
Money Market Funds - 4.7%
First American Government Obligations Fund - Class X, 4.32% (e)	9,792,895	9,792,895

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 7.0%	Par	Value
U.S. Treasury Bills - 2.3%
4.31%, 03/20/2025 (f)	$2,000,000	$1,988,867
4.36%, 09/04/2025 (f)	3,000,000	2,927,808
		4,916,675
TOTAL SHORT-TERM INVESTMENTS (Cost $14,706,389)		14,709,570

TOTAL INVESTMENTS - 99.9% (Cost $208,160,536)		$208,622,722
Other Assets in Excess of Liabilities - 0.1%		158,685
TOTAL NET ASSETS - 100.0%		$208,781,407

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
LP Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $110,837,369 or 53.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2025.

(c)	Step coupon bond. The rate disclosed is as of January 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(f)	The rate shown is the annualized effective yield as of January 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
January 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	17	03/31/2025	$3,495,625	$(192)
Net Unrealized Appreciation (Depreciation)				$(192)

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2025 (Unaudited)

	Strive 500 ETF	Strive Mid-Cap ETF	Strive Small-Cap ETF	Strive 1000 Growth ETF
ASSETS:
Investments, at value (See Note 2)	$814,413,162	$16,625,649	$63,109,633	$118,584,336
Dividends receivable	434,132	3,982	10,883	29,638
Interest receivable	7,567	151	307	1,601
Dividend tax reclaims receivable	3,679	33	—	608
Security lending income receivable (See Note 4)	38	—	287	83
Total assets	814,858,578	16,629,815	63,121,110	118,616,266

LIABILITIES:
Payable to adviser (See Note 3)	36,705	2,288	9,083	17,301
Payable upon return of securities loaned (See Note 4)	435,016	—	305,255	18,783
Total liabilities	471,721	2,288	314,338	36,084
NET ASSETS	$814,386,857	$16,627,527	$62,806,772	$118,580,182

NET ASSETS CONSISTS OF:
Paid-in capital	$636,473,276	$15,157,375	$56,197,862	$92,160,723
Total distributable earnings (accumulated deficit)	177,913,581	1,470,152	6,608,910	26,419,459
Total net assets	$814,386,857	$16,627,527	$62,806,772	$118,580,182

Net assets	$814,386,857	$16,627,527	$62,806,772	$118,580,182
Shares issued and outstanding(a)	20,930,000	610,000	1,950,000	2,660,000
Net asset value per share	$38.91	$27.26	$32.21	$44.58

COST:
Investments, at cost	$636,791,956	$15,116,143	$56,062,205	$92,222,449

LOANED SECURITIES:
At value (included in investments)	$408,199	$—	$292,753	$17,988

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2025 (Unaudited)

	Strive 1000 Value ETF	Strive 1000 Dividend Growth ETF	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
ASSETS:
Investments, at value (See Note 2)	$69,015,832	$50,520,152	$304,430,825	$78,796,448
Dividends receivable	74,457	37,851	140,535	24,249
Interest receivable	445	435	285	257
Dividend tax reclaims receivable	136	—	3,368	—
Security lending income receivable (See Note 4)	12	—	—	20
Total assets	69,090,882	50,558,438	304,575,013	78,820,974

LIABILITIES:
Payable to adviser (See Note 3)	9,272	14,664	109,504	27,698
Payable upon return of securities loaned (See Note 4)	147,310	—	—	—
Total liabilities	156,582	14,664	109,504	27,698
NET ASSETS	$68,934,300	$50,543,774	$304,465,509	$78,793,276

NET ASSETS CONSISTS OF:
Paid-in capital	$61,754,439	$42,351,175	$327,071,005	$75,633,041
Total distributable earnings (accumulated deficit)	7,179,861	8,192,599	(22,605,496)	3,160,235
Total net assets	$68,934,300	$50,543,774	$304,465,509	$78,793,276

Net assets	$68,934,300	$50,543,774	$304,465,509	$78,793,276
Shares issued and outstanding(a)	2,240,000	1,500,000	10,930,000	1,720,000
Net asset value per share	$30.77	$33.70	$27.86	$45.81

COST:
Investments, at cost	$62,337,798	$42,549,979	$320,957,303	$74,805,788

LOANED SECURITIES:
At value (included in investments)	$138,796	$—	$—	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

2

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2025 (Unaudited)

	Strive Natural Resources and Security ETF	Strive Emerging Markets Ex-China ETF	Strive International Developed Markets ETF
ASSETS:
Investments, at value (See Note 2)	$27,192,459	$97,875,312	$16,728,647
Dividends receivable	15,493	134,860	9,288
Interest receivable	30	2,583	38
Dividend tax reclaims receivable	—	11,907	2,669
Foreign currency, at value	—	43,911	2,569
Total assets	27,207,982	98,068,573	16,743,211

LIABILITIES:
Payable to adviser (See Note 3)	11,014	26,574	3,990
Payable for investments purchased	—	183	4
Deferred foreign capital gains tax	—	459,260	—
Total liabilities	11,014	486,017	3,994
NET ASSETS	$27,196,968	$97,582,556	$16,739,217

NET ASSETS CONSISTS OF:
Paid-in capital	$25,166,987	$92,238,425	$16,509,014
Total distributable earnings (accumulated deficit)	2,029,981	5,344,131	230,203
Total net assets	$27,196,968	$97,582,556	$16,739,217

Net assets	$27,196,968	$97,582,556	$16,739,217
Shares issued and outstanding(a)	860,000	3,450,000	650,000
Net asset value per share	$31.62	$28.28	$25.75

COST:
Investments, at cost	$25,927,426	$87,554,724	$16,446,713
Foreign currency, at cost	$—	$43,913	$2,577

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

3

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2025 (Unaudited)

	Strive Total Return Bond ETF	Strive Enhanced Income Short Maturity ETF
ASSETS:
Investments, at value (See Note 2)	$124,683,392	$208,622,722
Interest receivable	740,277	1,017,099
Deposit at broker for future contracts	651,977	31,351
Total assets	126,075,646	209,671,172

LIABILITIES:
Payable for investments purchased	—	848,292
Payable to adviser (See Note 3)	51,496	41,473
Total liabilities	51,496	889,765
NET ASSETS	$126,024,150	$208,781,407

NET ASSETS CONSISTS OF:
Paid-in capital	$127,790,776	$208,057,085
Total distributable earnings (accumulated deficit)	(1,766,626)	724,322
Total net assets	$126,024,150	$208,781,407

Net assets	$126,024,150	$208,781,407
Shares issued and outstanding(a)	6,370,000	10,290,000
Net asset value per share	$19.78	$20.29

COST:
Investments, at cost	$125,089,409	$208,160,536

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

4

STRIVE ETFs

STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2025 (Unaudited)

	Strive 500 ETF	Strive Mid-Cap ETF	Strive Small-Cap ETF	Strive 1000 Growth ETF
INVESTMENT INCOME:
Dividend income	$4,499,230	$95,211	$510,391	$369,692
Less: Dividend withholding taxes	(1,147)	(53)	(233)	(196)
Less: Issuance fees	(65)	(6)	—	(5)
Interest income	56,005	817	4,146	8,390
Securities lending income (See Note 4)	3,018	—	3,178	552
Total investment income	4,557,041	95,969	517,482	378,433

EXPENSES:
Investment advisory fee (See Note 3)	191,448	12,336	51,501	89,889
Total expenses	191,448	12,336	51,501	89,889
NET INVESTMENT INCOME (LOSS)	4,365,593	83,633	465,981	288,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(576,337)	(115,422)	(1,173,555)	(118,106)
In-kind redemptions	1,210,929	86,278	2,047,911	259,206
Net realized gain (loss)	634,592	(29,144)	874,356	141,100

Net change in unrealized appreciation (depreciation) on:
Investments	64,824,769	986,988	437,919	11,034,164
Net change in unrealized appreciation (depreciation)	64,824,769	986,988	437,919	11,034,164
Net realized and unrealized gain (loss)	65,459,361	957,844	1,312,275	11,175,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,824,954	$1,041,477	$1,778,256	$11,463,808

The accompanying notes are an integral part of these financial statements.

5

STRIVE ETFs
STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended January 31, 2025 (Unaudited)

	Strive 1000 Value ETF	Strive 1000 Dividend Growth ETF	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
INVESTMENT INCOME:
Dividend income	$802,724	$371,222	$5,104,909	$272,902
Less: Dividend withholding taxes	(53)	(223)	—	(3,146)
Less: Issuance fees	(16)	(3)	—	(90)
Interest income	4,022	2,782	8,863	4,464
Securities lending income (See Note 4)	648	586	997	44
Total investment income	807,325	374,364	5,114,769	274,174

EXPENSES:
Investment advisory fee (See Note 3)	53,376	82,733	661,840	160,190
Total expenses	53,376	82,733	661,840	160,190
NET INVESTMENT INCOME (LOSS)	753,949	291,631	4,452,929	113,984

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(145,886)	(24,465)	(2,467,758)	(1,504,128)
In-kind redemptions	840,978	733,360	5,532,796	1,930,219
Net realized gain (loss)	695,092	708,895	3,065,038	426,091

Net change in unrealized appreciation (depreciation) on:
Investments	1,560,676	1,329,963	(33,046,958)	(3,427,256)
Net change in unrealized appreciation (depreciation)	1,560,676	1,329,963	(33,046,958)	(3,427,256)
Net realized and unrealized gain (loss)	2,255,768	2,038,858	(29,981,920)	(3,001,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,009,717	$2,330,489	$(25,528,991)	$(2,887,181)

The accompanying notes are an integral part of these financial statements.

6

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended January 31, 2025 (Unaudited)

	Strive Natural Resources and Security ETF	Strive Emerging Markets Ex-China ETF	Strive International Developed Markets ETF
INVESTMENT INCOME:
Dividend income	$239,110	$1,052,786	$134,085
Less: Dividend withholding taxes	(7,382)	(144,800)	(16,119)
Less: Issuance fees	—	—	(4)
Interest income	1,145	26,734	845
Securities lending income (See Note 4)	391	—	—
Total investment income	233,264	934,720	118,807

EXPENSES:
Investment advisory fee (See Note 3)	61,728	161,721	20,585
Total expenses	61,728	161,721	20,585
NET INVESTMENT INCOME (LOSS)	171,536	772,999	98,222

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments (net of foreign capital gains tax of $0, $36,747 and $0, respectively)	(202,337)	(332,997)	(52,851)
In-kind redemptions	1,087,223	25,159	—
Foreign currency translation	(810)	(40,277)	(1,146)
Net realized gain (loss)	884,076	(348,115)	(53,997)

Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $0, $1,381,463 and $0, respectively)	375,747	(4,759,637)	306,721
Foreign currency translation	53,712	1,248,464	(145,177)
Net change in unrealized appreciation (depreciation)	429,459	(3,511,173)	161,544
Net realized and unrealized gain (loss)	1,313,535	(3,859,288)	107,547
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,485,071	$(3,086,289)	$205,769

The accompanying notes are an integral part of these financial statements.

7

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended January 31, 2025 (Unaudited)

	Strive Total Return Bond ETF	Strive Enhanced Income Short Maturity ETF
INVESTMENT INCOME:
Interest income	$3,264,969	$4,332,882
Total investment income	3,264,969	4,332,882

EXPENSES:
Investment advisory fee (See Note 3)	287,442	187,605
Total expenses	287,442	187,605
NET INVESTMENT INCOME (LOSS)	2,977,527	4,145,277

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	78,442	67,890
Futures contracts	(368,498)	(9,234)
Net realized gain (loss)	(290,056)	58,656

Net change in unrealized appreciation (depreciation) on:
Investments	(1,969,433)	47,965
Future contracts	(1,039,440)	(17,657)
Net change in unrealized appreciation (depreciation)	(3,008,873)	30,308
Net realized and unrealized gain (loss)	(3,298,929)	88,964
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(321,402)	$4,234,241

The accompanying notes are an integral part of these financial statements.

8

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Strive 500 ETF		Strive Mid Cap ETF
	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024	For the Period Ended January 31, 2025 (Unaudited)	For the Period Ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$4,365,593	$5,657,210	$83,633	$30,394
Net realized gain (loss)	634,592	4,645,378	(29,144)	(11,259)
Net change in unrealized appreciation (depreciation)	64,824,769	82,705,354	986,988	522,518
Net increase (decrease) in net assets from operations	69,824,954	93,007,942	1,041,477	541,653

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders (See Note 7)	(4,287,157)	(5,358,321)	(91,313)	(21,665)
Total distributions to shareholders	(4,287,157)	(5,358,321)	(91,313)	(21,665)

CAPITAL TRANSACTIONS:
Subscriptions	150,693,290	281,414,552	3,781,616	11,867,833
Redemptions	(3,052,219)	(19,724,717)	(492,074)	—
ETF transaction fees (See Note 1)	11	9	—	—
Net increase (decrease) in net assets from capital transactions	147,641,082	261,689,844	3,289,542	11,867,833

NET INCREASE (DECREASE) IN NET ASSETS	213,178,879	349,339,465	4,239,706	12,387,821

NET ASSETS:
Beginning of the period	601,207,978	251,868,513	12,387,821	—
End of the period	$814,386,857	$601,207,978	$16,627,527	$12,387,821

SHARES TRANSACTIONS
Subscriptions	4,570,000	9,060,000	260,000	490,000
Redemptions	(80,000)	(650,000)	(20,000)	—
Total increase (decrease) in shares outstanding	4,490,000	8,410,000	240,000	490,000

(a)	Inception date of the Fund was April 10, 2024.

The accompanying notes are an integral part of these financial statements.

9

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Small-Cap ETF		Strive 1000 Growth ETF
	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$465,981	$507,005	$288,544	$342,956
Net realized gain (loss)	874,356	1,497,696	141,100	102,826
Net change in unrealized appreciation (depreciation)	437,919	4,721,382	11,034,164	12,170,244
Net increase (decrease) in net assets from operations	1,778,256	6,726,083	11,463,808	12,616,026

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders (See Note 7)	(603,011)	(530,975)	(267,388)	(350,997)
Total distributions to shareholders	(603,011)	(530,975)	(267,388)	(350,997)

CAPITAL TRANSACTIONS:
Subscriptions	12,168,027	35,108,214	21,252,704	46,415,893
Redemptions	(5,382,234)	(10,297,175)	(821,471)	(706,110)
ETF transaction fees (See Note 1)	1	4	—	1
Net increase (decrease) in net assets from capital transactions	6,785,794	24,811,043	20,431,233	45,709,784

NET INCREASE (DECREASE) IN NET ASSETS	7,961,039	31,006,151	31,627,653	57,974,813

NET ASSETS:
Beginning of the period	54,845,733	23,839,582	86,952,529	28,977,716
End of the period	$62,806,772	$54,845,733	$118,580,182	$86,952,529

SHARES TRANSACTIONS
Subscriptions	490,000	1,260,000	550,000	1,310,000
Redemptions	(180,000)	(370,000)	(20,000)	(20,000)
Total increase (decrease) in shares outstanding	310,000	890,000	530,000	1,290,000

The accompanying notes are an integral part of these financial statements.

10

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Value ETF		Strive 1000 Dividend Growth ETF
	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$753,949	$815,676	$291,631	$499,800
Net realized gain (loss)	695,092	569,429	708,895	134,921
Net change in unrealized appreciation (depreciation)	1,560,676	4,181,033	1,329,963	5,164,282
Net increase (decrease) in net assets from operations	3,009,717	5,566,138	2,330,489	5,799,003

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders (See Note 7)	(748,244)	(750,769)	(297,077)	(485,575)
Total distributions to shareholders	(748,244)	(750,769)	(297,077)	(485,575)

CAPITAL TRANSACTIONS:
Subscriptions	14,653,504	36,289,885	6,644,110	17,841,150
Redemptions	(2,659,611)	(3,526,850)	(1,333,505)	(2,370,182)
Net increase (decrease) in net assets from capital transactions	11,993,893	32,763,035	5,310,605	15,470,968

NET INCREASE (DECREASE) IN NET ASSETS	14,255,366	37,578,404	7,344,017	20,784,396

NET ASSETS:
Beginning of the period	54,678,934	17,100,530	43,199,757	22,415,361
End of the period	$68,934,300	$54,678,934	$50,543,774	$43,199,757

SHARES TRANSACTIONS
Subscriptions	590,000	1,330,000	230,000	620,000
Redemptions	(90,000)	(130,000)	(50,000)	(80,000)
Total increase (decrease) in shares outstanding	500,000	1,200,000	180,000	540,000

The accompanying notes are an integral part of these financial statements.

11

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Energy ETF		Strive U.S. Semiconductor ETF
	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$4,452,929	$9,493,069	$113,984	$269,073
Net realized gain (loss)	3,065,038	15,050,085	426,091	13,999,964
Net change in unrealized appreciation (depreciation)	(33,046,958)	(4,310,160)	(3,427,256)	(1,271,109)
Net increase (decrease) in net assets from operations	(25,528,991)	20,232,994	(2,887,181)	12,997,928

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders (See Note 7)	(4,395,438)	(9,743,291)	(138,556)	(254,625)
Total distributions to shareholders	(4,395,438)	(9,743,291)	(138,556)	(254,625)

CAPITAL TRANSACTIONS:
Subscriptions	41,989,840	98,672,695	5,057,965	67,659,754
Redemptions	(51,810,756)	(125,154,920)	(6,408,243)	(33,860,172)
Net increase (decrease) in net assets from capital transactions	(9,820,916)	(26,482,225)	(1,350,278)	33,799,582

NET INCREASE (DECREASE) IN NET ASSETS	(39,745,345)	(15,992,522)	(4,376,015)	46,542,885

NET ASSETS:
Beginning of the period	344,210,854	360,203,376	83,169,291	36,626,406
End of the period	$304,465,509	$344,210,854	$78,793,276	$83,169,291

SHARES TRANSACTIONS
Subscriptions	1,470,000	3,120,000	350,000	1,530,000
Redemptions	(1,920,000)	(4,060,000)	(350,000)	(780,000)
Total increase (decrease) in shares outstanding	(450,000)	(940,000)	—	750,000

The accompanying notes are an integral part of these financial statements.

12

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Natural Resources and Security ETF		Strive Emerging Markets Ex-China ETF
	For the Period Ended January 31, 2025 (Unaudited)	For the Period Ended July 31, 2024(a)	For the Period Ended January 31, 2025 (Unaudited)	For the Year Ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$171,536	$87,473	$772,999	$2,883,534
Net realized gain (loss)	884,076	348,917	(348,115)	(3,135,048)
Net change in unrealized appreciation (depreciation)	429,459	835,574	(3,511,173)	3,542,221
Net increase (decrease) in net assets from operations	1,485,071	1,271,964	(3,086,289)	3,290,707

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders (See Note 7)	(192,398)	(76,248)	(2,743,264)	(1,599,535)
Total distributions to shareholders	(192,398)	(76,248)	(2,743,264)	(1,599,535)

CAPITAL TRANSACTIONS:
Subscriptions	13,095,996	25,055,282	4,469,560	31,796,470
Redemptions	(10,399,467)	(3,043,232)	(1,411,315)	(87,293,030)
ETF transaction fees (See Note 1)	—	—	8,197	424,052
Net increase (decrease) in net assets from capital transactions	2,696,529	22,012,050	3,066,442	(55,072,508)

NET INCREASE (DECREASE) IN NET ASSETS	3,989,202	23,207,766	(2,763,111)	(53,381,336)

NET ASSETS:
Beginning of the period	23,207,766	—	100,345,667	153,727,003
End of the period	$27,196,968	$23,207,766	$97,582,556	$100,345,667

SHARES TRANSACTIONS
Subscriptions	660,000	910,000	300,000	1,150,000
Redemptions	(450,000)	(110,000)	(50,000)	(3,500,000)
Total increase (decrease) in shares outstanding	210,000	800,000	250,000	(2,350,000)

(a)	Inception date of the Fund was August 30, 2023.

The accompanying notes are an integral part of these financial statements.

13

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive International Developed Markets ETF		Strive Total Return Bond ETF
	For the Period Ended January 31, 2025 (Unaudited)	For the Period Ended July 31, 2024(a)	For the Period Ended January 31, 2025 (Unaudited)	For the Period Ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$98,222	$4,944	$2,977,527	$3,701,274
Net realized gain (loss)	(53,997)	(56)	(290,056)	(894,469)
Net change in unrealized appreciation (depreciation)	161,544	120,273	(3,008,873)	2,341,205
Net increase (decrease) in net assets from operations	205,769	125,161	(321,402)	5,148,010

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders (See Note 7)	(100,727)	—	(2,956,019)	(3,637,215)
Total distributions to shareholders	(100,727)	—	(2,956,019)	(3,637,215)

CAPITAL TRANSACTIONS:
Subscriptions	6,364,635	10,144,250	27,445,317	100,345,459
ETF transaction fees (See Note 1)	59	70	—	—
Net increase (decrease) in net assets from capital transactions	6,364,694	10,144,320	27,445,317	100,345,459

NET INCREASE (DECREASE) IN NET ASSETS	6,469,736	10,269,481	24,167,896	101,856,254

NET ASSETS:
Beginning of the period	10,269,481	—	101,856,254	—
End of the period	$16,739,217	$10,269,481	$126,024,150	$101,856,254

SHARES TRANSACTIONS
Subscriptions	600,000	400,000	1,540,000	5,020,000
Total increase (decrease) in shares outstanding	600,000	400,000	1,540,000	5,020,000

(a)	Inception date of the Fund was June 25, 2024.

(b)	Inception date of the Fund was August 9, 2023.

The accompanying notes are an integral part of these financial statements.

14

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Enhanced Income Short Maturity ETF
	For the Period Ended January 31, 2025 (Unaudited)	For the Period Ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$4,145,277	$4,183,104
Net realized gain (loss)	58,656	51,287
Net change in unrealized appreciation (depreciation)	30,308	431,686
Net increase (decrease) in net assets from operations	4,234,241	4,666,077

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders (See Note 7)	(4,082,848)	(4,093,148)
Total distributions to shareholders	(4,082,848)	(4,093,148)

CAPITAL TRANSACTIONS:
Subscriptions	101,338,843	119,308,162
Redemptions	(8,336,895)	(4,253,025)
ETF transaction fees (See Note 1)	—	—
Net increase (decrease) in net assets from capital transactions	93,001,948	115,055,137

NET INCREASE (DECREASE) IN NET ASSETS	93,153,341	115,628,066

NET ASSETS:
Beginning of the period	115,628,066	—
End of the period	$208,781,407	$115,628,066

SHARES TRANSACTIONS
Subscriptions	5,350,000	5,920,000
Redemptions	(500,000)	(210,000)
Total increase (decrease) in shares outstanding	4,850,000	5,710,000

(a)	Inception date of the Fund was August 9, 2023.
The accompanying notes are an integral part of these financial statements.

15

STRIVE ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Strive 500 ETF
1/31/2025(f)	$35.34	0.23	3.56	3.79	(0.22)	—	(0.22)	$0.00(h)	$38.91	10.75%	$814,387	0.05%	1.24%	1%
7/31/2024	$29.29	0.44	6.02	6.46	(0.41)	—	(0.41)	$0.00(h)	$35.34	22.26%	$601,208	0.05%	1.40%	4%
7/31/2023(i)	$25.10	0.35	4.10	4.45	(0.26)	—	(0.26)	$0.00	$29.29	17.85%	$251,869	0.05%	1.52%	3%

Strive Mid Cap ETF
1/31/2025(f)	$25.28	0.16	1.99	2.15	(0.17)	(0.00)(h)	(0.17)	$0.00	$27.26	8.55%	$16,628	0.18%	1.22%	8%
7/31/2024(m)	$24.50	0.09	0.75	0.84	(0.06)	—	(0.06)	$0.00	$25.28	3.44%	$12,388	0.18%	1.24%	4%

Strive Small-Cap ETF
1/31/2025(f)	$31.52	0.26	0.76	1.02	(0.33)	—	(0.33)	$0.00(h)	$32.21	3.27%	$62,807	0.18%	1.63%	11%
7/31/2024	$28.05	0.38	3.48	3.86	(0.39)	—	(0.39)	$0.00(h)	$31.52	13.99%	$54,846	0.18%	1.36%	31%
7/31/2023(g)	$24.32	0.25	3.67	3.92	(0.19)	—	(0.19)	$0.00	$28.05	16.20%	$23,840	0.18%	1.34%	20%

Strive 1000 Growth ETF
1/31/2025(f)	$39.70	0.12	4.87	4.99	(0.10)	(0.01)	(0.11)	$0.00(h)	$44.58	12.57%	$118,580	0.18%	0.58%	4%
7/31/2024	$32.20	0.24	7.49	7.73	(0.23)	—	(0.23)	$0.00	$39.70	24.14%	$86,953	0.18%	0.65%	9%
7/31/2023(g)	$24.51	0.16	7.64	7.80	(0.11)	—	(0.11)	$0.00	$32.20	31.88%	$28,978	0.18%	0.74%	2%

Strive 1000 Value ETF
1/31/2025(f)	$29.56	0.39	1.20	1.59	(0.38)	—	(0.38)	$0.00(h)	$30.77	5.45%	$68,934	0.18%	2.54%	5%
7/31/2024	$26.31	0.73	3.18	3.91	(0.66)	—	(0.66)	$0.00	$29.56	15.12%	$54,679	0.18%	2.66%	13%
7/31/2023(g)	$24.45	0.47	1.72	2.19	(0.33)	—	(0.33)	$0.00	$26.31	9.03%	$17,101	0.18%	2.62%	4%

The accompanying notes are an integral part of these financial statements.

16

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Strive 1000 Dividend Growth ETF
1/31/2025(f)	$32.24	0.21	1.46	1.67	(0.21)	—	(0.21)	$0.00	$33.70	5.17%	$50,544	0.35%	1.23%	2%
7/31/2024	$28.02	0.44	4.20	4.64	(0.42)	—	(0.42)	$0.00	$32.24	16.73%	$43,200	0.35%	1.50%	10%
7/31/2023(g)	$24.59	0.30	3.35	3.65	(0.22)	—	(0.22)	$0.00(h)	$28.02	14.90%	$22,415	0.35%	1.56%	18%

Strive U.S. Energy ETF
1/31/2025(f)	$30.41	0.40	(2.55)	(2.15)	(0.40)	—	(0.40)	$0.00(h)	$27.86	-7.05%	$304,466	0.41%	2.76%	4%
7/31/2024	$29.38	0.81	1.06	1.87	(0.84)	—	(0.84)	$0.00	$30.41	6.43%	$344,211	0.41%	2.74%	21%
7/31/2023(o)	$25.12	0.84	4.20	5.04	(0.78)	—	(0.78)	$0.00(h)	$29.38	20.22%	$360,203	0.41%	3.04%	6%

Strive U.S. Semiconductor ETF
1/31/2025(f)	$47.53	0.07	(1.71)	(1.64)	(0.08)	—	(0.08)	$0.00	$45.81	-3.44%	$78,793	0.40%	0.28%	19%
7/31/2024	$36.63	0.21	10.90	11.11	(0.21)	—	(0.21)	$0.00	$47.53	30.46%	$83,169	0.40%	0.51%	29%
7/31/2023(p)	$25.07	0.22	11.53	11.75	(0.19)	—	(0.19)	$0.00	$36.63	47.03%	$36,626	0.40%	0.92%	10%

Strive Natural Resources and Security ETF
1/31/2025(f)	$29.01	0.21	2.64	2.85	(0.24)	—	(0.24)	$0.00	$31.62	9.91%	$27,197	0.49%	1.36%	9%
7/31/2024(n)	$25.13	0.30	3.84	4.14	(0.26)	—	(0.26)	$0.00	$29.01	16.60%	$23,208	0.49%	1.20%	27%

Strive Emerging Markets Ex-China ETF
1/31/2025(f)	$29.95	0.23	(1.10)	(0.87)	(0.80)	—	(0.80)	$0.00(h)	$28.28	-3.01%	$97,583	0.32%	1.53%	12%
7/31/2024	$26.97	0.82	2.35	3.17	(0.31)	—	(0.31)	$0.12	$29.95	12.38%	$100,346	0.32%	3.02%	80%
7/31/2023(j)	$25.17	0.29	1.43	1.88	(0.08)	—	(0.08)	$0.16	$26.97	7.49%	$153,727	1.29%	2.28%	39%

The accompanying notes are an integral part of these financial statements.

17

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Strive International Developed Markets ETF
1/31/2025(f)	$25.67	0.18	0.07	0.25	(0.17)	—	(0.17)	$0.00(h)	$25.75	0.96%	$16,739	0.29%	1.38%	5%
7/31/2024(l)	$25.11	0.02	0.54	0.56	–	—	–	$0.00(h)	$25.67	2.24%	$10,269	0.29%	0.77%	–%

Strive Total Return Bond ETF
1/31/2025(f)	$20.29	0.52	(0.53)	(0.01)	(0.50)	—	(0.50)	$0.00	$19.78	-0.03%	$126,024	0.49%	5.08%	16%
7/31/2024(k)	$20.00	1.04	0.21	1.25	(0.96)	—	(0.96)	$0.00	$20.29	6.45%	$101,856	0.49%	5.35%	51%

Strive Enhanced Income Short Maturity ETF
1/31/2025(f)	$20.25	0.57	0.01	0.58	(0.54)	—	(0.54)	$0.00	$20.29	2.89%	$208,781	0.25%	5.52%	42%
7/31/2024(k)	$20.00	1.17	0.12	1.29	(1.04)	—	(1.04)	$0.00	$20.25	6.57%	$115,628	0.25%	5.94%	83%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was November 9, 2022.
(h)	Amount represents less than $0.005 per share.
(i)	Inception date of the Fund was September 14, 2022.
(j)	Inception date of the Fund was January 30, 2023.
(k)	Inception date of the Fund was August 9, 2023.
(l)	Inception date of the Fund was June 25, 2024.
(m)	Inception date of the Fund was April 10, 2024.
The accompanying notes are an integral part of these financial statements.

18

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

(n)	Inception date of the Fund was August 30, 2023.
(o)	Inception date of the Fund was August 8, 2022.
(p)	Inception date of the Fund was October 5, 2022.
The accompanying notes are an integral part of these financial statements.

19

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
The funds listed in the table below (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act with the exception of SHOC, DRLL, FTWO, STXT and BUXX, which are non-diversified. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund. Each Fund is listed on the New York Stock Exchange.

Fund	Ticker	Commencement of Operations	Creation Unit Size
Strive 500 ETF	STRV	September 14, 2022	10,000
Strive Mid-Cap ETF	STXM	April 10, 2024	10,000
Strive Small-Cap ETF	STXK	November 9, 2022	10,000
Strive 1000 Growth ETF	STXG	November 9, 2022	10,000
Strive 1000 Value ETF	STXV	November 9, 2022	10,000
Strive 1000 Dividend Growth ETF	STXD	November 9, 2022	10,000
Strive U.S. Energy ETF	DRLL	August 8, 2022	10,000
Strive U.S. Semiconductor ETF	SHOC	October 5, 2022	10,000
Strive Natural Resources and Security ETF	FTWO	August 30, 2023	10,000
Strive Emerging Markets Ex-China ETF	STXE	January 30, 2023	50,000
Strive International Developed Markets ETF	STXI	June 25, 2024	50,000
Strive Total Return Bond ETF	STXT	August 9, 2023	10,000
Strive Enhanced Income Short Maturity ETF	BUXX	August 9, 2023	10,000
Prior to August 16, 2024, the name of the Strive Natural Resources and Security ETF was Strive FAANG 2.0 ETF.
The investment objective of the below Funds is to seek to track the total return performance, before fees and expenses, of an index as described in the table below, and each Fund’s strategy is to track the investment results of its underlying index. The underlying index for each Fund is defined below:

20

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Fund	Index Description	Index
STRV	U.S.-listed large cap equity securities	Bloomberg U.S. Large Cap Index
STXM	U.S. mid-capitalization companies	Bloomberg U.S. 400 Index
STXK	U.S. small-capitalization companies	Bloomberg U.S. 600 Index
STXG	Large- and mid-capitalization U.S. equity securities that exhibit growth characteristics	Bloomberg U.S. 1000 Growth Index
STXV	Large- and mid-capitalization U.S. equity securities that exhibit value characteristics	Bloomberg U.S. 1000 Value Index
STXD	U.S.-listed equities with a history of consistently growing dividends	Bloomberg U.S. 1000 Dividend Growth Index
DRLL	U.S.-listed equities in the energy sector	Bloomberg U.S. Energy Select Index
SHOC	U.S.-listed equities in the semiconductor sector	Bloomberg U.S. Listed Semiconductors Select Index
FTWO	Companies that are engaged in national security and natural resource security	Bloomberg FAANG 2.0 Select Index
STXE	Emerging market, ex-China securities	Bloomberg Emerging Markets ex China Large & Mid Cap Index
STXI	Developed markets, ex-US securities	Bloomberg Developed Markets ex U.S. Large & Mid Cap Index
Prior to January 26, 2024, STRV’s underlying index was the Solactive GBS United States 500 Index. Prior to January 25, 2023, STXK’s underlying index was the Bloomberg US 2000. Prior to April 11, 2024, DRLL’s underlying index was the Solactive United States Energy Regulated Capped Index. Prior to March 21, 2024, SHOC’s underlying index was the Solactive United States Semiconductors 30 Capped Total Return Index. The investment objective of BUXX is to seek to provide current income while seeking to minimize price volatility and maintain liquidity, and the investment objective of the STXT is to seek to maximize total return. Each Fund manages to its respective index.
Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is January 31, 2025, and the period covered by these Notes to Financial Statements is from August 1, 2024 to January 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

21

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

22

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

The following is a summary of the fair value classification of the Funds’ investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STRV
Investments:
Common Stocks	$796,801,130	$—	$—	$796,801,130
Real Estate Investment Trusts	14,662,681	19,847	—	14,682,528
Investments Purchased with Proceeds from Securities Lending	435,016	—	—	435,016
Money Market Funds	2,494,488	—	—	2,494,488
Total Investments in Securities	$814,393,315	$19,847	$—	$814,413,162

23

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STXM
Assets
Common Stocks	$15,498,370	$—	$—	$15,498,370
Real Estate Investment Trusts	1,079,236	—	—	1,079,236
Money Market Funds	48,043	—	—	48,043
Total Investments in Securities	$16,625,649	$—	$—	$16,625,649

STXK
Assets
Common Stocks	$58,426,736	$—	$—	$58,426,736
Real Estate Investment Trusts	4,113,073	—	—	4,113,073
Investments Purchased with Proceeds from Securities Lending	305,255	—	—	305,255
Money Market Funds	264,569	—	—	264,569
Total Investments in Securities	$63,109,633	$—	$—	$63,109,633

STXG
Assets
Common Stocks	$116,443,250	$—	$—	$116,443,250
Real Estate Investment Trusts	1,778,318	—	—	1,778,318
Contingent Value Rights	—	—	0(a)	0(a)
Investments Purchased with Proceeds from Securities Lending	18,783	—	—	18,783
Money Market Funds	343,985	—	—	343,985
Total Investments in Securities	$118,584,336	$—	$ 0(a)	$118,584,336

STXV
Assets
Common Stocks	$65,985,798	$—	$—	$65,985,798
Real Estate Investment Trusts	2,667,886	5,339	—	2,673,225
Investments Purchased with Proceeds from Securities Lending	147,310	—	—	147,310
Money Market Funds	209,499	—	—	209,499
Total Investments in Securities	$69,010,493	$5,339	$—	$69,015,832

STXD
Assets
Common Stocks	$48,856,449	$—	$—	$48,856,449
Real Estate Investment Trusts	1,435,649	—	—	1,435,649
Money Market Funds	228,054	—	—	228,054
Total Investments in Securities	$50,520,152	$—	$—	$50,520,152

24

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
DRLL
Assets
Common Stocks	$304,245,139	$—	$—	$304,245,139
Money Market Funds	185,686	—	—	185,686
Total Investments in Securities	$304,430,825	$—	$—	$304,430,825

SHOC
Assets
Common Stocks	$78,724,445	$—	$—	$78,724,445
Money Market Funds	72,003	—	—	72,003
Total Investments in Securities	$78,796,448	$—	$—	$78,796,448

FTWO
Assets
Common Stocks	$27,177,271	$—	$—	$27,177,271
Money Market Funds	15,188	—	—	15,188
Total Investments in Securities	$27,192,459	$—	$—	$27,192,459

STXE
Assets
Common Stocks	$95,157,210	$—	$—	$95,157,210
Preferred Stocks	2,408,744	—	—	2,408,744
Rights	63	—	—	63
Money Market Funds	309,295	—	—	309,295
Total Investments in Securities	$97,875,312	$—	$—	$97,875,312

STXI
Assets
Common Stocks	$16,669,678	$—	$—	$16,669,678
Real Estate Investment Trusts	43,894	—	—	43,894
Money Market Funds	15,075	—	—	15,075
Total Investments in Securities	$16,728,647	$—	$—	$16,728,647

STXT
Assets
Mortgage-backed Securities	$—	$56,457,756	$—	$56,457,756
Asset-backed Securities	—	20,449,879	—	20,449,879
U.S. Treasury Obligations	—	16,663,830	—	16,663,830
Corporate Bonds	—	12,164,966	—	12,164,966
Collateralized Mortgage Obligations	—	8,093,457	—	8,093,457
Collateralized Loan Obligations	—	7,716,562	—	7,716,562
Money Market Funds	3,136,942	—	—	3,136,942
Total Investments in Securities	$3,136,942	$121,546,450	$—	$124,683,392

25

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments:
Futures(b)	$(261,651)	$—	$—	$(261,651)
Total Futures	$(261,651)	$—	$—	$(261,651)

BUXX
Assets
Asset-Backed Securities	$—	$58,908,277	$—	$58,908,277
Corporate Bonds	—	55,659,328	—	55,659,328
Collateralized Mortgage Obligations	—	48,297,257	—	48,297,257
Collateralized Loan Obligations	—	29,160,352	—	29,160,352
U.S. Treasury Securities	—	1,297,102	—	1,297,102
Mortgage-Backed Securities	—	590,836	—	590,836
Money Market Funds	9,792,895	—	—	9,792,895
U.S. Treasury Bills	—	4,916,675	—	4,916,675
Total Investments in Securities	$9,792,895	$198,829,827	$—	$208,622,722

Other Financial Instruments:
Futures(b)	$(192)	$—	$—	$(192)
Total Futures	$(192)	$—	$—	$(192)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a) Amount is less than $0.50.
(b) The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.

During the current fiscal period, the Funds, other than STXG and STXE, did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of securities in Level 3 for the Funds for the current fiscal period:

	STXG	STXE
	Contingent Value Rights	Rights
Value, Beginning of Period	$ 0(a)	$1,906
Purchases	—	—
Proceeds from Sales	—	(1,256)
Net Realized Gains (Losses)	—	—
Return of Capital	—	—
Change in Unrealized Appreciation (Depreciation)	—	(650)
Transfers In/(Out) of Level 3	—	—
Value, End of Period	$ 0(a)	$—
(a) Amount is less than $0.50.

26

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Significant unobservable valuation inputs monitored by the Valuation Designee under the supervision of the Adviser for restricted securities or material Level 3 investments as of the current fiscal period, for each Fund are as follows:

	Fair Value at January 31, 2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
STXG
Contingent Value Rights	$ 0(a)	Corporate Action	No market availability	$0.00

(a) Amount is less than $0.50.

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for STXT & BUXX as of the current fiscal period, were as follows:

Fund	Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
STXT	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$651,977	$(261,651)
BUXX	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$31,351	$(192)

* Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statements of Operations for the current fiscal period, for STXT and BUXX was as follows:

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
STXT	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(368,498)
BUXX	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(9,234)

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
STXT	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(1,039,440)
BUXX	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(17,657)

The average notional value of long futures held in STXT and BUXX during the current fiscal period was $31,771,135 and $2,945,949, respectively. The average notional value of short futures held in STXT and BUXX during the current fiscal period was $16,762 and $0, respectively.

27

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of the current fiscal period, the Funds were not subject to any netting agreements.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

28

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Distributions to shareholders from net investment income for each Fund are declared and paid on a annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended July 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
STRV	$(5,280,251)	$5,280,251
STXM(1)	—	—
STXK	(2,599,199)	2,599,199
STXG	(194,188)	194,188
STXV	(824,514)	824,514
STXD	(552,441)	552,441
DRLL	(22,019,103)	22,019,103
SHOC	(15,113,381)	15,113,381
FTWO(2)	(458,408)	458,408
STXE	(440,047)	440,047
STXI(3)	—	—
STXT(4)	—	—
BUXX(4)	—	—

29

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Strive Asset Management, LLC serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Along with Strive Asset Management, LLC, Angel Oak Capital Advisors, LLC (“Angel Oak”) also serves as a sub-adviser to STXT and BUXX only. Pursuant to an investment sub-advisory agreement (the “Angel Oak Sub-Advisory Agreement”) among the Trust, Angel Oak, and the Adviser, Angel Oak is responsible for implementing Strive Asset Management, LLC’s sector allocations and duration target by selecting investments and executing each Fund’s transactions in accordance with such sector allocations and duration targets, subject to the investment objective, policies and limitations of each Fund, subject to the overall supervision and oversight of the Adviser and the Board.

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

STRV	0.0545%
STXM	0.18%
STXK	0.18%
STXG	0.18%
STXV	0.18%
STXD	0.35%
DRLL	0.41%
SHOC	0.40%
FTWO	0.49%
STXE	0.32%
STXI	0.29%
STXT	0.49%
BUXX	0.25%

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory

30

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Funds were as follows:

	Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities On Loan
STRV	$408,199	$435,016	0.10%
STXK	292,753	305,255	0.50%
STXG	17,988	18,783	—%(a)
STXV	138,796	147,310	0.20%

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
(a) Represents less than than 0.05% of net assets.

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending

31

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

STRV	$3,018
STXK	3,178
STXG	552
STXV	648
STXD	586
DRLL	997
SHOC	44
FTWO	391

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
STRV	$21,889,372	$4,874,966
STXM	1,852,104	1,127,400
STXK	11,389,068	6,189,162
STXG	6,624,875	3,774,611
STXV	7,053,891	3,187,109
STXD	1,185,186	837,316
DRLL	12,828,551	12,548,706
SHOC	18,046,387	14,725,973
FTWO	2,987,930	2,377,891
STXE	13,674,191	11,505,075
STXI	700,081	642,502
STXT	42,137,692	17,878,350
BUXX	141,299,322	56,286,039

32

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
STRV	$132,985,113	$2,744,961
STXM	3,050,614	494,031
STXK	6,650,613	5,361,510
STXG	18,125,647	593,347
STXV	10,752,719	2,533,972
STXD	6,060,637	1,238,469
DRLL	41,577,866	51,347,751
SHOC	2,273,819	6,291,664
FTWO	12,338,967	10,228,703
STXE	163,118	163,856
STXI	6,310,087	—
STXT	—	—
BUXX	—	—

There were no purchases or sales of U.S. Government securities during the current fiscal period, except for the following:

	Purchases	Sales
STXT	$3,091,355	$1,486,621
BUXX	—	498,652

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2024, for each Fund were as follows:

	STRV	STXM	STXK
Tax cost of Investments	$489,037,462	$11,879,298	$49,372,553
Gross tax unrealized appreciation	123,870,725	859,194	8,970,177
Gross tax unrealized depreciation	(11,968,544)	(352,833)	(2,909,476)
Net tax unrealized appreciation (depreciation)	$111,902,181	$506,361	$6,060,701
Undistributed ordinary income	528,861	13,017	162,609
Undistributed long-term gain	—	610	—
Total distributable earnings	$528,861	$13,627	$162,609
Other accumulated gain (loss)	(55,258)	—	(789,645)
Total accumulated gain (loss)	$112,375,784	$519,988	$5,433,665

33

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

	STXG	STXV	STXD
Tax cost of Investments	$71,772,558	$49,822,893	$36,628,522
Gross tax unrealized appreciation	16,806,203	6,311,373	7,287,931
Gross tax unrealized depreciation	(1,617,411)	(1,481,790)	(736,707)
Net tax unrealized appreciation (depreciation)	$15,188,792	$4,829,583	$6,551,224
Undistributed ordinary income	3,799	98,361	35,244
Undistributed long-term gain	30,448	—	—
Total distributable earnings	$34,247	$98,361	$35,244
Other accumulated gain (loss)	—	(9,556)	(427,281)
Total accumulated gain (loss)	$15,223,039	$4,918,388	$6,159,187

	DRLL	SHOC	FTWO
Tax cost of Investments	$329,470,092	$75,421,511	$22,493,123
Gross tax unrealized appreciation	30,711,802	10,459,160	1,466,824
Gross tax unrealized depreciation	(15,336,260)	(3,247,281)	(733,122)
Net tax unrealized appreciation (depreciation)	$15,375,542	$7,211,879	$733,702
Undistributed ordinary income	81,369	22,219	9,906
Undistributed long-term gain	—	—	—
Total distributable earnings	$81,369	$22,219	$9,906
Other accumulated gain (loss)	(8,137,978)	(1,048,126)	(6,300)
Total accumulated gain (loss)	$7,318,933	$6,185,972	$737,308

	STXE	STXI	STXT
Tax cost of Investments	$89,588,903	$10,151,715	$101,219,298
Gross tax unrealized appreciation	17,955,169	318,909	1,605,665
Gross tax unrealized depreciation	(6,243,268)	(202,823)	(42,605)
Net tax unrealized appreciation (depreciation)	$11,711,901	$116,086	$1,563,060
Undistributed ordinary income	1,980,405	9,075	73,570
Undistributed long-term gain	—	—	—
Total distributable earnings	$1,980,405	$9,075	$73,570
Other accumulated gain (loss)	(2,518,622)	—	(125,835)
Total accumulated gain (loss)	$11,173,684	$125,161	$1,510,795

	BUXX
Tax cost of Investments	$118,909,216
Gross tax unrealized appreciation	474,196
Gross tax unrealized depreciation	(59,975)
Net tax unrealized appreciation (depreciation)	$414,221
Undistributed ordinary income	158,708
Undistributed long-term gain	—
Total distributable earnings	$158,708
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$572,929

34

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended July 31, 2024, the Funds did not defer any post-October capital losses or qualified late-year losses.

At July 31, 2024, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
STRV	$(55,258)	$—
STXM(1)	—	—
STXK	(765,619)	(24,026)
STXG	—	—
STXV	(9,556)	—
STXD	(345,068)	(82,213)
DRLL	(2,701,311)	(5,436,667)
SHOC	(622,822)	(425,304)
FTWO(2)	(6,300)	—
STXE	(2,518,622)	—
STXI(3)	—	—
STXT(4)	—	(125,835)
BUXX(4)	—	—

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended July 31, 2024, were as follows:

	Fiscal Period Ended January 31, 2025	Fiscal Period Ended July 31, 2024
	Ordinary Income	Ordinary Income
STRV	$4,287,157	$5,358,321
STXM(1)	91,313	21,665
STXK	603,011	530,975
STXG	267,388	350,997
STXV	748,244	750,769
STXD	297,077	485,575
DRLL	4,395,438	9,743,291
SHOC	138,556	254,625
FTWO(2)	192,398	76,248

35

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

	Fiscal Period Ended January 31, 2025	Fiscal Period Ended July 31, 2024
	Ordinary Income	Ordinary Income
STXE	2,743,264	1,599,535
STXI(3)	100,727	—
STXT(4)	2,956,019	3,637,215
BUXX(4)	4,082,848	4,093,148

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

NOTE 8 – CREDIT FACILITY

The Custodian has made available to STXE and another series of the Trust a $30 million secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective December 13, 2023, expiring on December 10, 2025, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $30 million, 25% of the gross market value of the Fund, or 33.33% of the unencumbered assets of the Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid on outstanding borrowings is equal to the lender’s prime rate. As of the current fiscal period, the prime rate was 7.50%. The interest paid on outstanding borrowings is paid by the Adviser. For the current fiscal period, STXE had no activity under the credit facility and had no outstanding borrowings under the Agreement.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements. Effective February 1, 2025, the Board approved a change in fiscal year end of the Funds from July 31 to June 30.

36

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended July 31 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

STRV	97.28%
STXM(1)	73.09%
STXK	64.62%
STXG	100.00%
STXV	99.27%
STXD	100.00%
DRLL	100.00%
SHOC	100.00%
FTWO(2)	100.00%
STXE	48.35%
STXI(3)	0.00%
STXT(4)	0.00%
BUXX(4)	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended July 31 2024, were as follows:

STRV	92.74%
STXM(1)	67.19%
STXK	63.54%
STXG	100.00%
STXV	94.74%
STXD	100.00%
DRLL	100.00%
SHOC	100.00%
FTWO(2)	100.00%
STXE	19.00%
STXI(3)	0.00%
STXT(4)	0.00%
BUXX(4)	0.00%

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

37

STRIVE ETFs

FEDERAL TAX INFORMATION (UNAUDITED) (CONTINUED)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the fiscal period ended July 31 2024, were as follows:

STRV	0.00%
STXM(1)	0.00%
STXK	0.00%
STXG	0.00%
STXV	0.00%
STXD	0.00%
DRLL	0.00%
SHOC	0.00%
FTWO(2)	0.00%
STXE	0.00%
STXI(3)	0.00%
STXT(4)	0.00%
BUXX(4)	0.00%

(1) The Fund commenced operations on April 10, 2024.
(2) The Fund commenced operations on August 30, 2023.
(3) The Fund commenced operations on June 25, 2024.
(4) The Fund commenced operations on August 9, 2023.

38

STRIVE ETFs
FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal period ended July 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
STXE	$383,887	$0.11	99.85%
STXI	1,079	0.00	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

39

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not Applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	April 4, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	April 4, 2025